     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003


                                        REGISTRATION FILE NOS. 33-42133/811-4460
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-6               [ ]
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

              POST-EFFECTIVE AMENDMENT NO. 19              [X]


                                     AND/OR

                             REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                               AMENDMENT NO. 16              [X]


                       (CHECK APPROPRIATE BOX OR BOXES.)

                             ---------------------

                  NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
           (FORMERLY PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
               (FORMERLY PROVIDENT MUTUAL LIFE INSURANCE COMPANY)
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                                BERWYN, PA 19312
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000
                             ---------------------

                                                                           COPIES TO:
               KATHERINE DEPERI, ESQ.                                 STEPHEN E. ROTH, ESQ.
    NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA                 SUTHERLAND ASBILL & BRENNAN LLP
             1000 CHESTERBROOK BOULEVARD                         1275 PENNSYLVANIA AVENUE, N.W.
                  BERWYN, PA 19312                                 WASHINGTON, D.C. 20004-2415
       (NAME AND ADDRESS OF AGENT FOR SERVICE)

     It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


          [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485


          [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

          [ ] on May 1, 2003 pursuant to paragraph (a) of Rule 485


     If appropriate, check the following box:



          [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:

  Interests in Individual Flexible Premium Adjustable Variable Life Insurance
                                    Policies


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(ART)

                       PROSPECTUS
                       FOR
                       FLEXIBLE PREMIUM
                       ADJUSTABLE VARIABLE
                       LIFE INSURANCE POLICY
                       ISSUED BY
                       NATIONWIDE
                       LIFE INSURANCE COMPANY OF AMERICA

                       OPTIONSPLUS
                       FORM 15939 5.01

PROSPECTUS

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
               (FORMERLY PROVIDENT MUTUAL LIFE INSURANCE COMPANY)
         SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
CORPORATE HEADQUARTERS: 1000 CHESTERBROOK BOULEVARD, BERWYN, PENNSYLVANIA 19312
                           TELEPHONE: (800) 688-5177

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage for the lifetime of the insured. The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.


After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account") or the Guaranteed Account, or both. The Separate Account is divided into subaccounts (the "Subaccounts"). The Zero Coupon Bond Subaccount uses its assets to purchase units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A (the "Zero Trust"). The assets of the other Subaccounts are used to purchase shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):



-- AIM VARIABLE INSURANCE FUNDS, INC.



-- THE ALGER AMERICAN FUND



-- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



-- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.



-- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC.



-- DREYFUS INVESTMENT PORTFOLIOS



-- DREYFUS STOCK INDEX FUND, INC.



-- DREYFUS VARIABLE INVESTMENT FUND



-- FEDERATED INSURANCE SERIES



-- FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



-- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



-- GARTMORE VARIABLE INSURANCE TRUST



-- JANUS ASPEN SERIES



-- MFS(R) VARIABLE INSURANCE TRUST



-- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



-- OPPENHEIMER VARIABLE ACCOUNT FUNDS



-- PUTNAM VARIABLE TRUST



-- STRONG OPPORTUNITY FUND II, INC.



-- STRONG VARIABLE INSURANCE FUNDS, INC.



-- VAN ECK WORLDWIDE INSURANCE TRUST



-- VAN KAMPEN -- THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum value for the Separate Account.


The accompanying prospectuses for the Funds and for the Zero Trust describe the investment objectives and the attendant risks of the Portfolios and the Zero Trust. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 10 policy years or within 10 years after a Face Amount increase, the Policy lapses or the Owner decreases the Face Amount. Generally, during the first two policy years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy. After the second Policy Year, the Policy will only remain in force if there is sufficient value to pay the monthly deductions and other charges under the Policy.


The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.


This Prospectus must be accompanied or preceded by current prospectuses for the Funds and the Zero Trust. Please read this Prospectus carefully and retain it for future reference.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, AND NO BANK ENDORSES OR GUARANTEES THE POLICY OR POLICY VALUES. NEITHER THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES POLICY VALUES OR AN OWNER'S INVESTMENT IN THE POLICY.

                                  May 1, 2003

Each Subaccount invests exclusively in one portfolio of a Fund (a "Portfolio"). The following Portfolios are available under the Policy:



     -- AIM VARIABLE INSURANCE FUNDS, INC. (SERIES I)


        AIM V.I. Basic Value Fund


        AIM V.I. Capital Appreciation Fund


        AIM V.I. Capital Development Fund



     -- THE ALGER AMERICAN FUND (CLASS O SHARES)


        Small Capitalization Portfolio(1)



     -- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)


        AllianceBernstein Growth & Income   Portfolio


        AllianceBernstein Small Cap Value   Portfolio



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (CLASS I)


        VP Income & Growth Fund


        VP International Fund


        VP Ultra(R) Fund


        VP Value Fund



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC. (CLASS II)


        VP Inflation Protection Fund



     -- DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)


        Small Cap Stock Index Portfolio



     -- DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)


        Dreyfus Stock Index Fund, Inc.



     -- DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


        Appreciation Portfolio


        Developing Leaders Portfolio



     -- FEDERATED INSURANCE SERIES (PRIMARY SHARES)


        American Leaders Fund II


        Capital Appreciation Fund II


        Quality Bond Fund II



     -- FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


        Asset Manager(SM) Portfolio (Initial Class)(1)


        Contrafund(R) Portfolio (Initial Class)


        Equity-Income Portfolio (Initial Class)


        Growth Portfolio (Initial Class)


        High Income Portfolio (Initial Class)(1)


        Investment Grade Bond Portfolio (Initial   Class)


        Mid Cap Portfolio (Service Class)


        Overseas Portfolio (Initial Class)


        Value Strategies Portfolio (Service Class)



     -- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


        Franklin Rising Dividends Securities Fund


        Franklin Small Cap Value Securities Fund


        Templeton Foreign Securities Fund



     -- GARTMORE VARIABLE INSURANCE TRUST


        Comstock GVIT Value Fund (Class IV)(2)


        Dreyfus GVIT International Value Fund (Class IV)(2)


        Dreyfus GVIT Mid Cap Index Fund (Class I)


        Federated GVIT High Income Bond Fund (Class I)


        Gartmore GVIT Emerging Markets Fund (Class I)


        Gartmore GVIT Global Financial Services Fund (Class I)


        Gartmore GVIT Global Health Sciences Fund (Class I)


        Gartmore GVIT Global Technology and Communications Fund (Class I)


        Gartmore GVIT Global Utilities Fund (Class I)


        Gartmore GVIT Government Bond Fund (Class IV)(2)


        Gartmore GVIT Growth Fund (Class IV)(1),(2)


        Gartmore GVIT Investor Destinations Aggressive Fund


        Gartmore GVIT Investor Destinations Conservative Fund


        Gartmore GVIT Investor Destinations Moderate Fund


        Gartmore GVIT Investor Destinations Moderately Aggressive Fund


        Gartmore GVIT Investor Destinations Moderately Conservative Fund


        Gartmore GVIT Mid Cap Growth Fund (Class IV)(2)


        Gartmore GVIT Money Market Fund (Class IV)(2)


        Gartmore GVIT Nationwide(R) Fund (Class IV)(2)


        Gartmore GVIT US Growth Leaders Fund (Class I)


        GVIT Equity 500 Index Fund (Class IV)(1),(2)

        GVIT Small Cap Growth Fund (Class I)


        GVIT Small Cap Value Fund   (Class IV)(2)


        GVIT Small Company Fund (Class IV)(2)


        J.P. Morgan GVIT Balanced Fund   (Class IV)(1),(2)


        Van Kampen GVIT Multi Sector Bond   Fund (Class I)



     -- JANUS ASPEN SERIES (SERVICE SHARES)


        Balanced Portfolio


        Capital Appreciation Portfolio


        Global Technology Portfolio(1)


        International Growth Portfolio


        Risk-Managed Large Cap Core Portfolio



     -- MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)


        Investors Growth Stock Series


        Value Series



     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


        Fasciano Portfolio (Class S)


        Limited Maturity Bond Portfolio (Class I)


        Mid Cap Growth Portfolio (Class I)


        Partners Portfolio(1) (Class I)


        Socially Responsive Portfolio (Class I)



     -- OPPENHEIMER VARIABLE ACCOUNT FUNDS (INITIAL CLASS)


        Capital Appreciation Fund/VA


        Global Securities Fund/VA


        High Income Fund/VA


        Main Street(R) Fund/VA (formerly Main   Street(R) Growth & Income
        Fund/VA)


        Main Street(R) Small Cap Fund/VA



     -- PUTNAM VARIABLE TRUST (CLASS 1B)


        Growth & Income Fund


        International Equity Fund


        Voyager Fund



     -- STRONG OPPORTUNITY FUND II, INC. (INVESTOR CLASS)


        Strong Opportunity Fund II(1)



     -- STRONG VARIABLE INSURANCE FUNDS, INC. (INVESTOR CLASS)


        Strong Mid Cap Growth Fund II(1)



     -- VAN ECK WORLDWIDE INSURANCE TRUST


        Worldwide Bond Portfolio(1)


        Worldwide Emerging Markets Portfolio(1)


        Worldwide Hard Assets Portfolio(1)


        Worldwide Real Estate Portfolio(1)



     -- VAN KAMPEN -- THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)


        Core Plus Fixed Income Portfolio


        Emerging Markets Debt Portfolio


        U.S. Real Estate Portfolio


---------------

(1) This Portfolio is not available for the allocation of Premiums or transfer of Policy Account Value for contracts purchased on or after May 1, 2003.



(2) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
    Specifically:



    -- The Market Street Fund All Pro Large Cap Value Portfolio merged with the
       Comstock GVIT Value Fund;



    -- The Market Street Fund International Portfolio merged with the Dreyfus
       GVIT International Value Fund;



    -- The Market Street Fund Bond Portfolio merged with the Gartmore GVIT
       Government Bond Fund;



    -- The Market Street Fund All Pro Large Cap Growth Portfolio merged with the
       Gartmore GVIT Growth Fund;



    -- The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore
       GVIT Mid Cap Growth Fund;



    -- The Market Street Fund Money Market Portfolio merged with the Gartmore
       GVIT Money Market Fund;



    -- The Market Street Fund All Pro Broad Equity Portfolio merged with the
       Gartmore GVIT Nationwide(R) Fund;



    -- The Market Street Fund Equity 500 Index Portfolio merged with the GVIT
       Equity 500 Index Fund;



    -- The Market Street Fund All Pro Small Cap Value Portfolio merged with the
       GVIT Small Cap Value Fund;



    -- The Market Street Fund All Pro Small Cap Growth Portfolio merged with the
       GVIT Small Company Fund; and



    -- The Market Street Fund Balanced Portfolio merged with the J.P. Morgan
       GVIT Balanced Fund.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
POLICY BENEFITS/RISKS SUMMARY...............................    1
POLICY BENEFITS.............................................    1
     The Death Benefit......................................    1
     Transfers..............................................    2
     Free-Look..............................................    2
     Loan Privilege.........................................    2
     Partial Withdrawal of Net Cash Surrender Value.........    2
     Surrender of the Policy................................    3
     Accelerated Death Benefit..............................    3
     Long-Term Care Benefit.................................    3
     Personalized Illustrations.............................    3
POLICY RISKS................................................    3
INVESTMENT RISK.............................................    3
     Risk of Increase in Current Fees and Charges...........    3
     Risk of Lapse..........................................    4
     Tax Risks..............................................    4
     Withdrawal and Surrender Risks.........................    4
     Loan Risks.............................................    4
PORTFOLIO RISKS.............................................    5
FEE TABLE...................................................    6
THE POLICY..................................................   21
THE COMPANY, SEPARATE ACCOUNT AND FUNDS.....................   22
  Nationwide Life Insurance Company of America..............   22
  The Separate Account......................................   22
  The Funds.................................................   22
  The Stripped ("Zero") U.S. Treasury Securities Fund,
     Nationwide Provident Series A..........................   29
  Additional Information About the Funds and Portfolios.....   29
  Addition, Deletion, or Substitution of Investments........   30
DETAILED DESCRIPTION OF POLICY PROVISIONS...................   31
  Death Benefit.............................................   31
  Ability to Adjust Face Amount.............................   33
  Insurance Protection......................................   34
  Payment and Allocation of Premiums........................   35
  Policy Account Value......................................   37
  Policy Duration...........................................   37
  Transfers of Policy Account Value.........................   38
  Free-Look Privileges......................................   39
  Loan Privileges...........................................   39
  Surrender Privilege.......................................   40
  Partial Withdrawal Privilege..............................   41
  Accelerated Death Benefit.................................   42
  Long-Term Care Benefit....................................   42
CHARGES AND DEDUCTIONS......................................   43
  Premium Expense Charge....................................   43
  Surrender Charges.........................................   44
  Monthly Deductions........................................   45
  Face Amount Increase Charge...............................   47
  Partial Withdrawal Charge.................................   47
  Transfer Charge...........................................   47
  Mortality and Expense Risk Charge.........................   47

                                                              PAGE
                                                              ----
  Loan Interest Charge......................................   48
  Other Charges.............................................   48
THE GUARANTEED ACCOUNT......................................   48
  Minimum Guaranteed and Current Interest Rates.............   48
  Transfers from Guaranteed Account.........................   49
OWNERSHIP AND BENEFICIARY RIGHTS............................   49
MODIFYING THE POLICY........................................   50
TELEPHONE, FAX, AND E-MAIL REQUESTS.........................   50
SPLIT DOLLAR ARRANGEMENTS...................................   50
DIVIDENDS...................................................   51
SUPPLEMENTARY BENEFITS......................................   51
FEDERAL INCOME TAX CONSIDERATIONS...........................   52
  Introduction..............................................   52
  Tax Status of the Policy..................................   52
  Tax Treatment of Policy Benefits..........................   53
  Special Rules for Pension and Profit-Sharing Plans........   54
  Special Rules for 403(b) Arrangements.....................   55
  Foreign Tax Credits.......................................   55
  Business Uses of the Policy...............................   55
  Tax Shelter Regulations...................................   55
  Withholding...............................................   55
  Other Tax Considerations..................................   55
  Possible Tax Law Changes..................................   56
  Alternative Minimum Tax...................................   56
  NLICA's Taxes.............................................   56
VOTING RIGHTS...............................................   56
DISTRIBUTION OF POLICIES....................................   57
STATE VARIATIONS............................................   58
LEGAL PROCEEDINGS...........................................   58
FINANCIAL STATEMENTS........................................   59
DEFINITIONS.................................................   60
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......   63

                         POLICY BENEFITS/RISKS SUMMARY

The Policy is a flexible premium adjustable variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest NLICA credits to the Guaranteed Account, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). NLICA DOES NOT GUARANTEE ANY MINIMUM POLICY ACCOUNT VALUE. THE OWNER COULD LOSE SOME OR ALL OF HIS OR HER MONEY.


This summary describes the Policy's important benefits and risks. The sections in the Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE DEFINITIONS AT THE END OF THE PROSPECTUS DEFINE CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.


                                POLICY BENEFITS

THE DEATH BENEFIT

As long as the Policy remains in force, NLICA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

There are two Death Benefit Options available. Death Benefit Option A provides Death Benefit equal to the greater of (a) the Face Amount and (b) the specified percentage of the Policy Account Value. Death Benefit Option B provides a Death Benefit equal to the greater of (a) the Face Amount plus the Policy Account Value and (b) the specified percentage of the Policy Account Value. (See "Death Benefit".) The Owner chooses at the time of application one of the two Death Benefit Options. NLICA will not issue the Policy until the Owner has elected a Death Benefit Option.

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

After the second Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit Option or by increasing or decreasing the Face Amount of the Policy. (See "Death Benefit" and "Ability to Adjust Face Amount".) The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require Evidence of Insurability. Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available. NLICA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

Any change in Death Benefit Options or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the surrender charges which are imposed upon lapse or surrender of the Policy or the pro-rata surrender charges imposed upon a decrease in Face Amount within the relevant ten-year period. For any decrease in Face Amount, that part of the surrender charges attributable to the decrease will reduce the Policy Account Value, and the surrender charges will be reduced by this amount. A decrease in Face Amount may also affect cost of insurance charges. (See "Monthly Deductions".) A change in Death Benefit Option or Face Amount may have tax consequences.


To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, NLICA will not effect the decrease.



Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision any portion of any Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date NLICA receives the Minimum Initial Premium, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount. At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to the Subaccounts as indicated in the application. (See "Payment and Allocation of Premiums".)

TRANSFERS

The Owner may make transfers of the amounts in the Subaccounts and Guaranteed Account. Transfers between and among the Subaccounts or into the Guaranteed Account are made as of the date NLICA receives the request. NLICA requires a minimum amount for each such transfer, usually $1,000. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount. If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred. (See "Transfers of Policy Account Value".)

FREE-LOOK

The Policy provides for an initial Free-Look period. The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed, (b) 10 days after the Owner receives the Policy and (c) 10 days after NLICA mails or personally delivers a Notice of Withdrawal Right to the Owner. Upon returning the Policy to NLICA or to an agent of NLICA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date NLICA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy. Where state law requires, the refund will instead equal the premiums paid. (See "Free-Look Privileges".)

A Free-Look privilege also applies after a requested increase in Face Amount. (See "Free-Look For Increase in Face Amount".)

LOAN PRIVILEGE

The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. Policy loans may be repaid at any time and in any amount prior to the Final Policy Date. NLICA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount and the Guaranteed Account unless the Owner specifies otherwise. This collateral in the Loan Account earns interest at an effective annual rate of at least 4%. (See "Loan Privileges" below.)

Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits".)

PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE

After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value. The minimum amount for such withdrawal is $1,500. An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal. The withdrawal amount and expense charge is allocated to the Subaccounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise. If Death Benefit Option A is in effect, NLICA will reduce the Face Amount by the amount of the withdrawal. (See "Partial Withdrawal Privilege".) A withdrawal may have tax consequences.

SURRENDER OF THE POLICY

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value. (See "Surrender Privilege".) A surrender may have tax consequences.

ACCELERATED DEATH BENEFIT

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or, for Owners who elected the ADB rider prior to November 13, 2001 (or such other date pursuant to state availability) is permanently confined to a Nursing Care Facility. NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid. (See "Accelerated Death Benefit" below.) The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

LONG-TERM CARE BENEFIT

Under the Long-Term Care Benefit riders, the Owner may receive periodic payments of a portion of the death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill." NLICA imposes a monthly charge if the Owner elects any of these riders. (See "Long-Term Care Benefit" below.) There may be Federal income tax consequences associated with the Long-Term Care Benefit Riders. The Owner should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

PERSONALIZED ILLUSTRATIONS

Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

                                  POLICY RISKS

INVESTMENT RISK

If the Owner invests his or her Policy Account Value in one or more Subaccounts, then he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLICA deducts Policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner COULD lose everything he or she invests and the Policy could lapse without value, unless he or she pays additional premiums.


RISK OF INCREASE IN CURRENT FEES AND CHARGES



Certain fees and charges are currently assessed at less than their maximum levels. NLICA may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

RISK OF LAPSE

If the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and other charges under the Policy, the Policy may enter a 61-day Grace Period. NLICA will notify the Owner that the Policy will lapse (terminate without value) unless the Owner makes a sufficient payment during the Grace Period. The Policy generally will not lapse: (1) during the first two Policy Years if the Minimum Guarantee Premium has been paid; or (2) if the Owner pays sufficient premium before the end of the Grace Period.

TAX RISKS

NLICA anticipates that a Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy. An Owner of a Policy may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser. In addition, if the Owner elects the Accelerated Death Benefit rider or a Long-Term Care Benefit rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policyowner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. Federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply. (See "Tax Status of the Policy".)

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, See "Tax Treatment of Policy Benefits".)

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans generally will not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10(th) Policy Anniversary or Attained Age 60. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts".)

WITHDRAWAL AND SURRENDER RISKS

The Surrender Charge under the Policy applies for 10 Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLICA designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT. Partial withdrawals are not permitted during the first Policy Year. A surrender or partial withdrawal may have tax consequences.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLICA subtracts the amount of the loan from the Subaccounts and/or the Guaranteed Account as collateral and holds it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account. NLICA reduces the amount it pays on the Insured's death by the amount of any outstanding Policy loans and accrued interest. The Policy may lapse (terminate without value) if any outstanding Policy loans and accrued interest reduce the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

                                PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

                                   FEE TABLE


The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.


----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 MAXIMUM CHARGE
 IMPOSED ON PREMIUMS
 (PREMIUM EXPENSE
 CHARGE):
----------------------------------------------------------------------------------------------
  Premium Tax            Upon receipt of each    0-4% of each premium    0-4% of each premium
  Charge(1)                premium payment      payment, depending on   payment, depending on
                                                  Insured's state of      Insured's state of
                                                      residence               residence
----------------------------------------------------------------------------------------------
  Percent of Premium     Upon receipt of each   3% of premium payments     1.5% of premium
  Sales Charge             premium payment                                     payments
----------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED
 SURRENDER CHARGE:
----------------------------------------------------------------------------------------------
  Deferred Sales        Upon surrender, lapse,  The lesser of: (1) 27%  The lesser of: (1) 27%
  Charge(2)              or decrease in Face       of all premiums         of all premiums
                          Amount during the      received during the     received during the
                        first 10 Policy Years    first Policy Year up    first Policy Year up
                                                to the Target Premium   to the Target Premium
                                                 plus 6% of all other    plus 6% of all other
                                                 premiums paid to the    premiums paid to the
                                                 date of surrender or    date of surrender or
                                                 lapse; or (2) 50% of    lapse; or (2) 50% of
                                                the Target Premium for  the Target Premium for
                                                   the Initial Face        the Initial Face
                                                        Amount                  Amount

----------------------------------------------------------------------------------------------
  Deferred              Upon surrender, lapse,    $3.00 per $1000 of      $3.00 per $1000 of
  Administrative         or decrease in Face         Face Amount             Face Amount
  Charge(3)               Amount during the
                        first 10 Policy Years

----------------------------------------------------------------------------------------------

---------------

 (1) NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax.
     Kentucky imposes an additional city premium tax that applies only to first year premium.
     This tax varies by municipality and is no greater than 12%.


 (2) The Deferred Sales Charge may increase if additional premiums are paid after Policy Year
     1, as the charge for each Policy Year after the first Policy Year (until Policy Year 11)
     equals the prior Policy Year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for the
     Initial Face Amount). The Deferred Sales Charge is 0% after the 10th Policy Year. The
     Deferred Sales Charge is reduced by any Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.


 (3) The Deferred Administrative Charge decreases each Policy Year to $0 after the 10th Policy
     Year. The charge varies by Issue Age, and is lower for Issue Ages under 35. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED       Upon surrender, lapse,  The lesser of: (1) 27%  The lesser of: (1) 27%
 ADDITIONAL SURRENDER    or decrease in Face       of all premiums         of all premiums
 CHARGE (ADDITIONAL       Amount during the        received for the        received for the
 DEFERRED SALES             first 10 years        increase up to the      increase up to the
 CHARGE)(4)             following an increase    first Target Premium    first Target Premium
                            in Face Amount        for that increase       for that increase
                                                 during the first 12     during the first 12
                                                 Policy months after     Policy months after
                                                 the increase plus 6%    the increase plus 6%
                                                of all other premiums   of all other premiums
                                                 paid to the date of     paid to the date of
                                                surrender or lapse; or  surrender or lapse; or
                                                (2) 50% of the Target   (2) 50% of the Target
                                                   Premium for each        Premium for each
                                                     increase in             increase in
                                                     Face Amount             Face Amount

----------------------------------------------------------------------------------------------
 FACE AMOUNT INCREASE   Upon increase in Face     $50 plus $3.00 per      $50 plus $1.00 per
 CHARGE                         Amount          $1,000 of Face Amount   $1,000 of Face Amount
                                                       increase                increase

----------------------------------------------------------------------------------------------
 OTHER WITHDRAWAL/           Upon partial         $25 per withdrawal      $25 per withdrawal
 SURRENDER FEES               withdrawal

----------------------------------------------------------------------------------------------
 TRANSFER FEES(5)           Upon transfer          $25 per transfer        $25 per transfer

----------------------------------------------------------------------------------------------
 ACCELERATED DEATH         At the time the               $250                    $100
 BENEFIT RIDER            accelerated death
                           benefit is paid

----------------------------------------------------------------------------------------------


---------------


 (4) The Additional Deferred Sales Charge may increase if additional premiums are paid more than one year following the increase, as the charge for each year following the increase
     (until Policy Year 11) equals the prior year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target
     Premium for each increase in Face Amount). The Additional Deferred Sales Charge is 0%
     after the 10th Policy Year. The Additional Deferred Sales Charge is reduced by any
     Additional Deferred Sales Charges previously paid at the time of any prior decrease in
     Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.



 (5) NLICA does not assess a transfer charge for the first 12 transfers each Policy Year.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.


----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 COST OF INSURANCE:(6)
   Minimum and Maximum    On Policy Date and     $0.06 - $420.82 per     $0.04 - $113.16 per
   Charge                 monthly on Policy      $1,000 of Net Amount    $1,000 of Net Amount
                            Processing Day        at Risk per month       at Risk per month
                                                                         during Policy Years
                                                                                1 - 10

----------------------------------------------------------------------------------------------
   Charge for a male      On Policy Date and     $0.52 per $1,000 of     $0.26 per $1,000 of
   Insured, Attained      monthly on Policy     Net Amount at Risk per  Net Amount at Risk per
   Age 45, in the           Processing Day              month                   month
   nonsmoker Premium
   Class and within
   the first 10 Policy
   Years

----------------------------------------------------------------------------------------------
 INITIAL                  On Policy Date and            $17.50                  $17.50
 ADMINISTRATIVE           monthly on Policy
 CHARGE(7)                  Processing Day

----------------------------------------------------------------------------------------------
 MONTHLY                  On Policy Date and             $12                    $7.50
 ADMINISTRATIVE CHARGE    monthly on Policy
                            Processing Day

----------------------------------------------------------------------------------------------
 MORTALITY AND EXPENSE          Daily            Annual rate of 0.90%    Annual rate of 0.65%
 RISK CHARGE                                     of the average daily    of the average daily
                                                  net assets of each      net assets of each
                                                 Subaccount the Owner    Subaccount the Owner
                                                    is invested in          is invested in

----------------------------------------------------------------------------------------------
 ASSET CHARGE AGAINST           Daily            Annual rate of 0.50%    Annual rate of 0.25%
 THE ZERO COUPON BOND                            of the average daily    of the average daily
 SUBACCOUNT (8)                                 net assets of the Zero  net assets of the Zero
                                                Coupon Bond Subaccount  Coupon Bond Subaccount

----------------------------------------------------------------------------------------------


---------------


 (6) Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class,
     Policy Year, and Net Amount at Risk. The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit Option, Face
     Amount, Planned Periodic Premiums, and riders requested.



 (7) NLICA only deducts the Initial Administrative Charge on the first 12 Policy Processing
     Days.



 (8) NLICA will not impose this charge if an Owner is not invested in the Zero Coupon Bond
     Subaccount.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 LOAN INTEREST          On Policy Anniversary    Annual rate of 6.00%    Annual rate of 6.00%
 CHARGE(9)                  or earlier, as        of the loan amount      of the loan amount
                            applicable(10)
----------------------------------------------------------------------------------------------
 OPTIONAL CHARGES:(11)
----------------------------------------------------------------------------------------------
  Change of Insured              N/A                     None                    None
  Rider
----------------------------------------------------------------------------------------------
  Children's Term        On rider policy date    $0.52 per $1,000 of     $0.52 per $1,000 of
  Insurance Rider       and monthly on Policy   rider coverage amount   rider coverage amount
                            Processing Day            per month               per month
----------------------------------------------------------------------------------------------
  Disability Waiver      On rider policy date     $0.01 - $1.76 per       $0.01 - $1.76 per
  Benefit Rider:        and monthly on Policy    $1,000 Net Amount at    $1,000 Net Amount at
                            Processing Day          Risk per month          Risk per month
  Minimum and Maximum
  Charge
----------------------------------------------------------------------------------------------
   Charge for an         On rider policy date    $0.01 per $1,000 Net    $0.01 per $1,000 Net
   Insured, Attained    and monthly on Policy     Amount at Risk per      Amount at Risk per
   Age 42                   Processing Day              month                   month
----------------------------------------------------------------------------------------------
  Disability Waiver of   On rider policy date     2% - 23.2% of the       2% - 23.2% of the
  Premium Benefit       and monthly on Policy   monthly benefit amount  monthly benefit amount
  Rider:                    Processing Day            per month               per month
   Minimum and Maximum
   Charge
----------------------------------------------------------------------------------------------
   Charge for an         On rider policy date    3.1% of the monthly     3.1% of the monthly
   Insured, Issue Age   and monthly on Policy     benefit amount per      benefit amount per
   37                       Processing Day              month                   month
----------------------------------------------------------------------------------------------
  Final Policy Date              N/A                     None                    None
  Extension Rider
----------------------------------------------------------------------------------------------


---------------


 (9) The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLICA charges for a loan (6.00% annually) and the amount of interest NLICA credits to the Loan Account (guaranteed not be lower than 4.00%
     annually)). After offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually), and after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).



(10) While a Policy loan is outstanding, loan interest is payable in arrears on each Policy
     Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.



(11) Charges for the Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit
     Rider, Long- Term Care Benefit Riders, and Other Insured Convertible Term Life Insurance
     Rider may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy
     Year, Face Amount, and Net Amount at Risk. Charges based on Attained Age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the
     Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit Option, Face
     Amount, Planned Periodic Premiums, and riders requested.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 Long-Term Care
 Benefit Riders:
----------------------------------------------------------------------------------------------
  1. Long-Term Care      On rider policy date    No maximum amount is   $0.02(13) - $3.24(14)
     Acceleration       and monthly on Policy         guaranteed          per $1,000 of Net
     Benefit Rider(12)      Processing Day                                Amount at Risk per
                                                                                month
      Minimum and
      Maximum Charge
----------------------------------------------------------------------------------------------
       Charge for a      On rider policy date    No maximum amount is    $0.20 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        Net Amount at Risk per
       Attained Age 55      Processing Day                                      month
       with a 4%
       Acceleration
       Benefit Rider
----------------------------------------------------------------------------------------------
  2. Long-Term Care      On rider policy date    No maximum amount is     $0.01 - $3.47 per
     Waiver Benefit     and monthly on Policy         guaranteed         $1,000 of Net Amount
     Rider(15)              Processing Day                                at Risk per month
      Minimum and
      Maximum Charge
----------------------------------------------------------------------------------------------
       Charge for a      On rider policy date    No maximum amount is    $0.01 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        Net Amount at Risk per
       Attained Age 55      Processing Day                                      month
----------------------------------------------------------------------------------------------

---------------

(12) NLICA may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

(13) Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.

(14) Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.

(15) NLICA may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
  3. Long-Term Care      On rider policy date    No maximum amount is   $0.01(17) - $8.72(18)per
     Extended           and monthly on Policy         guaranteed           $1,000 of rider
     Insurance Benefit      Processing Day                               coverage amount per
     Rider(16)                                                                  month
      Minimum and
      Maximum Charge
----------------------------------------------------------------------------------------------
       Charge for a      On rider policy date    No maximum amount is    $0.19 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        rider coverage amount
       Issue Age 55         Processing Day                                    per month
       with a 4%
       Extended
       Insurance
       Benefit Rider,
       assuming no
       inflation or
       nonforfeiture
       protection (as
       described in
       the rider), and
       assuming
       lifetime
       payments
----------------------------------------------------------------------------------------------
 Other Insured           On rider policy date    $0.09 - $420.82 per     $0.06 - $113.17 per
 Convertible Term Life  and monthly on Policy      $1,000 of rider         $1,000 of rider
 Insurance Rider            Processing Day       coverage amount per     coverage amount per
      Minimum and                                       month                   month
      Maximum Charge
----------------------------------------------------------------------------------------------
       Charge for a      On rider policy date    $0.20 per $1,000 of     $0.14 per $1,000 of
       female Insured,  and monthly on Policy   rider coverage amount   rider coverage amount
       Attained Age         Processing Day            per month               per month
       42, in the
       nonsmoker
       Premium Class
----------------------------------------------------------------------------------------------

---------------

(16) NLICA may increase the rates for the Long-Term Care Extended Insurance Benefit Rider
     charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

(17) Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.

(18) Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

The following tables describe the Portfolio fees and expenses that an Owner will pay periodically during the time that he or she owns the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):


---------------------------------------------------------------------------------------
                                                              MINIMUM           MAXIMUM
---------------------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
 (expenses that are deducted from Portfolio assets,
 including management fees, distribution and/or service
 (12b-1) fees, and other expenses)                              0.25%     --     4.37%
---------------------------------------------------------------------------------------


The following table shows the fees and expenses charged by each Portfolio for the fiscal year ended December 31, 2002.


ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):




                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 AIM VARIABLE
  INSURANCE FUNDS,
  INC. (SERIES I)
  AIM V.I. Basic
  Value Fund              0.73%      N/A        0.00%        0.43%      1.16%          N/A             N/A
  AIM V.I. Capital
  Appreciation Fund       0.61%      N/A        0.00%        0.24%      0.85%          N/A             N/A
  AIM V.I. Capital
  Development Fund        0.75%      N/A        0.00%        0.39%      1.14%          N/A             N/A
 THE ALGER AMERICAN
  FUND (CLASS O
  SHARES)
  Small
  Capitalization
  Portfolio               0.85%      N/A        0.00%        0.12%      0.97%          N/A             N/A
 ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS
  SERIES FUND (CLASS
  A)
  AllianceBernstein
  Growth & Income
  Portfolio               0.63%      N/A        0.00%        0.05%      0.68%          N/A             N/A
  AllianceBernstein
  Small Cap Value
  Portfolio(1)            1.00%      N/A        0.00%        0.41%      1.41%         0.21%           1.20%
 AMERICAN CENTURY
  VARIABLE
  PORTFOLIOS, INC.
  (CLASS I)
  VP Income & Growth
  Fund                    0.70%      N/A        0.00%        0.00%      0.70%          N/A             N/A


---------------


 (1) The investment adviser has contractually agreed to waive its management fees and/or to bear expenses of the AllianceBernstein Small Cap Value Portfolio to the extent necessary to prevent Total Annual Portfolio
     Operating Expenses from exceeding 1.20%. This agreement will continue until at least May 1, 2004.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
  VP International
  Fund(2)                 1.30%      N/A        0.00%        0.00%      1.30%          N/A             N/A
  VP Ultra(R) Fund(2)     1.00%      N/A        0.00%        0.00%      1.00%          N/A             N/A
  VP Value Fund(2)        0.95%      N/A        0.00%        0.00%      0.95%          N/A             N/A
 AMERICAN CENTURY
  VARIABLE PORTFOLIOS
  II, INC. (CLASS II)
  VP Inflation
  Protection Fund         0.51%     0.25%       0.00%        0.00%      0.76%          N/A             N/A
DREYFUS INVESTMENT
  PORTFOLIOS (SERVICE
  SHARES)
  Small Cap Stock
  Index Portfolio         0.35%     0.25%       0.00%        0.00%      0.60%          N/A             N/A
 DREYFUS STOCK INDEX
  FUND, INC. (INITIAL
  SHARES)
  Dreyfus Stock Index
  Fund, Inc.              0.25%      N/A        0.00%        0.02%      0.27%          N/A             N/A
 DREYFUS VARIABLE
  INVESTMENT FUND
  (INITIAL SHARES)
  Appreciation
  Portfolio               0.75%      N/A        0.00%        0.03%      0.78%          N/A             N/A
  Developing Leaders
  Portfolio               0.75%      N/A        0.00%        0.06%      0.81%          N/A             N/A
 FEDERATED INSURANCE
  SERIES (PRIMARY
  SHARES)
  American Leaders
  Fund II(3)              0.75%      N/A        0.25%        0.13%      1.13%          N/A             N/A
  Capital
  Appreciation Fund
  II(4)                   0.85%     0.25%       0.25%        3.02%      4.37%          N/A             N/A
  Quality Bond Fund
  II(4)                   0.60%     0.25%       0.25%        0.13%      1.23%          N/A             N/A


---------------


 (2) The Portfolio has a "stepped" fee schedule. As a result, the Portfolio's management fee generally decreases as its assets increase.



 (3) The shareholder services provider for the Federated American Leaders Fund II voluntarily agreed to waive the shareholder services fee. After taking into account this voluntary waiver, Total Annual Portfolio
     Operating Expenses were 0.88% during 2002. The shareholder services provider can terminate this voluntary waiver at any time, although the provider has no intention of assessing a shareholder services fee during the fiscal year ending December 31, 2003.



 (4) The adviser, distributor, and shareholder services provider for the Federated Capital Appreciation Fund II and the Federated Quality Bond Fund II voluntarily agreed to waive part or all of the management fee,
     12b-1 fee, shareholder services fee, and/or Other Expenses. After taking into account these voluntary waivers, the Total Annual Portfolio Operating Expenses for the Federated Capital Appreciation Fund II and
     the Federated Quality Bond Fund II were 0.90% and 0.70%, respectively, during 2002. These voluntary arrangements can be terminated at any time, although neither the distributor nor the shareholder services provider intend to assess a 12b-1 fee or shareholder services fee during the fiscal year ending December
     31, 2003.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 FIDELITY VARIABLE
  INSURANCE PRODUCTS
  FUNDS
  Asset Manager(SM)
  Portfolio (Initial
  Class)(5),(6)           0.53%      N/A        0.00%        0.10%      0.63%          N/A             N/A
  Contrafund(R)
  Portfolio (Initial
  Class)(5),(6)           0.58%      N/A        0.00%        0.10%      0.68%          N/A             N/A
  Equity-Income
  Portfolio (Initial
  Class)(5),(6)           0.48%      N/A        0.00%        0.09%      0.57%          N/A             N/A
  Growth Portfolio
  (Initial
  Class)(5),(6)           0.58%      N/A        0.00%        0.09%      0.67%          N/A             N/A
  High Income
  Portfolio (Initial
  Class)(5)               0.58%      N/A        0.00%        0.12%      0.70%          N/A             N/A
  Investment Grade
  Bond Portfolio
  (Initial
  Class)(5),(7)           0.43%      N/A        0.00%        0.11%      0.54%          N/A             N/A
  Mid Cap Portfolio
  (Service Class)(6)      0.58%     0.10%       0.00%        0.12%      0.80%          N/A             N/A
  Overseas Portfolio
  (Initial
  Class)(5),(6)           0.73%      N/A        0.00%        0.17%      0.90%          N/A             N/A
  Value Strategies
  Portfolio (Service
  Class)(6),(8)           0.58%     0.10%       0.00%        0.84%      1.52%          N/A             N/A


---------------


 (5) The Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio are referred to in certain of the financial statements for the Separate Account as Portfolios of Variable Insurance
     Products Fund. The Asset Manager(SM) Portfolio, Contrafund(R) Portfolio, and Investment Grade Bond
     Portfolio are referred to in certain of the financial statements for the Separate Account as Portfolios of
     Variable Insurance Products Fund II.



 (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the
     Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the
     Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, Total
     Annual Portfolio Operating Expenses for the Fidelity VIP Asset Manager Portfolio, the Fidelity VIP
     Contrafund Portfolio, the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, the
     Fidelity VIP Mid Cap Portfolio, the Fidelity VIP Overseas Portfolio, and the Fidelity VIP Value Strategies
     Portfolio were 0.61%, 0.64%, 0.56%, 0.61%, 0.73%, 0.86%, and 1.05%, respectively, during 2002. These offsets may be discontinued at any time.



 (7) Through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, the Total Annual Portfolio Operating Expenses for the Fidelity VIP Investment
     Grade Bond Portfolio were 0.53% during 2002. These offsets may be discontinued at any time.



 (8) The manager for the Fidelity VIP Value Strategies Portfolio has voluntarily agreed to reimburse the
     Portfolio to the extent that Total Annual Portfolio Operating Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.10%. After taking into account this voluntary arrangement (as well as the voluntary offset arrangement described in Footnote
     6), Total Annual Portfolio Operating Expenses for the Portfolio were 1.05% during 2002. This arrangement can be discontinued at any time.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  (CLASS 1)
  Franklin Rising
  Dividends
  Securities Fund(9)      0.75%      N/A        0.00%        0.02%      0.77%          N/A             N/A
  Franklin Small Cap
  Value Securities
  Fund(9)                 0.60%      N/A        0.00%        0.20%      0.80%          N/A             N/A
  Templeton Foreign
  Securities Fund(9)      0.69%      N/A        0.00%        0.22%      0.91%          N/A             N/A
 GARTMORE VARIABLE
  INSURANCE TRUST
  Comstock GVIT Value
  Fund (Class IV)(10)     0.80%      N/A        0.00%        0.31%      1.11%          N/A             N/A
  Dreyfus GVIT
  International Value
  Fund (Class IV)(10)     0.75%      N/A        0.00%        0.26%      1.01%          N/A             N/A
  Dreyfus GVIT Mid
  Cap Index Fund
  (Class I)               0.50%      N/A        0.00%        0.25%      0.75%          N/A             N/A
  Federated GVIT High
  Income Bond Fund
  (Class I)               0.70%      N/A        0.00%        0.28%      0.98%          N/A             N/A
  Gartmore GVIT
  Emerging Markets
  Fund (Class I)          1.15%      N/A        0.00%        0.26%      1.41%          N/A             N/A
  Gartmore GVIT
  Global Financial
  Services Fund
  (Class I)               1.00%      N/A        0.00%        0.40%      1.40%          N/A             N/A


---------------


 (9) The adviser for the Franklin Templeton Variable Investment Products voluntarily agreed to waive a portion of its management fee for the year ending December 31, 2002. After taking into account this voluntary waiver, the Total Annual Portfolio Operating Expenses for the Franklin Rising Dividends Securities
     Portfolio, Franklin Small Cap Value Securities Portfolio, and Templeton Foreign Securities Portfolio were
     0.76%, 0.77%, 0.90%, respectively, during 2002. This waiver arrangement can be terminated at any time.



(10) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
     Gartmore Variable Insurance Trust. Specifically: (a) The Market Street Fund All Pro Large Cap Value
     Portfolio merged with the Comstock GVIT Value Fund; (b) The Market Street Fund International Portfolio
     merged with the Dreyfus GVIT International Value Fund; (c) The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund; (d) The Market Street Fund All Pro Large Cap Growth Portfolio
     merged with the Gartmore GVIT Growth Fund; (e) The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund; (f) The Market Street Fund Money Market Portfolio merged with the
     Gartmore GVIT Money Market Fund; (g) The Market Street Fund All Pro Broad Equity Portfolio merged with the
     Gartmore GVIT Nationwide(R) Fund; (h) The Market Street Fund Equity 500 Index Portfolio merged with the
     GVIT Equity 500 Index Fund; (i) The Market Street Fund All Pro Small Cap Value Portfolio merged with the
     GVIT Small Cap Value Fund; (j) The Market Street Fund All Pro Small Cap Growth Portfolio merged with the
     GVIT Small Company Fund; and (k) The Market Street Fund Balanced Portfolio merged with the J.P. Morgan
     GVIT Balanced Fund.
    In addition, because the Dreyfus GVIT International Value Fund, the Gartmore GVIT Mid Cap Growth Fund, and
     the GVIT Equity 500 Index Fund were not operational as of December 31, 2002, the fees and expenses shown are estimated and/or anticipated.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
  Gartmore GVIT
  Global Health
  Sciences Fund
  (Class I)               1.00%      N/A        0.00%        0.30%      1.30%          N/A             N/A
  Gartmore GVIT
  Global Technology
  and Communications
  Fund (Class I)(11)      0.98%      N/A        0.00%        0.41%      1.39%         0.01%           1.38%
  Gartmore GVIT
  Global Utilities
  Fund (Class I)(11)      0.80%      N/A        0.00%        0.44%      1.24%         0.04%           1.20%
  Gartmore GVIT
  Government Bond
  Fund (Class IV)(10)     0.49%      N/A        0.00%        0.24%      0.73%          N/A             N/A
  Gartmore GVIT
  Growth Fund (Class
  IV)(10)                 0.60%      N/A        0.00%        0.25%      0.85%          N/A             N/A
  Gartmore GVIT
  Investor
  Destinations
  Aggressive Fund(12)     0.13%     0.25%       0.00%        0.18%      0.56%          N/A             N/A


---------------


(11) The adviser has contractually agreed to reduce the management expenses of the Gartmore GVIT Global
     Technology and Communications Fund and the Gartmore GVIT Global Utilities Fund to 0.97% and 0.76%,
     respectively, through April 30, 2004.



(12) The Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative
     Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately
     Aggressive Fund, and Gartmore GVIT Investor Destinations Moderately Conservative Fund (the "Gartmore GVIT
     Investor Destinations Portfolios") are each an asset-allocation "fund of funds" that typically allocate its assets, within predetermined percentage ranges, among portfolios of certain mutual fund companies (the
     "Underlying Funds"). Each Gartmore GVIT Investor Destinations Portfolio has its own set of operating expenses, as does each of the Underlying Funds in which it invests. If an Owner chooses to invest in one of the Gartmore GVIT Investor Destinations Portfolios, the Owner will be responsible for the indirect expenses of the applicable Gartmore GVIT Investor Destinations Portfolio as well as those of its
     Underlying Funds. Each Gartmore GVIT Investor Destinations Portfolio indirectly bears a proportionate share of the applicable expenses of the Underlying Funds (including management fees) and is a shareholder of the Underlying Funds. The Underlying Funds' fees are in addition to the fees and expenses described in the fee table above for each Gartmore GVIT Investor Destinations Portfolio, and may change from time to time. Depending on which Underlying Funds are held by a Gartmore GVIT Investor Destinations Portfolio and in what proportion, the fees will vary over time. However, in order to give Owners an idea of what the fees for the Underlying Funds might be, the following is a calculation of each Gartmore GVIT Investor
     Destinations Portfolio's combined average expense ratio, using the expense ratios (after fee waivers and reimbursements) of the Underlying Funds as of December 31, 2002, and each Gartmore GVIT Investor
     Destinations Portfolio's target allocation. Each of the Gartmore GVIT Investor Destinations Portfolio's
     actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, as well as changes in the expenses of the Underlying Funds and in each of the
     Gartmore GVIT Investor Destinations Portfolios. Based on these hypothetical assumptions, the combined average expense ratio for the Underlying Funds which would have been borne indirectly by each of the
     Gartmore GVIT Investor Destinations Portfolios would have been the following:
           Gartmore GVIT Investor Destinations Aggressive Fund                                 0.29%
           Gartmore GVIT Investor Destinations Conservative Fund                               0.28%
           Gartmore GVIT Investor Destinations Moderate Fund                                  0.28%
           Gartmore GVIT Investor Destinations Moderately Aggressive Fund                      0.29%
           Gartmore GVIT Investor Destinations Moderately Conservative Fund                    0.28%
        Expenses will differ when a Gartmore GVIT Investor Destinations Portfolio's allocation moves from its target allocation.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
  Gartmore GVIT
  Investor
  Destinations
  Conservative
  Fund(12)                0.13%     0.25%       0.00%        0.18%      0.56%          N/A             N/A
  Gartmore GVIT
  Investor
  Destinations
  Moderate Fund(12)       0.13%     0.25%       0.00%        0.18%      0.56%          N/A             N/A
  Gartmore GVIT
  Investor
  Destinations
  Moderately
  Aggressive Fund(12)     0.13%     0.25%       0.00%        0.18%      0.56%          N/A             N/A
  Gartmore GVIT
  Investor
  Destinations
  Moderately
  Conservative
  Fund(12)                0.13%     0.25%       0.00%        0.18%      0.56%          N/A             N/A
  Gartmore GVIT Mid
  Cap Growth Fund
  (Class IV)(10),(13)     0.75%      N/A        0.00%        0.26%      1.01%         0.06%           0.95%
  Gartmore GVIT Money
  Market Fund (Class
  IV)(10)                 0.38%      N/A        0.00%        0.24%      0.62%          N/A             N/A
  Gartmore GVIT
  Nationwide(R) Fund
  (Class IV)(10)          0.59%      N/A        0.00%        0.25%      0.84%          N/A             N/A
  Gartmore GVIT US
  Growth Leaders Fund
  (Class I)               0.90%      N/A        0.00%        0.28%      1.18%          N/A             N/A
  GVIT Equity 500
  Index Fund (Class
  IV)(10),(14)            0.24%      N/A        0.00%        0.22%      0.46%         0.18%           0.28%
  GVIT Small Cap
  Growth Fund (Class
  I)                      1.10%      N/A        0.00%        0.25%      1.35%          N/A             N/A
  GVIT Small Cap
  Value Fund (Class
  IV)(10)                 0.87%      N/A        0.00%        0.24%      1.11%          N/A             N/A
  GVIT Small Company
  Fund (Class IV)(10)     0.93%      N/A        0.00%        0.25%      1.18%          N/A             N/A
  J.P. Morgan GVIT
  Balanced Fund
  (Class IV)(10)          0.73%      N/A        0.00%        0.27%      1.00%          N/A             N/A


---------------


(13) The adviser has contractually agreed to reduce its management fee for the Gartmore GVIT Mid Cap Growth
     Fund to the extent that Total Annual Portfolio Expenses exceed 0.95%. This agreement will continue until at least October 1, 2004.



(14) The adviser has contractually agreed to reduce its management fee for the GVIT Equity 500 Index Fund to the extent Total Annual Portfolio Expenses exceed 0.28%. This agreement will continue until at least
     October 1, 2004.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
  Van Kampen GVIT
  Multi Sector Bond
  Fund (Class I)          0.75%      N/A        0.00%        0.27%      1.02%          N/A             N/A
 JANUS ASPEN SERIES
  (SERVICE SHARES)
  Balanced Portfolio      0.65%     0.25%       0.00%        0.02%      0.92%          N/A             N/A
  Capital
  Appreciation
  Portfolio               0.65%     0.25%       0.00%        0.02%      0.92%          N/A             N/A
  Global Technology
  Portfolio               0.65%     0.25%       0.00%        0.07%      0.97%          N/A             N/A
  International
  Growth Portfolio        0.65%     0.25%       0.00%        0.09%      0.99%          N/A             N/A
  Risk-Managed Large
  Cap Core
  Portfolio(15)           0.65%     0.25%       0.00%        0.44%      1.34%          N/A             N/A
 MFS(R) VARIABLE
  INSURANCE TRUST
  (INITIAL CLASS)
  Investors Growth
  Stock Series(16)        0.75%      N/A        0.00%        0.13%      0.88%          N/A             N/A
  Value Series(17)        0.75%      N/A        0.00%        2.19%      2.94%         2.04%           0.90%


---------------


(15) Because the Janus Risk-Managed Large Cap Core Portfolio was not operational as of December 31, 2002, Other
     Expenses are based upon estimated expenses the Portfolio expects to incur during its initial fiscal year.



(16) The MFS Investors Growth Stock Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. After taking into account these arrangements, the Total Annual Portfolio Operating Expenses for the MFS
     Investors Growth Stock Series would have been 0.87% during 2002.



(17) The MFS Value Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. In addition, the adviser has contractually agreed, subject to reimbursement, to bear the MFS Value Series' expenses such that Other Expenses (after taking into account the expense offset and brokerage arrangements) do not exceed 0.15% annually. This agreement will continue until at least May
     1, 2004.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 NEUBERGER BERMAN
  ADVISERS MANAGEMENT
  TRUST
  Fasciano Portfolio
  (Class S)(18)           1.15%     0.25%       0.00%        0.50%      1.90%         0.50%           1.40%
  Limited Maturity
  Bond Portfolio
  (Class I)               0.65%      N/A        0.00%        0.11%      0.76%          N/A             N/A
  Mid Cap Growth
  Portfolio (Class I)     0.84%      N/A        0.00%        0.11%      0.95%          N/A             N/A
  Partners Portfolio
  (Class I)               0.83%      N/A        0.00%        0.08%      0.91%          N/A             N/A
  Socially Responsive
  Portfolio (Class
  I)(18)                  0.85%      N/A        0.00%        2.02%      2.87%         1.36%           1.51%
 OPPENHEIMER VARIABLE
  ACCOUNT FUNDS
  (INITIAL CLASS)
  Capital
  Appreciation
  Fund/VA                 0.65%      N/A        0.00%        0.01%      0.66%          N/A             N/A
  Global Securities
  Fund/VA                 0.65%      N/A        0.00%        0.02%      0.67%          N/A             N/A
  High Income Fund/VA     0.74%      N/A        0.00%        0.03%      0.77%          N/A             N/A
  Main Street(R)
  Fund/VA (formerly
  Main Street(R)
  Growth & Income
  Fund/VA)                0.68%      N/A        0.00%        0.01%      0.69%          N/A             N/A
  Main Street(R)
  Small Cap Fund/VA       0.75%      N/A        0.00%        0.25%      1.00%          N/A             N/A
 PUTNAM VARIABLE
  TRUST (CLASS 1B)
  Growth & Income
  Fund                    0.48%     0.25%       0.00%        0.04%      0.77%          N/A             N/A
  International
  Equity Fund             0.77%     0.25%       0.00%        0.22%      1.24%          N/A             N/A
  Voyager Fund            0.54%     0.25%       0.00%        0.06%      0.85%          N/A             N/A


---------------


(18) The adviser to the AMT Fasciano Portfolio and the AMT Socially Responsive Portfolio has contractually agreed to waive and/or reimburse certain operating expenses, including the compensation of the adviser and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, such that
     Total Annual Portfolio Operating Expenses do not exceed 1.40% and 1.50%, respectively. Any excess expenses can be repaid to the adviser within three years of the year incurred, provided such recoupment would not cause each Portfolio to exceed its contractual expense limitation. This arrangement is in effect until
     December 31, 2006. Moreover, the adviser has voluntarily agreed to waive fees and/or reimburse certain operating expenses of the AMT Socially Responsive Portfolio to the extent the Portfolio's Total Annual
     Portfolio Operating Expenses exceed 1.30%, excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs. After taking into account this arrangement, the Portfolio's Total
     Annual Portfolio Operating Expenses were 1.31% during 2002. This arrangement can be terminated at any time. In addition, as the AMT Fasciano Portfolio began operations after January 1, 2002, expenses in the table are annualized.


                                                                        GROSS                       NET TOTAL
                                                                        TOTAL                        ANNUAL
                                               OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                            DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                       MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                 FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 THE STRIPPED
  ("ZERO") U.S.
  TREASURY SECURITIES
  FUND                    0.00%      N/A        0.00%        0.25%      0.25%          N/A             N/A
 STRONG OPPORTUNITY
  FUND II, INC.
  (INVESTOR CLASS)
  Strong Opportunity
  Fund II(19)             0.75%      N/A        0.00%        0.63%      1.38%          N/A             N/A
 STRONG VARIABLE
  INSURANCE FUNDS,
  INC. (INVESTOR
  CLASS)
  Strong Mid Cap
  Growth Fund II(19)      0.75%      N/A        0.00%        0.72%      1.47%          N/A             N/A
 VAN ECK WORLDWIDE
  INSURANCE TRUST
  Worldwide Bond
  Portfolio(20)           1.00%      N/A        0.00%        0.24%      1.24%          N/A             N/A
  Worldwide Emerging
  Markets
  Portfolio(20)           1.00%      N/A        0.00%        0.36%      1.36%          N/A             N/A
  Worldwide Hard
  Assets
  Portfolio(20)           1.00%      N/A        0.00%        0.23%      1.23%          N/A             N/A
  Worldwide Real
  Estate
  Portfolio(20)           1.00%      N/A        0.00%        0.48%      1.48%          N/A             N/A
 VAN KAMPEN -- THE
  UNIVERSAL
  INSTITUTIONAL
  FUNDS, INC. (CLASS
  1)
  Core Plus Fixed
  Income
  Portfolio(21)           0.40%      N/A        0.00%        0.33%      0.73%          N/A             N/A
  Emerging Markets
  Debt Portfolio(21)      0.80%      N/A        0.00%        0.42%      1.22%          N/A             N/A
  U.S. Real Estate
  Portfolio(21)           0.80%      N/A        0.00%        0.32%      1.12%          N/A             N/A


---------------


(19) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to Other Expenses that were not attributable to the adviser or its affiliates. Total Annual Portfolio Operating Expenses do not reflect these credits or voluntary waivers and/or expenses absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Portfolio Operating Expenses for the Strong Opportunity Fund
     II and the Strong Mid Cap Growth Fund II were 1.09% and 1.17%, respectively, during 2002. These voluntary waivers and/or absorptions can be modified or terminated at any time.



(20) The adviser for the Van Eck Worldwide Insurance Trust Bond Portfolio, Van Eck Worldwide Insurance Trust
     Emerging Markets Portfolio, Van Eck Worldwide Insurance Trust Hard Assets Portfolio, and Van Eck Worldwide
     Insurance Trust Real Estate Portfolio has voluntarily agreed to reduce or limit Other Expenses for the
     Portfolios. After taking into account these voluntary arrangements, which may be terminated at any time,
     Total Annual Portfolio Operating Expenses for Van Eck Worldwide Insurance Trust Bond Portfolio, Van Eck
     Worldwide Insurance Trust Emerging Markets Portfolio, Van Eck Worldwide Insurance Trust Hard Assets
     Portfolio, and Van Eck Worldwide Insurance Trust Real Estate Portfolio were 1.21%, 1.30%, 1.20%, and
     1.46%, respectively, during 2002.



(21) The adviser has voluntarily agreed to reduce its management fee for the Van Kampen UIF Core Plus Fixed
     Income Portfolio and Van Kampen UIF U.S. Real Estate Portfolio. After taking into account these voluntary arrangements, Total Annual Portfolio Operating Expenses for the Van Kampen UIF Core Plus Fixed Income
     Portfolio and Van Kampen UIF U.S. Real Estate Portfolio were 0.70% and 1.10%, respectively, during 2002.
     These voluntary arrangements may be discontinued at any time.



The fee and expense information regarding the Portfolios was provided by those Portfolios and the Zero Trust.
  Other than the Gartmore Variable Insurance Trust, none of the Funds is affiliated with NLICA.

                                   THE POLICY

The Flexible Premium Adjustable Variable Life Insurance Policy offered by this Prospectus is issued by NLICA. The Policy is similar in many ways to a fixed benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may, and the Policy Account Value will, increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value. If Net Cash Surrender Value is insufficient to pay charges due, then, after a grace period, the Policy may lapse without value. (See "Policy Duration.") However, NLICA guarantees that the Policy will remain in force during the first two Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met. (See "Policy Lapse.") If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax. (See "Federal Income Tax Considerations.")

The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit Options.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85. The Minimum Face Amount is $100,000. (For a Policy issued in New York State the maximum Face Amount at issue is $2,500,000.)

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

                    THE COMPANY, SEPARATE ACCOUNT AND FUNDS

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

NLICA is a stock life insurance company. NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue. The assets of the Separate Account are owned by NLICA. However, these assets are held separate from other assets and are not part of NLICA's General Account. NLICA is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct. NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA. NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under Federal securities laws.


The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds. The Zero Coupon Bond Subaccount invests exclusively in units of the Zero Trust.


NLICA reserves the right to make structural and operational changes affecting the Separate Account. (See "Addition, Deletion, or Substitution of Investments.")

NLICA DOES NOT GUARANTEE ANY MONEY THAT THE OWNER PLACES IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. THE OWNER COULD LOSE SOME OR ALL OF HIS OR HER MONEY.

THE FUNDS


The Portfolios are each part of one of the following Funds:



S AIM Variable Insurance Funds, Inc.


S The Alger American Fund


S AllianceBernstein Variable Products Series Fund, Inc.


S American Century(R) Variable Portfolios, Inc.


S American Century(R) Variable Portfolios II, Inc.


S Dreyfus Investment Portfolios


S Dreyfus Stock Index Fund, Inc.


S Dreyfus Variable Investment Fund


S Federated Insurance Series


S Fidelity Variable Insurance Products Funds


S Franklin Templeton Variable Insurance Products Trust


S Gartmore Variable Insurance Trust


S Janus Aspen Series


S MFS(R) Variable Insurance Trust


S Neuberger Berman Advisers Management Trust


S Oppenheimer Variable Account Funds


S Putnam Variable Trust


S Strong Opportunity Fund II, Inc.


S Strong Variable Insurance Funds, Inc.


S Van Eck Worldwide Insurance Trust


S Van Kampen -- The Universal Institutional Funds, Inc.

Each of the Funds is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio or the Zero Trust.


THESE PORTFOLIOS (INCLUDING THE ZERO TRUST) ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND NLICA MAKES NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.


The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable).


         PORTFOLIO               INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

AIM V.I. BASIC VALUE FUND
(SERIES I)                   -- Seeks long-term growth of capital. Investment
                             adviser is A I M Advisors, Inc.



AIM V.I. CAPITAL
APPRECIATION
FUND (SERIES I)              -- Seeks growth of capital. Investment adviser is A
                             I M Advisors, Inc.



AIM V.I. CAPITAL
DEVELOPMENT
FUND (SERIES I)              -- Seeks long-term capital growth. Investment
                             adviser is A I M Advisors, Inc.



ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
(CLASS O SHARES)(1)          -- Seeks long-term capital appreciation. Investment
                             adviser is Fred Alger Management, Inc.



ALLIANCEBERNSTEIN V.P.
GROWTH &
INCOME PORTFOLIO (CLASS A)   -- Seeks current income and capital appreciation.
                             Investment adviser is Alliance Capital Management
                             L.P.



ALLIANCEBERNSTEIN V.P.
SMALL
CAP VALUE PORTFOLIO (CLASS
A) -- Seeks long-term growth of capital. Investment adviser is Alliance Capital Management L.P.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP INCOME
&
GROWTH FUND (CLASS I)        -- Seeks capital growth with income as a secondary
                             objective. Investment adviser is American Century
                             Investment Management, Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP
INTERNATIONAL
FUND (CLASS I)               -- Seeks capital growth. Investment adviser is
                             American Century Investment Management, Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP
ULTRA(R) FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is American Century Investment Management,
                             Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP VALUE
FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is American Century Investment Management,
                             Inc.

AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. II VP
INFLATION
PROTECTION FUND (CLASS II)   -- Seeks long-term total return using a strategy
                             that seeks to protect against U.S. inflation.
                             Investment adviser is American Century Investment
                             Management, Inc.



DREYFUS INVESTMENT
PORTFOLIOS
SMALLCAP STOCK INDEX
PORTFOLIO
(SERVICE SHARES)             -- Seeks to match the performance of the S&P
                             SmallCap 600 Index. Investment adviser is The
                             Dreyfus Corporation.



DREYFUS STOCK INDEX FUND,
INC.
(INITIAL SHARES)             -- Seeks to match the total return of the S&P 500
                             Composite Stock Price Index. Investment adviser is
                             The Dreyfus Corporation.



DREYFUS VIF APPRECIATION
PORTFOLIO (INITIAL SHARES)   -- Seeks long-term capital growth consistent with
                             the preservation of capital; current income is a secondary goal. Investment adviser is The Dreyfus
                             Corporation; subadviser is Fayez Sarofim & Co.



DREYFUS VIF DEVELOPING
LEADERS
PORTFOLIO (INITIAL SHARES)   -- Seeks to maximize capital appreciation.
                             Investment adviser is The Dreyfus Corporation.



FEDERATED AMERICAN LEADERS
FUND II (PRIMARY SHARES)     -- Seeks long-term growth of capital. Investment
                             adviser is Federated Investment Management Company.



FEDERATED CAPITAL
APPRECIATION
FUND II (PRIMARY SHARES)     -- Seeks capital appreciation. Investment adviser
                             is Federated Investment Management Company.



FEDERATED QUALITY BOND FUND
II
(PRIMARY SHARES)             -- Seeks current income. Investment adviser is
                             Federated Investment Management Company.



FIDELITY VIP ASSET
MANAGER(SM)
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain high total return with reduced
                             risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
                             Investment adviser is Fidelity Management &
                             Research Company; subadvisers are Fidelity
                             Management & Research (U.K.) Inc. and Fidelity
                             Management & Research (Far East) Inc.



FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)    -- Seeks long-term capital appreciation. Investment
                             adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc. and Fidelity Management & Research (Far
                             East) Inc.



FIDELITY VIP EQUITY-INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks reasonable income and will also consider
                             the potential for capital appreciation. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP GROWTH
PORTFOLIO
(INITIAL CLASS)              -- Seeks to achieve capital appreciation.
                             Investment adviser is Fidelity Management &
                             Research Company.



FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks a high level of current income, while also
                             considering growth of capital. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP INVESTMENT
GRADE
BOND PORTFOLIO (INITIAL
CLASS) -- Seeks as high a level of current income as is consistent with the preservation of capital. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP MID CAP
PORTFOLIO
(SERVICE CLASS)              -- Seeks long-term growth of capital. Investment
                             adviser is Fidelity Management & Research Company.

FIDELITY VIP OVERSEAS
PORTFOLIO
(INITIAL CLASS)              -- Seeks long-term growth of capital. Investment
                             adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.



FIDELITY VIP VALUE
STRATEGIES
PORTFOLIO (SERVICE CLASS)    -- Seeks capital appreciation. Investment adviser
                             is Fidelity Management & Research Company.



FRANKLIN RISING DIVIDENDS
SECURITIES FUND (CLASS 1)    -- Seeks long-term capital appreciation.
                             Preservation of capital, while not a goal, is also an important consideration. Investment adviser is Franklin Advisory Services, LLC.



FRANKLIN SMALL CAP VALUE
SECURITIES FUND (CLASS 1)    -- Seeks long-term total return. Investment adviser
                             is Franklin Advisory Services, LLC.



TEMPLETON FOREIGN
SECURITIES
FUND (CLASS 1)               -- Seeks long-term capital growth. Investment
                             adviser is Templeton Investment Counsel, LLC.



COMSTOCK GVIT VALUE FUND
(CLASS IV)                   -- Seeks capital growth and income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is Van Kampen Asset Management Inc.



DREYFUS GVIT INTERNATIONAL
VALUE FUND (CLASS IV)        -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is The Dreyfus Corporation.



DREYFUS GVIT MID CAP INDEX
FUND (CLASS I)               -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.



FEDERATED GVIT HIGH INCOME
BOND FUND (CLASS I)          -- Seeks high current income. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadviser is
                             Federated Investment Counseling.



GARTMORE GVIT EMERGING
MARKETS FUND (CLASS I)       -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GLOBAL
FINANCIAL SERVICES FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GLOBAL HEALTH
SCIENCES FUND (CLASS I)      -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND (CLASS I)               -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT GLOBAL
UTILITIES
FUND (CLASS I)               -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GOVERNMENT
BOND FUND (CLASS IV)         -- Seeks a high level of income. Investment adviser
                             is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT GROWTH FUND
(CLASS IV)                   -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS AGGRESSIVE
FUND -- Seeks growth of capital. Investment adviser is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR
DESTINATIONS CONSERVATIVE
FUND                         -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATE FUND   -- Seeks growth of capital and income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
AGGRESSIVE FUND              -- Seeks growth of capital. Investment adviser is
                             Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
CONSERVATIVE FUND            -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital
                             Trust.



GARTMORE GVIT MID CAP
GROWTH FUND (CLASS IV)(2)    -- Seeks capital growth. Investment adviser is
                             Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT MONEY MARKET
FUND (CLASS IV)(2)           -- Seeks a high level of current income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT NATIONWIDE(R)
FUND (CLASS IV)(2)           -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT US GROWTH
LEADERS FUND (CLASS I)       -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GVIT EQUITY 500 INDEX FUND
(CLASS IV)(1),(2)            -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             adviser is SSgA Funds Management, Inc.



GVIT SMALL CAP GROWTH FUND
(CLASS I)                    -- Seeks capital growth. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadvisers are
                             Neuberger Berman Management Inc. and Waddell & Reed
                             Investment Management Company.



GVIT SMALL CAP VALUE FUND
(CLASS IV)(2)                -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.



GVIT SMALL COMPANY FUND
(CLASS IV)(2)                -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadvisers are The Dreyfus Corporation, Gartmore
                             Global Partners, Neuberger Berman, LLC, Strong
                             Capital Management, Inc., and Waddell & Reed
                             Investment Management Company.



J.P. MORGAN GVIT BALANCED
FUND (CLASS IV)(1),(2)       -- Seeks high total return. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadviser is
                             J.P. Morgan Investment Management, Inc.



VAN KAMPEN GVIT MULTI
SECTOR
BOND FUND (CLASS I)          -- Seeks above average total return. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is Morgan Stanley Investment Management
                             Inc., doing business as Van Kampen.



JANUS BALANCED PORTFOLIO
(SERVICE SHARES)             -- Seeks long-term capital growth, consistent with
                             preservation of capital and balanced by current income. Investment adviser is Janus Capital.



JANUS CAPITAL APPRECIATION
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term capital growth. Investment
                             adviser is Janus Capital.



JANUS GLOBAL TECHNOLOGY
PORTFOLIO (SERVICE
SHARES)(1)                   -- Seeks long-term growth of capital. Investment
                             adviser is Janus Capital.

JANUS INTERNATIONAL GROWTH
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term growth of capital. Investment
                             adviser is Janus Capital.



JANUS RISK-MANAGED LARGE
CAP
CORE PORTFOLIO (SERVICE
SHARES) -- Seeks long-term growth of capital. Investment adviser is Janus Capital; subadviser is Enhanced Investment Technologies, LLC.



MFS(R) VIT INVESTORS GROWTH
STOCK SERIES (INITIAL
CLASS) -- Seeks long-term capital growth and future income. Investment adviser is MFS(R) Investment Management.



MFS(R) VIT VALUE SERIES
(INITIAL
CLASS) -- Seeks capital appreciation and reasonable income. Investment adviser is MFS(R) Investment Management.



NEUBERGER BERMAN FASCIANO
PORTFOLIO (CLASS S)          -- Seeks long-term capital growth. Investment
                             adviser is Neuberger Berman Management Inc.;
                             subadviser is Neuberger Berman, LLC.



NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO
(CLASS I)                    -- Seeks the highest available current income
                             consistent with liquidity and low risk to principal; total return is a secondary goal.
                             Investment adviser is Neuberger Berman Management
                             Inc.; subadviser is Neuberger Berman, LLC.



NEUBERGER BERMAN PARTNERS
PORTFOLIO (CLASS I)(1)       -- Seeks growth of capital. Investment adviser is
                             Neuberger Berman Management Inc.; subadviser is
                             Neuberger Berman, LLC.



NEUBERGER BERMAN MID CAP
GROWTH PORTFOLIO (CLASS I)   -- Seeks growth of capital. Investment adviser is
                             Neuberger Berman Management Inc.; subadviser is
                             Neuberger Berman, LLC.



NEUBERGER BERMAN SOCIALLY
RESPONSIVE PORTFOLIO (CLASS
I) -- Seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio's financial criteria and social policy. Investment adviser is Neuberger Berman Management Inc.; subadviser is Neuberger Berman, LLC.



OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
(INITIAL CLASS)              -- Seeks capital appreciation by investing in
                             securities of well-known established companies.
                             Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER GLOBAL
SECURITIES
FUND/VA (INITIAL CLASS)      -- Seeks long-term capital appreciation by
                             investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. Investment adviser is
                             OppenheimerFunds, Inc.



OPPENHEIMER HIGH INCOME
FUND/VA (INITIAL CLASS)      -- Seeks a high level of current income from
                             investment in high-yield fixed-income securities.
                             Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER MAIN STREET(R)
FUND/VA (FORMERLY MAIN
STREET(R) GROWTH & INCOME
FUND/VA) -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER MAIN STREET(R)
SMALL CAP FUND/VA
(INITIAL CLASS)              -- Seeks capital appreciation. Investment adviser
                             is OppenheimerFunds, Inc.



PUTNAM VT GROWTH & INCOME
FUND (CLASS 1B)              -- Seeks capital growth and current income.
                             Investment adviser is Putnam Management.



PUTNAM VT INTERNATIONAL
EQUITY
FUND (CLASS 1B)              -- Seeks capital appreciation. Investment adviser
                             is Putnam Management.



PUTNAM VT VOYAGER FUND
(CLASS 1B)                   -- Seeks long-term capital appreciation. Investment
                             adviser is Putnam Management.

STRONG OPPORTUNITY FUND II
(INVESTOR CLASS)             -- Seeks capital growth. Investment adviser is
                             Strong Capital Management, Inc.



STRONG MID CAP GROWTH FUND
II
(INVESTOR CLASS)             -- Seeks capital growth. Investment adviser is
                             Strong Capital Management, Inc.



VAN ECK WORLDWIDE BOND
PORTFOLIO                    -- Seeks high total return -- income plus capital
                             appreciation -- by investing globally, primarily in a variety of debt securities. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing primarily in equity securities in emerging markets around the world. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE HARD
ASSETS
PORTFOLIO                    -- Seeks long-term capital appreciation by
                             investing primarily in "hard asset securities."
                             Income is a secondary consideration. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE REAL
ESTATE
PORTFOLIO(1)                 -- Seeks to maximize return by investing in equity
                             securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. Investment adviser is Van Eck Associates
                             Corporation.



VAN KAMPEN UIF CORE PLUS
FIXED INCOME PORTFOLIO
(CLASS I)                    -- Seeks above-average total return over a market
                             cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. Investment adviser is Morgan Stanley
                             Investment Management Inc., doing business as Van
                             Kampen.



VAN KAMPEN UIF EMERGING
MARKETS DEBT PORTFOLIO
(CLASS I)                    -- Seeks high total return by investing primarily
                             in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
                             Investment adviser is Morgan Stanley Investment
                             Management Inc., doing business as Van Kampen.



VAN KAMPEN UIF U.S. REAL
ESTATE PORTFOLIO (CLASS I)   -- Seeks to provide above average current income
                             and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Investment adviser is Morgan
                             Stanley Investment Management Inc., doing business as Van Kampen.

---------------


(1) This Portfolio is not available for the allocation of premiums or transfer of Policy Account Value for contracts purchased on or after May 1, 2003.



(2) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
    Specifically:



    S The Market Street Fund All Pro Large Cap Value Portfolio merged with the
      Comstock GVIT Value Fund;



    S The Market Street Fund International Portfolio merged with the Dreyfus
      GVIT International Value Fund;



    S The Market Street Fund Bond Portfolio merged with the Gartmore GVIT
      Government Bond Fund;



    S The Market Street Fund All Pro Large Cap Growth Portfolio merged with the
      Gartmore GVIT Growth Fund;



    S The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore
      GVIT Mid Cap Growth Fund;


    S The Market Street Fund Money Market Portfolio merged with the Gartmore
      GVIT Money Market Fund;


    S The Market Street Fund All Pro Broad Equity Portfolio merged with the
      Gartmore GVIT Nationwide(R) Fund;



    S The Market Street Fund Equity 500 Index Portfolio merged with the GVIT
      Equity 500 Index Fund;



    S The Market Street Fund All Pro Small Cap Value Portfolio merged with the
      GVIT Small Cap Value Fund;



    S The Market Street Fund All Pro Small Cap Growth Portfolio merged with the
      GVIT Small Company Fund; and



    S The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT
      Balanced Fund.

THE STRIPPED ("ZERO") U.S. TREASURY SECURITIES FUND, NATIONWIDE PROVIDENT SERIES
A



The Zero Coupon Bond Subaccount invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A, a unit investment trust registered with the SEC as such under the 1940 Act. The Zero Trust consists of one series with a maturity date of February 15, 2006. The objective of the Zero Trust is to provide safety of capital and a high yield to maturity through investment in the fixed series consisting primarily of debt obligations issued by the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States, and receipts and certificates for such stripped debt obligations and coupons. A brief summary of the securities purchased by the Zero Trust is set forth below. More detailed information may be found in the current Prospectus for the Zero Trust that accompanies this Prospectus.



Since the U.S. Treasury securities have been stripped of their unmatured interests coupons, they are purchased at a deep discount. If held to maturity, the amounts invested by the Zero Trust will grow to the face value of the U.S. Treasury securities and therefore, a compound rate of growth to maturity could be determined for the Zero Trust units at the time of purchase. The rate of return experienced by Policy Owners however is lower due to the deduction of certain charges described under "Charges and Deductions," especially the charge for mortality and expense risks and the transaction charge against the Zero Coupon Bond Subaccount. Because the value of the Zero Trust's units vary on a daily basis to reflect market values, no net rate of return can be calculated prospectively for units not held until maturity.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPFS") serves as Sponsor for the Zero Trust. Because the series invests in a fixed portfolio, there is no investment manager. As Sponsor, MLPFS sells units of the Zero Trust to the Zero Coupon Bond Subaccount. The price of these units includes a transaction charge which is not paid by the Zero Coupon Bond Subaccount upon acquisition. Rather, the transaction charge is paid directly by NLICA to MLPFS out of NLICA's General Account assets. The amount of the transaction charge paid is limited by agreement between NLICA and MLPFS and will not be greater than that ordinarily paid by a dealer for similar securities. NLICA is reimbursed for the transaction charge paid through a daily asset charge which is made against the assets of the Sub-Accounts. (See " Mortality and Expense Risk Charge -- Asset Charge Against Zero Coupon Bond Subaccount").



Units of the Zero Trust are disposed of to the extent necessary for NLICA to provide benefits and make reallocations under the Policies. MLPFS intends, but is not contractually obligated, to maintain a secondary market in Zero Trust units. As long as a secondary market exists, NLICA will sell such units to MLPFS at the Sponsor's repurchase price. Otherwise, units will be redeemed at the Zero Trust's redemption price, which is typically a lower amount.



Thirty days prior to the maturity date of the securities contained in a series of the Zero Trust, an Owner who has allocated Net Premiums to the Zero Coupon Bond Subaccount investing in that series will be notified and given the opportunity to select the Subaccount and/or Guaranteed Account into which the Policy Account Value attributable thereto should be reallocated. If no instructions are received from the Owner by NLICA within the 30-day period, the amount in the Zero Coupon Bond Subaccount will be transferred to the Money Market Subaccount.


ADDITIONAL INFORMATION ABOUT THE FUNDS AND PORTFOLIOS


NO ONE CAN ASSURE THAT ANY PORTFOLIO OR THE ZERO TRUST WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES.



More detailed information concerning the investment objectives, policies and restrictions of the Portfolios and the Zero Trust, the expenses of the Portfolios and the Zero Trust, the risks attendant to investing in the Portfolios and the Zero Trust and other aspects of the Funds' and the Zero Trust's operations can be found in the current prospectus for each Fund and the Zero Trust that accompanies this prospectus and the current Statement of Additional Information for the Funds. The Funds' and the Zero Trust's prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium Payments or transfers of Policy Account Value among the Subaccounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA more than others. NLICA also may receive 12b-1 fees.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLICA's discretion;

     2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

     3. Substitute or close Subaccounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

     4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

     5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

     7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.


The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLICA will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLICA will notify the Owner of any changes.

                   DETAILED DESCRIPTION OF POLICY PROVISIONS

DEATH BENEFIT

General. As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit Option. The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

          1.  the Death Benefit;

          2. plus any additional benefits due under a supplementary benefit rider attached to the Policy;

          3.  less any loan and accrued loan interest on the Policy;

          4. less any overdue deductions if the death of the Insured occurs during the Grace Period.

The Insurance Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

Death Benefit Options. The Policy provides two Death Benefit Options: Option A and Option B. The Owner designates the Death Benefit Option in the application and may change it as described in "Change in Death Benefit Option." Under either Option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value. (See "Policy Duration.")


Option A. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy and (b) the Policy Account Value as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death multiplied by the specified percentage shown in the table below:


  ATTAINED AGE  PERCENTAGE  ATTAINED AGE   PERCENTAGE
  ------------  ----------  -------------  ----------
  40 and under     250%          60           130%
       45          215%          65           120%
       50          185%          70           115%
       55          150%     75 through 90     105%
                            95 through 99     100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

Option B. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage shown in the table above. (The Policy Account Value in each case is determined as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death.)

Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value. Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000. Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value. As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value. Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).
Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

Change in Death Benefit Option. After the second Policy Year at any time when the Death Benefit would be the Face Amount (if Option A is in effect) or the Face Amount plus the Policy Account Value (if Option B is in effect), the Owner may change the Death Benefit Option in effect by sending NLICA a completed application for change. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Policy Processing Day on or next following the date NLICA receives the completed application for change.

If the Death Benefit Option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

If the Death Benefit Option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

A change in the Death Benefit Option may affect the Net Amount at Risk over time which, in turn, would affect the monthly Cost of Insurance Charge. Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases. Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

The effects of these Death Benefit Option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the Death Benefit Option is changed from

Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000
($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).
If the Death Benefit Option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, NLICA will not effect the change.

A change in the Death Benefit Option may have Federal income tax consequences. The Owner of a Policy should consult a tax advisor before changing the Death Benefit Option.

How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Policy Account Value. The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of (a) the Face Amount plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage.

ABILITY TO ADJUST FACE AMOUNT

Subject to certain limitations, an Owner may generally, at any time after the second Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to NLICA. The effective date of the increase or decrease will be the Policy Processing Day on or next following NLICA's approval of the request. An increase or decrease in Face Amount may have tax consequences. (See "Tax Treatment of Policy Benefits.") The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount. The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below.

Increase. A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state). The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period. To obtain the increase, the Owner must submit an application for the increase and provide Evidence of Insurability satisfactory to NLICA.

On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount. If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. An increase in Face Amount will increase the amount of any Additional Surrender Charge. A Face Amount increase expense charge will also be deducted. (See "Face Amount Increase Charge.") In addition, different cost of insurance rates may apply to the increase in insurance coverage. (See "Monthly Deductions.")

After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look Period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the Cost of Insurance Charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by NLICA. (See "Transfers of Policy Account Value.")

Decrease. The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state). The Face Amount after any decrease may not be less than the Minimum Face Amount. A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, NLICA will not effect the decrease.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk which will decrease an Owner's monthly Cost of Insurance Charges. A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective. (See "Surrender Charges.")

Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted. The Surrender Charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

For purposes of determining the Cost of Insurance Charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

INSURANCE PROTECTION

An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change. These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value. The consequences of each are summarized below.

A decrease in Face Amount will decrease the insurance protection. It will not reduce the Policy Account Value, except for the deduction of any surrender charge applicable to the decrease. The Monthly Deductions will generally be correspondingly lower following the decrease.

An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage. If the insurance protection is increased, Monthly Deductions will increase as well.

Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced, and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection. (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.) Under either Death Benefit Option, if the Death Benefit is the specified percentage of Policy Account Value, then (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit. If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge. If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value. In this event, however, the decrease in the Death Benefit will be greater than the amount of a withdrawal.

An increase or decrease in the Policy's Insurance Protection may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the Insurance Protection.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Policy. In order to purchase a Policy, an individual must make application to NLICA through a licensed NLICA agent who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a Selling Agreement with 1717 or a broker/dealer having a Selling Agreement with such a broker/dealer. If NLICA accepts the application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy. The Minimum Face Amount of a Policy is $100,000. If the applicant submits the application and/or initial premium to his or her agent, NLICA will not begin processing the purchase order until NLICA receives the application and initial premium from the agent's broker-dealer.

NLICA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. The maximum Face Amount for a Policy in New York State is $2,500,000. A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide NLICA with satisfactory Evidence of Insurability. Acceptance is subject to NLICA's underwriting rules. NLICA reserves the right to reject an application for any reason permitted by law. (See "Distribution of Policies.")

At the time the Application for a Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy. The amount of temporary insurance protection provided by NLICA may be less than the full amount of coverage that the Owner later receives.

Amount and Timing of Premiums. No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. We begin to deduct monthly charges from the Policy Account Value on the Policy Issue Date. Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitation set forth below. Each premium payment must be for at least $25. If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner is entitled to receive a premium reminder notice from NLICA at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed".

Any payments made while there is an outstanding Policy loan are considered loan repayments, unless NLICA is notified in writing that the amount is to be applied as a premium payment. The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner has the flexibility to alter the amount and frequency of premium payments. However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

Premium Limitations. The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. NLICA will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change. (See "Federal Income Tax Considerations.") NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount At Risk.


Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLICA will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner. For more information on MECs, see "Federal Income Tax Considerations."


Allocation of Net Premiums. The Owner indicates in the application how Net Premiums should be allocated among the Subaccounts and/or the Guaranteed Account. The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%. NLICA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.

The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Delay in Allocation. Certain states require NLICA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period. See "Free-Look Privileges." In those states, NLICA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLICA receives the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. NLICA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

Replacement of Existing Insurance. It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. Owners should compare their existing insurance and the Policy carefully. Owners should replace their existing insurance only when they determine that the Policy is better for them. Owners may have to pay a surrender charge on their existing insurance, and the Policy will impose a new surrender charge period. Owners should talk to their financial professional or tax adviser to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, he or she may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLICA will not issue the Policy until NLICA has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.

POLICY ACCOUNT VALUE


The Policy Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Subaccounts, the Guaranteed Account and the Loan Account. Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts chosen by the Owner, interest NLICA credits to the Guaranteed Account, charges NLICA deducts, and any other transactions (e.g., transfers, partial withdrawals, and loans). Net Premiums are credited to the Policy Account Value on the basis of the Unit Value of a Subaccount next determined after NLICA's receipt of the Net Premium. NLICA DOES NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE. The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.


The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Subaccounts, the crediting of interest in excess of 4% (the guaranteed minimum) for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

Calculation of Policy Account Value. The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day. On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date. On each Valuation Day after the Policy Date, the Policy Account Value is:

          1. Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's Unit Value on that date;

          2.  Policy Account Value in the Guaranteed Account; plus

          3.  Policy Account Value in the Loan Account.

Determination of Number of Units. Allocated Net Premiums, or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

Determination of Unit Value. The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount on that Valuation Day.

Net Investment Factor. The Net Investment Factor for each Subaccount measures the investment performance of a Subaccount from one Valuation Day to the next. The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio. The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

The asset charge for mortality and expense risks and the transaction charge for the Zero Coupon Bond Subaccount will be deducted in determining the applicable Net Investment Factor.

POLICY DURATION


Policy Lapse. The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy. When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value. If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address. Notwithstanding the foregoing, during the first two Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by NLICA indicating that the Grace Period has begun. Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions. The notice sent by NLICA will specify the payment required to keep the Policy in force. If the Insured dies during the Grace Period, NLICA will pay the Insurance Proceeds.

Reinstatement. A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting evidence of the insurability satisfactory to NLICA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved. Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy. A reinstated Policy has the same Policy Date as it had prior to the lapse.

TRANSFERS OF POLICY ACCOUNT VALUE

Transfers. The Owner may transfer the Policy Account Value between and among the Subaccounts and the Guaranteed Account by making a transfer request to NLICA. The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year. All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer. Transfers are made as of the date NLICA receives a written request at its Service Center. Transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar-Cost Averaging, the exercise of exchange privileges, and the reallocation from the Money Market Subaccount following the 15-day period after the Issue Date, are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year. Under present law, transfers are not taxable transactions.


Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by an Owner or the Owner's agent develops, NLICA reserves the right not to process the transfer request. If a transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed. NLICA will notify any affected requestor in a timely manner of any actions NLICA takes to restrict his or her ability to make transfers.


Special Transfer Right. During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Subaccounts to the Guaranteed Account without a transfer charge and without such transfer counting toward the 12 transfers permitted without charge during a Policy Year.

Conversion Privilege for Increase in Face Amount. During the first two years following an increase in Face Amount, the Owner may, on one occasion, without Evidence of Insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy. Such an exchange may, however, have federal income tax consequences. (See "Tax Treatment of Policy Benefits.") Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy. The new policy will have the same Face Amount and Issue Date as the amount and effective date of the increase. NLICA will refund the monthly deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase.

Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having such transfer count toward the 12 transfers permitted without charge during a Policy Year.

Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Policy Account Values among the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason. There is no additional charge for this program.

Dollar-Cost Averaging. Dollar-Cost Averaging is a program which, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short term market fluctuations. NLICA, however, makes no guarantee that Dollar-Cost Averaging will result in a profit or protect against loss. There is no additional charge for this program. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

FREE-LOOK PRIVILEGES

Free-Look for Policy. The Policy provides for an initial Free-Look Period. The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the application for the Policy is signed, (b) 10 days after the Owner receives the Policy, and (c) 10 days after NLICA mails the Notice of Withdrawal Right to the Owner. Upon giving written notice of cancellation and returning the Policy to NLICA's Service Center, to one of NLICA's other offices, or to the NLICA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by NLICA at its Service Center or the NLICA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the account; (iv) any mortality and expense risk charges deducted from the value of the net assets of the Separate Account; and (v) any advisory fees and any other fees and expenses of the Funds. A refund of all premiums paid is made for Policy's delivered in states that require such a refund. NLICA may postpone payment of the refund under certain conditions.

Free-Look for Increase in Face Amount. Any requested increase in Face Amount is also subject to a Free-Look privilege. The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed, (b) 10 days after the Owner receives the new Policy Schedule pages reflecting the increase; and (c) 10 days after NLICA mails a Notice of Withdrawal Right to the Owner. Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount Increase Charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount. NLICA may postpone payment of the refund under certain conditions.

LOAN PRIVILEGES

General. The Owner may at any time after the Issue Date borrow money from NLICA using the Policy Account Value as the security for the loan. The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

Interest Rate Charged. Interest is charged on Policy loans at an effective annual rate of 6%.

Allocation of Loans and Collateral. The Owner may specify that NLICA transfer the amount of a Policy loan from specific Subaccounts, but may not request that NLICA transfer this amount from the Guaranteed Account. However if the Owner does not specify Subaccounts, NLICA will allocate the amount of a Policy loan among the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made.

The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4% which is earned to such Policy Anniversary. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

Interest Credited to Loan Account. As long as the Policy is in force, NLICA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year which follows the date of determination. Loan interest credited is transferred to the accounts: (a) when loan interest is added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made. NLICA currently credits 4.5% interest annually to the amount in the Loan Account until the policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter. The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear. Owners should consult a tax adviser with respect to such consequences.


Effect of Policy Loans. A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. The amount of any outstanding Policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Insurance Proceeds at death.


Loan Repayments. An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force. Unless prohibited by a particular state, NLICA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment. Repayments up to the amount of the outstanding loan is allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account. For this purpose, the amount of the interest due is determined as of the next Policy Anniversary. Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the monthly deduction due. (See "Policy Duration.")

Tax Considerations. Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts.") Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause the Policy to lapse. If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits")

SURRENDER PRIVILEGE


At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value. The Net Cash Surrender Value is determined by NLICA as of the date it receives, at its Service Center, a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the surrender request. NLICA generally will pay the Net Cash Surrender Value to the Owner within seven days after NLICA receives the signed surrender request. NLICA may postpone payment of surrenders under certain conditions. NLICA will assess a Surrender Charge if the Policy is surrendered before the 10th Policy Year. (See "Surrender Charges.") Coverage under the Policy will end on the day the Owner mails or otherwise sends the written surrender request to NLICA at its Service Center. A surrender may have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

PARTIAL WITHDRAWAL PRIVILEGE

After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value. The minimum amount which may be withdrawn is $1,500. A withdrawal charge will be deducted from the Policy Account Value. A partial withdrawal will not result in the imposition of surrender charges.

NLICA will process each partial withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request. NLICA generally will pay a partial withdrawal request within seven days after the Valuation Day when NLICA receives the request. NLICA may postpone payment of partial withdrawals under certain conditions.

The Owner may specify that NLICA allocate the withdrawn amount and withdrawal charge from specific Subaccounts but may not request that NLICA allocate this amount from the Guaranteed Account. If the Owner does not specify any Subaccounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in any Subaccount and the Guaranteed Account bear to the total unloaned Policy Account Value.

The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value. (See "Death Benefit Options.")

Option A. The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

          If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

          For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

          Under Option A, a contract with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the policyowner takes a partial withdrawal of $10,000. The partial withdrawal will reduce the Policy Account Value to $19,975
     ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal. The Death Benefit will be reduced to equal the greater of (a) the Face Amount after the partial withdrawal, and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

          Under Option A, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000. Assume that the policyowner takes a partial withdrawal of $49,975. The partial withdrawal will reduce the Policy Account Value to $250,000
     ($300,000 - $49,975 - $25) and the Face Amount to $250,025
     ($300,000 - $49,975). The Death Benefit is the greater of (a) the Face Amount of $250,025 and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5). Therefore, the Death Benefit will be $625,000.

Option B. The Face Amount will never be decreased by a partial withdrawal. A partial withdrawal will, however, always decrease the Death Benefit.

          If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000). Assume the policyowner takes a partial withdrawal of $20,000. The partial withdrawal will reduce the Policy Account Value to $69,975
     ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 +
     $69,975). The Face Amount is unchanged.

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5). Assume the policyowner takes a partial withdrawal of $149,975. The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000) and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5). Therefore, the Death Benefit will be $450,000. The Face Amount is unchanged.

Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk which is used to calculate the cost of insurance charge under the Policy. (See "Cost of Insurance.") A request for partial withdrawal may not be allowed if, or to the extent that such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, NLICA will not allow such partial withdrawal.

A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

ACCELERATED DEATH BENEFIT

Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months. For Owners who elected the rider prior to November 13, 2001 (or such other date pursuant to state availability), the rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this rider. However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The Federal income tax consequences associated with adding the Accelerated Death Benefit rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit rider to the Policy or requesting an accelerated death benefit.

LONG-TERM CARE BENEFIT


NLICA offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider"). If the Owner elects to add the LTC Acceleration Rider to the Policy, he or she must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these riders, the Owner may receive periodic payments of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

     (1) Is unable to perform at least 2 activities of daily living without substantial human assistance for a period if at least 90 days due to a loss a functional capacity; or

     (2) Requires substantial supervision to protect the Insured from threats to heath and safety due to his or her own severe cognitive impairment.

The Long Term Care Benefit Riders also provide for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified on the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual Death Benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the Net Amount at Risk under the Policy or the coverage amount of the rider. Depending on the rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the rider based on the age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase. NLICA may increase the rates for these charges on a class basis. Once NLICA begins to pay benefits, NLICA waives the charge under certain of the riders until the Insured no longer qualifies for rider benefits and is not chronically ill.

There may be Federal income tax consequences associated with the Long-Term Care Benefit riders. NLICA believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code. The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, NLICA believes that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

The Owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. In addition, the implications to the Policy's continued qualification as a life insurance contract for Federal tax purposes due to any reductions in Death Benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear. Owners should consult a tax adviser before adding the Long-Term Care Benefit riders to the Policy.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for
(a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

PREMIUM EXPENSE CHARGE

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes. Premium taxes vary from state to state but range from 0% to 4.0% of each premium payment. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) A deduction of a percentage of the premium will be made from each premium payment. The applicable percentage will be based on the rate for the Insured's residence.

Percent of Premium Sales Charge. A percent of premium charge not to exceed 3% is deducted from each premium payment to partially compensate NLICA for federal taxes and the cost of selling the Policy. Currently, NLICA deducts 1.5% percent from each premium payment.

The Premium Expense Charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of the Premium Expense Charge NLICA will assess.

SURRENDER CHARGES

A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the tenth Policy Year. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the tenth Policy Year. An Additional Surrender Charge, which is an Additional Deferred Administrative Charge and an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within ten years after the effective date of an increase in Face Amount. A portion of an Additional Surrender Charge also is deducted if the related increment of Face Amount is decreased within ten years after such increase took effect.

These surrender charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records and Policy issue. NLICA does not expect the surrender charges to cover all of these costs. To the extent that they do not, NLICA will cover the short-fall from its general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Deferred Administrative Charge. The Deferred Administrative Charge is as follows:

                                                   CHARGE PER $1,000 FACE AMOUNT
                                                   ------------------------------
                                                             ISSUE AGES
                                                   ------------------------------
              POLICY YEAR                 1-5        15          25        35-80
              -----------                 ---      ------      ------      ------
1-6.....................................   0       $1.00       $2.00       $3.00
7.......................................   0        0.80        1.60        2.40
8.......................................   0        0.60        1.20        1.80
9.......................................   0        0.40        0.80        1.20
10......................................   0        0.20        0.40        0.60
11......................................   0           0           0           0

For Issue ages not shown, the charge will increase pro rata for each full year.

The actual Deferred Administrative Charge is the charge described above less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.


Deferred Sales Charge. The Deferred Sales Charge will not exceed the Maximum Deferred Sales Charge specified in the Policy. The Deferred Sales Charge equals the lesser of a or b (and less any Deferred Sales Charge previously paid at the time of any prior decrease in Face Amount), where:


a = 27% of all premiums received during the first Policy Year up to the Target
    Premium plus 6% of all other premiums paid to the date of surrender or lapse; or

b = the following percentage of Target Premium:

                                                                % OF TARGET
                                                                  PREMIUM
                                                              FOR THE INITIAL
POLICY YEAR                                                     FACE AMOUNT
-----------                                                   ---------------
1-6.........................................................        50%
7...........................................................        40%
8...........................................................        30%
9...........................................................        20%
10..........................................................        10%
11+.........................................................         0%


Additional Deferred Sales Charge. An Additional Deferred Sales Charge is associated with each increase in Face Amount. Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount. The Additional Deferred Sales Charge equals the lesser of a or b (and less any Additional Deferred Sales Charge for such increase previously paid at the time of any prior decrease in Face Amount), where:


a = 27% of all premiums received for the increase up to the first Target Premium for that increase during the first twelve Policy months after the increase plus 6% of all premiums thereafter; or

b = the following percentage of Target Premium:

                                                               % OF TARGET
                                                               PREMIUM FOR
                                                              EACH INCREASE
POLICY YEAR                                                   IN FACE AMOUNT
-----------                                                   --------------
1-6.........................................................        50%
7...........................................................        40%
8...........................................................        30%
9...........................................................        20%
10..........................................................        10%
11+.........................................................         0%

The maximum Target Premium for any Policy is $65.76 per $1,000 of Face Amount.

Surrender Charge Upon Decrease in Face Amount. A surrender charge may be deducted on a decrease in Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge. If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the surrender charge will be applied in the following order: (1) the most recent increase followed by (2) the next most recent increases, successively, and (3) the Initial Face Amount. Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

Allocation of Surrender Charges. The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value. For surrender charges resulting from Face Amount decreases, that part of any such surrender charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

MONTHLY DEDUCTIONS

Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of four components -- (a) the cost of insurance, (b) administrative charges, (c) insurance underwriting and expenses in connection with issuing the Policy

(Initial Administrative Charge), and (d) the cost of any additional benefits provided by rider. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by NLICA pursuant to the Owner's written request. If NLICA cannot make a monthly deduction on the basis of the allocation schedule then in effect, NLICA makes the deduction based on the proportion that the Owner's Guaranteed Account Value and the value in the Owner's Subaccounts bear to the total unloaned Policy Account Value.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLICA will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit Option chosen, partial withdrawals, and decreases in Face Amount. The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used. If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount Increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. NLICA expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration. The actual monthly cost on insurance rates will be based on NLICA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLICA currently places Insureds into one of three standard classes -- preferred, nonsmoker, and smoker -- or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Initial Administrative Charge. An Initial Administrative Charge of $17.50 is deducted from Policy Account Value on the Policy Date and on each of the next eleven Policy Processing Days.

Monthly Administrative Charges. A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly

Deduction. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Additional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable rider.

FACE AMOUNT INCREASE CHARGE

If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase. This charge, equal to $50 plus $1.00 per $1,000 of Face Amount increase will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time. This charge may be increased, but in no event will it be greater than $50 plus $3.00 per $1,000 Face Amount increase. This charge is intended to reimburse NLICA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

PARTIAL WITHDRAWAL CHARGE

A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value. This charge is intended to compensate NLICA for the administrative costs in effecting the requested payment and in making all calculations which may be required by reason of the partial withdrawal.

TRANSFER CHARGE

After 12 transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate NLICA for the costs of processing such transfers.

The transfer charge will be deducted from the amount being transferred. The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar-Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market Subaccount to other Subaccounts. These transfers will not count against the 12 free transfers in any Policy Year.

MORTALITY AND EXPENSE RISK CHARGE

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy. This charge currently is deducted at an annual rate of 0.65% (or a daily rate of .0017808%) of the average daily net assets of each Subaccount. This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of each Subaccount. The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA. Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.


Asset Charge Against Zero Coupon Bond Subaccount. NLICA makes an additional daily asset charge against the assets of the Zero Coupon Bond Subaccount. This charge is to reimburse NLICA for transaction charges paid directly by NLICA to Merrill Lynch, Pierce, Fenner & Smith on the sale of Zero Trust units to the Zero Coupon Bond Subaccount. NLICA pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an annual rate of 0.25% (.000685% per day) of the average daily net assets of the Zero Coupon Bond Subaccount. This amount may be increased in the future, but in no event will it exceed an annual rate of 0.50%. The charge will be cost-based (taking into account a loss of interest) with no anticipated element of profit for NLICA.

LOAN INTEREST CHARGE

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLICA charges an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest NLICA guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:


- after offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually); and


- after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

OTHER CHARGES


The Separate Account purchases shares of the Funds and the Zero Trust at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' and the Zero Trust's Portfolios. The fees and expenses for the Funds, the Zero Trust, and their Portfolios are described briefly in the Fee Table. More detailed information is contained in the Funds and Zero Trust Prospectuses which are attached to or accompany this Prospectus.


                             THE GUARANTEED ACCOUNT

An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLICA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. NLICA's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLICA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither NLICA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for prospective Owners' information and have not been reviewed by the SEC. However, such disclosures may be subject to certain general applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of NLICA's General Account, NLICA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to NLICA's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. NLICA will credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since NLICA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, NLICA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLICA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Subaccounts, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

NLICA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months. (See "Payment of Policy Benefits.")

TRANSFERS FROM GUARANTEED ACCOUNT

Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account. If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLICA receives the request at its Service Center.

                        OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.


The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

                              MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president. No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

- to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

- to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

- to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

                      TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, NLICA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar-Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA. NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions. NLICA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

                           SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy Proceeds) are split between the parties. There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

                                   DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:

(a) Paid in cash; or

(b) Applied as a Net Premium.

The Owner must choose an option at the time the application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLICA.

                             SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the monthly deduction. (See the Fee Table for more information concerning rider expenses).


An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Other Insured Convertible Term Life Insurance rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the cost of insurance charges under the Policy and under the rider,
(c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.


NLICA currently offers the following riders under the Policy:

      --  Accelerated Death Benefit;

      --  Disability Waiver Benefit;

      --  Disability Waiver of Premium Benefit;

      --  Change of Insured;

      --  Children's Term;

      --  Long-Term Care Benefit, which includes:

       --  Long-Term Care Acceleration Benefit;

       --  Long-Term Care Waiver Benefit; and

       --  Long-Term Care Extended Insurance Benefit;

      --  Other Insured Convertible Term Life Insurance; and

      --  Final Policy Date Extension.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon NLICA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance. NLICA anticipates that a Policy should satisfy the applicable requirements. In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if an Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value, the narrow investment objective of certain Portfolios, as well as the number of Subaccounts, have not been explicitly addressed in published rulings. While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.


In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General. NLICA believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit that is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent a Policy from becoming a Modified Endowment Contract, it may be necessary to limit premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment
Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

- All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

- Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

- A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 60 is less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.


Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences. If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.


Multiple Policies. All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


Accelerated Death Benefit Rider. The Federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.


Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. The Owner should consult a tax adviser if he or she intends to keep the Policy in force beyond the Insured's 100th year.

Long-Term Care Benefit. For a discussion of the tax consequences associated with the Long-Term Care Benefit riders offered under the Policy, see "Long-Term Care Benefit."

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. NLICA reports this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). Owners should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of
Section 403(b) of the Code. A competent tax adviser should be consulted.

FOREIGN TAX CREDITS

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

BUSINESS USES OF THE POLICY

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS

Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

NLICA'S TAXES

Under current Federal income tax law, NLICA is not taxed on the Separate Account's operations. Thus, currently NLICA does not deduct charges from the Separate Account for its Federal income taxes. NLICA reserves the right to charge the Separate Account for any future Federal income taxes that it may incur.

Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, NLICA may deduct charges for such taxes.

                                 VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding portfolios of the Funds. (The organizational documents governing the Trust do not contemplate meetings of holders of Trust units nor any action taken by vote of such holders.) The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from policyowners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on NLICA. If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this Prospectus are created under applicable Federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

                            DISTRIBUTION OF POLICIES


Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have Selling Agreements with 1717 or registered representatives of broker/dealers who have Selling Agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD. 1717 was organized under the Laws of Pennsylvania on January 22, 1969, and is an indirect wholly-owned subsidiary of NLICA. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an Underwriting Agreement to which the Separate Account, 1717 and NLICA are parties. 1717 received $24,720,887, $31,829,824, and $36,295,531 during 2002,
2001, and 2000, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past 3 fiscal years. 1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life and annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly-owned subsidiary of NLICA.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

NLICA pays sales commissions for the sale of the Policies. Under NLICA's distribution agreement with 1717, NLICA may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. NLICA also pays for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. NLICA may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses.

The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an application for a Policy is done by NLICA. NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.


Agents are compensated for sales of the Policies on a commission and service fee basis and with other forms of compensation. During the first Policy Year, agent commissions will not be more than 50% of the premiums paid up to a target amount (used only to determine commission payments) and 2% of the premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 5% of premiums paid, and after Policy Year 10, the maximum sales commission will be 2% of premiums paid. Further, for each premium received within 10 years following an increase in Face Amount, a commission on that premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and agents may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Agents may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.



Because registered representatives who sell the Policies are also NLICA's life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that NLICA offers, such as conferences, stock options, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.


NLICA intends to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy Owners or the Separate Account.


NLICA no longer offers the Policies to the public.


                                STATE VARIATIONS


Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual policy and any endorsements or riders are the controlling documents. To review a copy of his or her policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.


                               LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.



NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with Nationwide Financial Services, Inc.



NLICA is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002.



There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.


                              FINANCIAL STATEMENTS

NLICA's financial statements and the financial statements of the Separate Account are contained in the SAI. NLICA's financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

                                  DEFINITIONS

ADDITIONAL SURRENDER CHARGE...   The separately determined deferred
                                 administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount. A pro-rata Additional Surrender
                                 Charge will be deducted for a reduction in Face
                                 Amount within 10 years of the effective date of a Face Amount increase. The Maximum Additional
                                 Surrender Charge will be shown in the Policy
                                 Schedule Pages reflecting the Face Amount increase.

APPLICATION...................   The application the Owner must complete to
                                 purchase a Policy plus all forms required by NLICA or applicable law.

ATTAINED AGE..................   The Issue Age of the Insured plus the number of
                                 full Policy Years since the Policy Date.

BENEFICIARY...................   The person(s) or entity(ies) designated to
                                 receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with NLICA. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

CASH SURRENDER VALUE..........   The Policy Account Value minus any applicable
                                 Surrender Charge or Additional Surrender
                                 Charge.

DEATH BENEFIT.................   Under Option A, the greater of the Face Amount
                                 or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account
                                 Value on the date of death, or a percentage of the Policy Account Value on the date of death.

DURATION......................   The number of full years the insurance has been
                                 in force -- for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

EVIDENCE OF INSURABILITY......   The medical records or other documentation that
                                 NLICA may require to satisfy the Policy's underwriting standards. NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings. NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a Policy than for an increase in Face Amount.

FACE AMOUNT...................   The Initial Face Amount plus any increases in
                                 Face Amount and minus any decreases in Face
                                 Amount.

FINAL POLICY DATE.............   The Policy Anniversary nearest Insured's
                                 Attained Age 100 at which time the Policy
                                 Account Value, if any, (less any outstanding
                                 Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The
                                 Policy will end on the Final Policy Date.

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

GRACE PERIOD..................   The 61-day period allowed for payment of a
                                 premium following the date NLICA mails notice of the amount required to keep the Policy in force.

INITIAL FACE AMOUNT...........   The Face Amount of the Policy on the Issue
                                 Date. The Face Amount may be increased or decreased after issue.

INSURANCE PROCEEDS............   The net amount to be paid to the Beneficiary
                                 when the Insured dies.

INSURED.......................   The person upon whose life the Policy is
                                 issued.

ISSUE AGE.....................   The age of the Insured at his or her birthday
                                 nearest the Policy Date. The Issue Age is stated in the Policy.

LOAN ACCOUNT..................   The account to which the collateral for the
                                 amount of any Policy loan is transferred from the Subaccounts and/or the Guaranteed Account.

MINIMUM ANNUAL PREMIUM........   The annual amount which is used to determine
                                 the Minimum Guarantee Premium. This amount is stated in each Policy.

MINIMUM FACE AMOUNT...........   The Minimum Face Amount is $50,000 for all
                                 Premium Classes except preferred. For the preferred Premium Class, the Minimum Face
                                 Amount is $100,000.

MINIMUM GUARANTEE PREMIUM.....   The Minimum Annual Premium multiplied by the
                                 number of months since the Policy Date
                                 (including the current month) divided by 12.

MINIMUM INITIAL PREMIUM.......   Equal to the Minimum Annual Premium multiplied
                                 by the following factor for the specified premium mode at issue: Annual -- 1.0;
                                 Semi-annual -- 0.5; Quarterly -- 0.25;
                                 Monthly -- 0.167.

MONTHLY DEDUCTIONS............   The amount deducted from the Policy Account
                                 Value on each Policy Processing Day. It
                                 includes the Monthly Administrative Charge, the Initial Administrative Charge, the Monthly Cost of Insurance Charge, and the monthly cost of any benefits provided by riders.

NET AMOUNT AT RISK............   The amount by which the Death Benefit exceeds
                                 the Policy Account Value.

NET CASH SURRENDER VALUE......   The Cash Surrender Value minus any outstanding
                                 Policy loans and accrued interest.

NET PREMIUMS..................   The remainder of a premium after the deduction
                                 of the Premium Expense Charge.

OWNER.........................   The person(s) or entity(ies) entitled to
                                 exercise the rights granted in the Policy.

PLANNED PERIODIC PREMIUM......   The premium amount which the Owner plans to pay
                                 at the frequency selected. The Owner is
                                 entitled to receive a reminder notice and change the amount of the Planned Periodic
                                 Premium. The Owner is not required to pay the Planned Periodic Premium.

POLICY ACCOUNT VALUE..........   The sum of the Policy's values in the Separate
                                 Account, the Guaranteed Account, and the Loan
                                 Account.

POLICY ANNIVERSARY............   The same day and month as the Policy Date in
                                 each later year.

POLICY DATE...................   The date set forth in the Policy that is used
                                 to determine Policy Years and Policy Processing
                                 Days. The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed
                                 Insured.

POLICY ISSUE DATE.............   The date on which the Policy is issued. It is
                                 used to measure suicide and contestable
                                 periods.

POLICY PROCESSING DAY.........   The day in each calendar month which is the
                                 same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.

POLICY YEAR...................   A year that starts on the Policy Date or on a
                                 Policy Anniversary.

PREMIUM CLASS.................   The classification of the Insured for cost of
                                 insurance purposes. The standard classes are:
                                 non-smoker, smoker, and preferred. There also are classes with extra ratings.

PREMIUM EXPENSE CHARGE........   The amount deducted from a premium payment
                                 which consists of the Premium Tax Charge and the Percent of Premium Sales Charge.

SAI...........................   The Statement of Additional Information ("SAI")
                                 that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the Prospectus.
                                 Owners may obtain a copy of the SAI by writing or calling NLICA at the Service Center. The
                                 Table of Contents for the SAI appears on the last page of this Prospectus.

SEPARATE ACCOUNT..............   The Nationwide Provident VLI Separate Account
                                 1.

SERVICE CENTER................   The Technology and Service Center located at
                                 300 Continental Drive, Newark, Delaware 19713.


SURRENDER CHARGE..............   The amount deducted from the Policy Account
                                 Value upon lapse or surrender of the Policy during the first 10 Policy Years. A pro-rata
                                 Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years. The Maximum Surrender
                                 Charge is shown in the Policy. The Surrender
                                 Charge is determined separately from the Additional Surrender Charge.


TARGET PREMIUM................   An amount of premium payments, computed
                                 separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.


VALUATION DAY.................   Each day that the New York Stock Exchange is
                                 open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this Prospectus, NLICA is open whenever the New York
                                 Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.



VALUATION PERIOD..............   The period beginning at the close of business
                                 on one Valuation Day (which is when the New
                                 York Stock Exchange closes, usually 4:00 p.m.,
                                 Eastern time) and continuing until the close of business on the next Valuation Day. Each
                                 Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-
                                 Valuation Days immediately preceding it.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY INFORMATION...............................    1
  The Policy................................................    1
  Temporary Insurance Coverage..............................    1
  Right to Contest..........................................    1
  Misstatement of Age or Sex................................    1
  Suicide Exclusion.........................................    1
  Assignments...............................................    1
  Beneficiary...............................................    2
  Change of Owner or Beneficiary............................    2
  Premium Classes...........................................    2
  Loan Interest.............................................    2
  Effect of Policy Loans....................................    3
  Allocations of Policy Account Value and Subsequent Premium
     Payments...............................................    3
  Delays in Payments of Policy Benefits.....................    3
  Dollar-Cost Averaging.....................................    4
  Automatic Asset Rebalancing...............................    4
  Charge Discounts for Sales to Certain Policies............    5
  Benefit Payable on Final Policy Date......................    5
  Settlement Options........................................    5
  Policy Termination........................................    6
SUPPLEMENTAL BENEFITS AND RIDERS............................    6
  Long-Term Care Benefit Riders.............................    6
  Accelerated Death Benefit Rider...........................    8
  Other Riders..............................................   10
ILLUSTRATIONS...............................................   11
PERFORMANCE DATA............................................   11
  Hypothetical Illustrations................................   11
  Yields and Total Returns..................................   11
STANDARD & POOR'S...........................................   20
ADDITIONAL INFORMATION......................................   21
  IMSA......................................................   21
  Potential Conflicts of Interest...........................   21
  Policies Issued in Conjunction with Employee Benefit
     Plans..................................................   21
  Legal Developments Regarding Unisex Actuarial Tables......   22
  Safekeeping of Account Assets.............................   22
  Policy Reports............................................   22
  Records...................................................   22
  Legal Matters.............................................   22
  Experts...................................................   23
  Additional Information about the Company..................   23
  Additional Information about the Separate Account.........   23
  Other Information.........................................   24
  Financial Statements......................................   24

To learn more about the Policy, the Owner should read the SAI dated the same date as this Prospectus. The Table of Contents for the SAI appears on the last page of this Prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to NLICA at its Service Center.


The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLICA and the Policy. Information about NLICA and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-4460

                                  OPTIONS PLUS

                            NATIONWIDE PROVIDENT VLI
                               SEPARATE ACCOUNT 1
                                  (REGISTRANT)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                  (DEPOSITOR)

                          MAIN ADMINISTRATIVE OFFICE:
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717

                                SERVICE CENTER:
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 (800) 688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). This SAI is not a prospectus, and should be read together with the Prospectus for the Policy dated May 1, 2003 and the prospectuses for AIM Variable Insurance Funds, Inc., The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., American Century(R) Variable Portfolios II, Inc., Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Gartmore Variable Insurance Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc., Van Eck Worldwide Insurance Trust, and Van Kampen -- The Universal Institutional Funds, Inc. The Owner may obtain a copy of these prospectuses by writing or calling NLICA at the address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy. No information is incorporated by reference into this SAI.


The date of this Statement of Additional Information is May 1, 2003.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY INFORMATION...............................    1
  The Policy................................................    1
  Temporary Insurance Coverage..............................    1
  Right to Contest..........................................    1
  Misstatement of Age or Sex................................    1
  Suicide Exclusion.........................................    1
  Assignments...............................................    1
  Beneficiary...............................................    2
  Change of Owner or Beneficiary............................    2
  Premium Classes...........................................    2
  Loan Interest.............................................    2
  Effect of Policy Loans....................................    3
  Allocations of Policy Account Value and Subsequent Premium
     Payments...............................................    3
  Delays in Payments of Policy Benefits.....................    3
  Dollar-Cost Averaging.....................................    4
  Automatic Asset Rebalancing...............................    4
  Charge Discounts for Sales to Certain Policies............    5
  Benefit Payable on Final Policy Date......................    5
  Settlement Options........................................    5
  Policy Termination........................................    6
SUPPLEMENTAL BENEFITS AND RIDERS............................    6
  Long-Term Care Benefit Riders.............................    6
  Accelerated Death Benefit Rider...........................    8
  Other Riders..............................................   10
ILLUSTRATIONS...............................................   11
PERFORMANCE DATA............................................   11
  Hypothetical Illustrations................................   11
  Yields and Total Returns..................................   11
STANDARD & POOR'S...........................................   20
ADDITIONAL INFORMATION......................................   21
  IMSA......................................................   21
  Potential Conflicts of Interest...........................   21
  Policies Issued in Conjunction with Employee Benefit
     Plans..................................................   21
  Legal Developments Regarding Unisex Actuarial Tables......   22
  Safekeeping of Account Assets.............................   22
  Policy Reports............................................   22
  Records...................................................   22
  Legal Matters.............................................   22
  Experts...................................................   23
  Additional Information about the Company..................   23
  Additional Information about the Separate Account.........   23
  Other Information.........................................   24
  Financial Statements......................................   24

                         ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy and the Application(s) attached thereto are the entire contract. Only statements made in the Applications can be used to void the Policy or deny a claim. NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. NLICA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

TEMPORARY INSURANCE COVERAGE

At the time the Application for the Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the Health Questions of the Temporary Agreement and submitting payment of the Minimum Initial Premium with the Application, but only if the Application is dated the same day as, or earlier than, the Temporary Insurance Agreement. Temporary insurance coverage will take effect as of the date of the Temporary Insurance Agreement.

The amount of temporary insurance coverage under the Agreement is the lesser of the Face Amount applied for or $500,000. Temporary coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement,
(b) the date that insurance takes effect under the Policy, (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date that NLICA mails a notice of termination coverage.

RIGHT TO CONTEST

NLICA has the right to contest the validity of a Policy based on material misstatements made in the Application for the Policy or a change. However, NLICA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years from the Policy Issue Date.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.

SUICIDE EXCLUSION

In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which NLICA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

ASSIGNMENTS

The Owner may assign any and all rights under the Policy. No assignment binds NLICA unless in writing and received by NLICA at its Service Center. NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A

Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

BENEFICIARY

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

CHANGE OF OWNER OR BENEFICIARY

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by NLICA. NLICA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have Federal income tax consequences.

PREMIUM CLASSES

NLICA currently places each Insured into one of three standard Premium
Classes -- preferred, nonsmoker, and smoker -- or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, NLICA may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

LOAN INTEREST

INTEREST RATE CHARGED. Interest is due at the end of each Policy Year. If interest is not paid when due, it is added to the loan balance and bears interest at the same rate beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on the Owner's written instructions. If there are no written instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value of the Subaccounts under a Policy bear to the total unloaned Policy Account Value.

ALLOCATION OF LOAN COLLATERAL. NLICA will deduct the collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value, and transfer this amount to the Loan Account. The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.

EFFECT OF POLICY LOANS

Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The Death Proceeds will be reduced by the amount of any outstanding Policy loan.

ALLOCATIONS OF POLICY ACCOUNT VALUE AND SUBSEQUENT PREMIUM PAYMENTS

A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase. The Policy Account Value is allocated according to the ratio between the Guideline Annual Premium for the Initial Face Amount and the Guideline Annual Premium for the total Face Amount on the effective date of the increase before any deductions are made. For example, if the Guideline Annual Premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value. In the event there is more than one increase in Face Amount, Guideline Annual Premiums for each increment of Face Amount are used to allocate Policy Account Values and premium payments among the various increments of Face Amounts.

DELAYS IN PAYMENTS OF POLICY BENEFITS

Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at NLICA's Service Center in a form satisfactory to NLICA.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLICA of all required documents. However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders. As to amounts allocated to the Guaranteed Account, NLICA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after NLICA receives a payment request at its Service Center. NLICA will allow interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.


Due to Federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment. NLICA also may be required to provide additional information about an Owner's account to government regulators. In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a Settlement Option. If the Beneficiary is changed, any prior arrangements with respect to the Payment Option will be canceled.

DOLLAR-COST AVERAGING

If the Owner elects the Dollar-Cost Averaging program, specified dollar amounts will be systematically and automatically transferred, on a monthly basis, from a selected Subaccount to any other Subaccount or the Guaranteed Account. Transfers may not come from the Guaranteed Account. Dollar-Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months. To qualify for Dollar-Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the Subaccount each month. The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Subaccounts or from the Guaranteed Account. Each monthly transfer is split among the Subaccounts or the Guaranteed Account based upon the percentages elected. Dollar-Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a Policy loan is outstanding.

Dollar-Cost Averaging may be elected in the Application or by completing an election form and returning it to NLICA by the beginning of the month. When an election form is received, Dollar-Cost Averaging will commence on the first Policy Processing Day after the later of (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

Once Dollar-Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or (a) a Policy loan is requested, (b) the Policy goes into the Grace Period, or (c) there is insufficient value in the Subaccount to make the transfer. The Owner may instruct NLICA in writing to cancel Dollar-Cost Averaging transfers at any time.

Transfers made under the Dollar-Cost Averaging program do not count toward the 12 transfers permitted each Policy Year without imposing the Transfer Charge. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Written notice will be sent to the Owner confirming each transfer and when the Dollar-Cost Averaging program is terminated. The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

AUTOMATIC ASSET REBALANCING

If the Owner elects the Automatic Asset Rebalancing program, periodic transfers of Policy Account Value will be made among the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may be made in the Application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA. The election may be revoked at any time. Rebalancing may be done quarterly or annually. Rebalancing terminates when the total value in the Subaccounts is less than $1,000; a transfer is made; a change is made to the current premium allocation instructions; or NLICA receives a written request to terminate the program. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.

CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES

The Policy is available for purchase by individuals, corporations, and other groups. NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other costs. NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLICA reduces or waives charges based on a number of factors, including:

     - the number of Insureds;

     - the size of the group of purchasers;

     - the total premium expected to be paid;

     - total assets under management for the Owner;

     - the nature of the relationship among individual Insureds;

     - the purpose for which the Policies are being purchased;

     - the expected persistency of individual Policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

BENEFIT PAYABLE ON FINAL POLICY DATE

If the Insured is living on the Final Policy Date (at Insured's Attained Age
100), NLICA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date.

SETTLEMENT OPTIONS


In lieu of a single sum payment on death or surrender, an election may be made to apply the Insurance Proceeds under any one of the fixed-benefit Settlement Options provided in the Policy. The options are briefly described below. Please refer to the Policy for more details. As part of NLICA's General Account assets, Settlement Options proceeds may be subject to claims of creditors. Even if the Death Benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the Settlement Options generally include such earnings. Owners should consult a tax adviser as to the tax treatment of payments under Settlement Options.


Proceeds at Interest Option. Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option. Payable in equal installments of the amount elected with NLICA's consent at 12, 6, 3, or 1 month intervals, as elected until Insurance Proceeds applied under the Option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest which would increase the installments certain. The guaranteed interest rate is 3% per year.

Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Insurance Proceeds applied under the Option are exhausted, as elected.

Joint and Survivor Life Income. Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

NLICA may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

POLICY TERMINATION

The Policy will terminate on the earliest of: (a) the Final Policy Date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

                        SUPPLEMENTAL BENEFITS AND RIDERS

LONG-TERM CARE BENEFIT RIDERS

NLICA offers the following three long-term care benefit riders:

     - Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

     - Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

     - Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If the Owner elects to add the LTC Acceleration Rider to the Policy, the Owner must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The riders have conditions that may affect other rights and benefits that the Owner has under the Policy. For example, NLICA restricts the ability of the Owner to allocate premiums and Policy Account Value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from the Policy Account Value as part of the Monthly Deduction.

Owners residing in states that have approved the Long-Term Care Benefit riders may generally elect to add them to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability and increasing the Face Amount. The Long-Term Care Benefit riders are not yet available in all states and the terms under which they are available may vary from state-to-state. There is no assurance that the Long-Term Care Benefit riders will be approved in all states or that they will be approved under the terms described herein.

These riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage. Each rider contains specific details that the Owner should review before adding the rider to the Policy. The Owner should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to the Policy.

1.  LONG-TERM CARE ACCELERATION BENEFIT RIDER

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to the Owner of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

(1) Is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

(2) Requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until NLICA receives proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). The Owner must continue to submit periodic evidence of the Insured's continued eligibility for rider benefits.

NLICA determines a maximum amount of Death Benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death Benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the Policy schedule. The actual amount of any Benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a Benefit.

Each Benefit payment reduces the remaining Death Benefit under the Policy, and causes a proportionate reduction in the Face Amount, Policy Account Value, and Surrender Charge. If the Owner has a Policy loan, NLICA will use a portion of each Benefit to repay indebtedness. NLICA will recalculate the Maximum Monthly Benefit if the Owner makes a partial withdrawal of Policy Account Value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before NLICA begins paying any benefits, NLICA will transfer all Policy Account Value from the Separate Account to the Guaranteed Account. In addition, the Owner will not be permitted to transfer Policy Account Value or allocate any additional premiums to the Separate Account while rider benefits are being paid. The Owner's participation in any of the automatic investment plans (such as Dollar-Cost Averaging) will also be suspended during this period. If the Death Benefit on the Policy is Option B, NLICA will change it to Option A.

If the Insured no longer qualifies for rider benefits, is not chronically ill, and the Policy remains in force, the Owner will be permitted to allocate new premiums or transfer existing Policy Account Value to the Separate Account, and to change the Death Benefit Option. NLICA will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death Benefit is zero, the Policy terminates, or the Owner requests to terminate the rider.

2.  LONG-TERM CARE WAIVER BENEFIT RIDER

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date. This rider also provides a residual death Benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

3.  LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. The Owner must continue to submit periodic evidence of the Insured's eligibility for rider benefits.

NLICA determines a maximum amount of benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the rider coverage amount divided by the minimum months of acceleration benefits shown on the Policy schedule. The actual amount of any Benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture Benefit and an optional inflation Benefit.


Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the Issue Age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits under the LTC Acceleration Rider, NLICA waives this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.


Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or the Owner requests to terminate the rider.

ACCELERATED DEATH BENEFIT RIDER

Owners residing in states that have approved the Accelerated Death Benefit rider (the "ADB rider") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability. The ADB rider is not yet available in all states and the terms under which it is available may vary from state-to-state. There is no assurance that the ADB rider will be approved in all states or that it will be approved under the terms described herein.

The ADB rider permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months. For Owners who elected the ADB rider prior to November 13, 2001 (or such other date pursuant to state availability), the ADB rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADB rider to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the ADB Rider. The Federal income tax consequences associated with adding the ADB rider or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADB rider to a Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit. The ADB rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the Eligible Death Benefit less 25% of any outstanding Policy loans and accrued interest. The ADB rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADB rider, to reflect inflation. The term Eligible Death Benefit under the ADB rider means:

The Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

     1.  any dividend accumulations;

     2.  any dividends due and not paid;

     3.  any dividend payable at death if the Insured died at such time;

     4.  any Premium Refund payable at death if the Insured died at such time;
and

     5. any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and Policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit Due Proof of Eligibility and a completed claim form to NLICA at its Service Center. Due Proof of Eligibility means a written certification (described more fully in the ADB rider) in a form acceptable to NLICA, from a treating physician stating that the Insured has a Terminal Illness or, if applicable, is expected to be permanently confined to a Nursing Care Facility.

NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the Terminal Illness or Permanent Confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the ADB Rider. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADB rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds at Death.

Effect on Existing Policy. The Insurance Proceeds at Death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a Policy loan or a withdrawal, the Policy's Net Cash Surrender Value and loan value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the loan value being reduced to zero.

Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at Death.

OTHER RIDERS

In addition to the ADB rider and Long-Term Care Benefit riders, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the monthly deduction.

Disability Waiver Benefit. A Disability Waiver Benefit rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, NLICA will apply a premium payment to the Policy on each Policy Processing Day during the first two Policy Years (the amount of the payment will be based on the Minimum Annual Premium). NLICA will also waive all Monthly Deductions after the commencement of and during the continuance of such total disability after the first two Policy Years.

Disability Waiver of Premium Benefit. A Policy may include the Disability Waiver of Premium Benefit rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, NLICA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

At the time of application, a monthly benefit amount is selected by the Owner. This amount is generally intended to reflect the amount of the premiums expected to be paid monthly. In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

This supplementary benefit must be selected at the time of application and cannot be added after issue. However, for Policies issued prior to the date the Disability Waiver of Premium Benefit Rider is approved in a particular state, the Rider can be added as a supplementary benefit to the Policy within 6 months after state approval. NLICA reserves the right to require Evidence of Insurability to add this rider to an existing Policy.

Change of Insured. A Change of Insured rider permits the Owner to change the Insured, subject to certain conditions and Evidence of Insurability. The Monthly Deduction for the cost of insurance is adjusted to that for the New Insured as of the effective date of the change. A change of Insured is a taxable event.

Children's Term Rider. A Children's Term Insurance rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday. When the term insurance expires on the life of an insured child, it may be converted without Evidence of Insurability to a whole life policy providing a level Face Amount of insurance and a level premium. The new policy may be up to five times the amount of the term insurance. The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under a rider will have the same amount of insurance. This rider must be selected at the time of application for the Policy or an increase in Face Amount.

Other Insured Convertible Term Life Insurance. An Other Insured Convertible Term Life Insurance rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest. This rider will terminate at the earlier of Attained Age 100 (80 in New York) of the Other Insured or at the termination or maturity of the Policy. If the Policy is extended by the Final Policy Date Extension rider, the Convertible Term Life Insurance rider will terminate on the original maturity date.

Final Policy Date Extension. A Final Policy Date Extension rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date. It may only be added on or after the anniversary nearest the Insured's 90th birthday. There is no charge for adding this rider. The Death Benefit after the original Final Policy Date will be the Policy Account Value. All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

The tax consequences of (1) adding a Final Policy Date Extension rider to the Policy, and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain. Prospective Owners and Owners considering the addition of a Final Policy Date Extension to a Policy should consult their own legal or other advisors as to such consequences.

                                 ILLUSTRATIONS

NLICA may provide illustrations for Death Benefit, Policy Account Value, and Net Cash Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. An Owner's rates of return and insurance charges may be higher or lower than these illustrations. The actual return on the Policy Account Value will depend on factors such as the amounts allocated to particular Portfolios, the amounts deducted for the Policy's monthly charges, the Portfolios' expense ratios, and the Policy loan and partial withdrawal history.

Before a prospective Owner purchases the Policy and upon request thereafter, NLICA will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit Option, Face Amount, Planned Periodic Premiums, and riders requested. NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

                                PERFORMANCE DATA

HYPOTHETICAL ILLUSTRATIONS

In order to demonstrate how the actual investment performance of the Portfolios could have affected the Death Benefit, Policy Account Value, and Net Cash Surrender Value of the Policy, NLICA may provide hypothetical illustrations using the actual investment performance of each Portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values NLICA illustrates for Death Benefit, Policy Account Value, and Net Cash Surrender Value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the Portfolios.

YIELDS AND TOTAL RETURNS

From time to time, NLICA may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, NLICA also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

NLICA may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Owners also should refer to their personalized illustrations which illustrate variations of the Death Benefit, Policy values, and accumulated payments under the Policy.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.


This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one accumulation unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) "common" charges and deductions (as explained below) imposed under the Policy which are attributable to the hypothetical account.


The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types and quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio's operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.



The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were 0.56% and 0.56%, respectively.


TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Policies funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Policy charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 10 years, NLICA will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Policy charges currently in effect.


Average annual total returns reflect total underlying Portfolio expenses and certain Policy fees and charges assumed to apply to all Policy Owners, including the Percent of Premium Sales Charge, the Mortality and Expense Risk Charge, and Zero Coupon Bond Subaccount Asset Charge ("Common Charges"). However, charges such as the Initial Administrative Charge, Monthly Administrative Charge, Surrender Charges, and Cost of Insurance Charges, which are based on certain factors, such as sex, Issue Age or actual age, Premium Class, Policy Year, Face Amount, or Monthly Deductions, and which therefore vary with each Policy, are not reflected in average annual total returns, nor are the premium tax charge or any charges assessed on withdrawal, transfer, or increase in Face Amount ("Non-Common Charges"). IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.



Because of the charges and deductions imposed under a Policy, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Gartmore Variable Insurance Trust is affiliated with NLICA; none of the other Funds is affiliated with NLICA.

While NLICA has no reason to doubt the accuracy of the figures provided by the Funds, NLICA does not represent that they are true and complete, and disclaims all responsibility for these figures.



PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS. The following table shows average annual total return performance information based on the periods that the Subaccounts have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections or guarantees of future performance. Because the following subaccounts were not in existence as of December 31, 2002, performance information is not provided in the following table for these subaccounts: AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, Alliance Bernstein Growth & Income Portfolio, AllianceBernstein Small Cap Value Portfolio, American Century VP Income & Growth Portfolio, American Century VP Inflation Protection Fund, Dreyfus Small Cap Stock Index Portfolio, Dreyfus Stock Index Fund, Inc., Dreyfus VIF Developing Leaders Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Quality Bond Fund II, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Templeton Foreign Securities Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT US Growth Leaders Fund, GVIT Small Cap Growth Fund, Van Kampen GVIT Multi Sector Bond Fund, Janus Balanced Portfolio, Janus Risk-Managed Large Cap Core Portfolio, MFS VIT Investors Growth Stock Series, MFS VIT Value Series, Neuberger Berman AMT Fasciano Portfolio, Neuberger Berman AMT Mid Cap Growth Portfolio, Neuberger Berman AMT Socially Responsive Portfolio, Oppenheimer High Income Fund/VA, Oppenheimer Main Street(R) Small Cap Fund/VA, Putnam VT Growth & Income Fund, Putnam VT International Equity Fund, Putnam VT Voyager Fund, Van Kampen UIF Core Plus Fixed Income Portfolio, Van Kampen UIF Emerging Markets Debt Portfolio, and Van Kampen UIF Real Estate Portfolio.



In addition, effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust (as described in more detail in the prospectus). In the following table, performance of the Gartmore Variable Insurance Trust subaccounts affected by the merger for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios. (With regard to the GVIT Equity 500 Index Fund subaccount, because shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio on February 7, 2000, subaccount performance for periods prior to this substitution reflects investment in the Fidelity Variable Insurance Products Funds Index 500 Portfolio.)

----------------------------------------------------------------------------------------------------------
                                                                                    FROM THE
                               FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    DATE OF     SUBACCOUNT
                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUBACCOUNT   INCEPTION
SUBACCOUNT                        12/31/02         12/31/02         12/31/02       INCEPTION       DATE
----------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND
  (CLASS O SHARES)
----------------------------------------------------------------------------------------------------------
  Small Capitalization
  Portfolio                       -26.70%          -9.55%              N/A           -6.97%        5/1/96
----------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (CLASS I)
----------------------------------------------------------------------------------------------------------
  VP International                    N/A             N/A              N/A          -18.82%        5/1/02
----------------------------------------------------------------------------------------------------------
  VP Ultra(R)                         N/A             N/A              N/A          -19.17%        5/1/02
----------------------------------------------------------------------------------------------------------
  VP Value                            N/A             N/A              N/A          -12.58%        5/1/02
----------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE INVESTMENT
  FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------
  Appreciation Portfolio              N/A             N/A              N/A          -14.89%        5/1/02
----------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
  PRODUCTS (INITIAL CLASS)
----------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio         -17.49%          -0.40%              N/A            8.23%       7/30/93
----------------------------------------------------------------------------------------------------------
  Growth Portfolio                -30.56%          -1.06%              N/A            6.97%       7/30/93
----------------------------------------------------------------------------------------------------------
  High Income Portfolio             2.77%          -6.70%              N/A            1.22%        5/2/94
----------------------------------------------------------------------------------------------------------
  Overseas Portfolio              -20.80%          -4.63%              N/A            0.29%        5/2/94
----------------------------------------------------------------------------------------------------------
  Asset Manager(SM) Portfolio      -9.32%           0.74%              N/A            5.63%       7/30/93
----------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio          -9.94%           2.98%              N/A            7.28%        5/1/96
----------------------------------------------------------------------------------------------------------
  Investment Grade Bond
     Portfolio                      9.63%           6.71%              N/A            6.87%        5/2/94
----------------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE INSURANCE
  TRUST (CLASS IV)
----------------------------------------------------------------------------------------------------------
  Comstock GVIT Value Fund
     (formerly Market Street
     Fund All Pro Large Cap
     Value)                       -14.99%             N/A              N/A           -3.47%        5/5/98
----------------------------------------------------------------------------------------------------------
  Dreyfus GVIT International
     Value Fund (formerly
     Market Street Fund
     International)               -11.67%           0.86%            6.67%            4.98%       11/8/91
----------------------------------------------------------------------------------------------------------
  Gartmore GVIT Government
     Bond Fund (formerly
     Market Street Fund Bond)       8.36%           5.34%            5.84%            6.59%      12/12/85
----------------------------------------------------------------------------------------------------------
  Gartmore GVIT Growth Fund
     (formerly Market Street
     Fund All Pro Large Cap
     Growth)                      -28.58%             N/A              N/A           -8.60%        5/5/98
----------------------------------------------------------------------------------------------------------
  Gartmore GVIT Mid Cap
     Growth Fund (formerly
     Market Street Fund Mid
     Cap Growth)                  -22.88%           4.52%            7.71%           10.18%        5/1/89
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                    FROM THE
                               FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    DATE OF     SUBACCOUNT
                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUBACCOUNT   INCEPTION
SUBACCOUNT                        12/31/02         12/31/02         12/31/02       INCEPTION       DATE
----------------------------------------------------------------------------------------------------------
  Gartmore GVIT Money Market
     Fund (formerly Market
     Street Fund Money
     Market)                        0.70%           3.52%            3.62%            4.48%      12/12/85
----------------------------------------------------------------------------------------------------------
  Gartmore GVIT Nationwide(R)
     Fund (formerly Market
     Street Fund All Pro
     Broad Equity)                -23.71%          -3.67%            5.74%            8.07%      12/12/85
----------------------------------------------------------------------------------------------------------
  GVIT Equity 500 Index Fund
     (formerly Market Street
     Fund Equity 500 Index)       -22.82%          -1.57%            8.23%            8.56%      08/27/92
----------------------------------------------------------------------------------------------------------
  GVIT Small Cap Value Fund
     (formerly Market Street
     Fund All Pro Small Cap
     Value)                       -16.03%             N/A              N/A           -3.53%        5/5/98
----------------------------------------------------------------------------------------------------------
  GVIT Small Company Fund
     (formerly Market Street
     Fund All Pro Small Cap
     Growth)                      -36.81%             N/A              N/A           -5.39%        5/5/98
----------------------------------------------------------------------------------------------------------
  J.P. Morgan GVIT Balanced
     Fund (formerly Market
     Street Fund Balanced)        -10.85%          -0.13%            5.87%            6.48%      12/12/85
----------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES (SERVICE
  SHARES)
----------------------------------------------------------------------------------------------------------
  Capital Appreciation
  Portfolio                           N/A             N/A              N/A          -12.15%        5/1/02
----------------------------------------------------------------------------------------------------------
  Global Technology Portfolio         N/A             N/A              N/A          -22.24%        5/1/02
----------------------------------------------------------------------------------------------------------
  International Growth
  Portfolio                           N/A             N/A              N/A          -28.80%        5/1/02
----------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST (CLASS I)
----------------------------------------------------------------------------------------------------------
  Limited Maturity Bond
  Portfolio                         4.66%           4.58%              N/A            4.98%        5/2/94
----------------------------------------------------------------------------------------------------------
  Partners Portfolio              -24.63%             N/A              N/A           -6.75%        5/1/98
----------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT
  FUNDS (INITIAL CLASS)
----------------------------------------------------------------------------------------------------------
  Capital Appreciation
  Fund/VA                             N/A             N/A              N/A          -20.02%        5/1/02
----------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA           N/A             N/A              N/A          -22.16%        5/1/02
----------------------------------------------------------------------------------------------------------
  Main Street Fund/VA
   (formerly Main Street
   Growth & Income Fund/VA)           N/A             N/A              N/A          -18.30%        5/1/02
----------------------------------------------------------------------------------------------------------
 THE STRIPPED ("ZERO") U.S.
  TREASURY SECURITIES FUND         10.10%           7.24%            8.37%            8.95%      10/13/86
----------------------------------------------------------------------------------------------------------
 STRONG OPPORTUNITY FUND II,
  INC. (INVESTOR CLASS)
----------------------------------------------------------------------------------------------------------
  Strong Opportunity Fund II      -27.03%             N/A              N/A          -12.97%        5/2/00
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                    FROM THE
                               FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    DATE OF     SUBACCOUNT
                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUBACCOUNT   INCEPTION
SUBACCOUNT                        12/31/02         12/31/02         12/31/02       INCEPTION       DATE
----------------------------------------------------------------------------------------------------------
 STRONG VARIABLE INSURANCE
  FUNDS, INC. (INVESTOR
  CLASS)
----------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth Fund
  II                              -37.95%             N/A              N/A          -31.69%        5/2/00
----------------------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE INSURANCE
  TRUST
----------------------------------------------------------------------------------------------------------
  Worldwide Bond Portfolio         20.87%           3.36%              N/A            4.34%        5/2/94
----------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets
     Portfolio                     -3.53%          -6.74%              N/A           -3.98%        5/1/96
----------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets
     Portfolio                     -3.48%          -4.80%              N/A           -0.03%        5/2/94
----------------------------------------------------------------------------------------------------------
  Worldwide Real Estate
     Portfolio                     -5.10%             N/A              N/A           -0.58%        5/1/98
----------------------------------------------------------------------------------------------------------


From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges currently in effect.


The following table shows average annual total return performance information based on the periods that the underlying Portfolios have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections or guarantees of future performance.



 ----------------------------------------------------------------------------------------------------------
                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   PORTFOLIO
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     INCEPTION
 PORTFOLIO                                   12/31/02         12/31/02         12/31/02         DATE
 ----------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS, INC.
   (SERIES I)
 ----------------------------------------------------------------------------------------------------------
      AIM V.I. Basic Value Fund               -25.14%             N/A              N/A         9/10/01
 ----------------------------------------------------------------------------------------------------------
      AIM V.I. Capital Appreciation Fund      -24.85%           -2.89%             N/A          5/5/93
 ----------------------------------------------------------------------------------------------------------
      AIM V.I. Capital Development Fund       -21.87%             N/A              N/A          5/1/98
 ----------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND (CLASS O
   SHARES)
 ----------------------------------------------------------------------------------------------------------
      Small Capitalization Portfolio          -26.70%           -9.55%            0.57%        9/21/88
 ----------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND (CLASS A)
 ----------------------------------------------------------------------------------------------------------
      Growth & Income Portfolio               -22.56%            3.05%           10.51%        1/14/91
 ----------------------------------------------------------------------------------------------------------
      Small Cap Value Portfolio                -6.81%             N/A              N/A          5/2/01
 ----------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS,
   INC. (CLASS I)
 ----------------------------------------------------------------------------------------------------------
      VP Income & Growth Fund                 -19.89%           -0.87%             N/A        10/30/97
 ----------------------------------------------------------------------------------------------------------
      VP International Fund                   -20.89%           -2.42%             N/A          5/2/94
 ----------------------------------------------------------------------------------------------------------
      VP Ultra(R) Fund                        -23.21%             N/A              N/A          5/1/01
 ----------------------------------------------------------------------------------------------------------
      VP Value Fund                            -13.2%            3.22%             N/A          5/1/96
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   PORTFOLIO
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     INCEPTION
 PORTFOLIO                                   12/31/02         12/31/02         12/31/02         DATE
 ----------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS
   II, INC. (CLASS II)
 ----------------------------------------------------------------------------------------------------------
      VP Inflation Protection Fund*              N/A              N/A              N/A        12/31/02
 ----------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS (SERVICE
   SHARES)
 ----------------------------------------------------------------------------------------------------------
      Small Cap Stock Index Portfolio*           N/A              N/A              N/A          5/1/02
 ----------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND, INC. (INITIAL
   SHARES)
 ----------------------------------------------------------------------------------------------------------
      Dreyfus Stock Index Fund, Inc.          -22.87%           -1.53%            8.22%        9/29/89
 ----------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE INVESTMENT FUND
   (INITIAL SHARES)
 ----------------------------------------------------------------------------------------------------------
      Appreciation Portfolio                  -17.25%            1.06%             N/A          4/5/93
 ----------------------------------------------------------------------------------------------------------
      Developing Leaders Portfolio            -19.65%           -0.19%           11.83%        8/31/90
 ----------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES (PRIMARY
   SHARES)
 ----------------------------------------------------------------------------------------------------------
      American Leaders Fund II                -20.73%           -1.01%             N/A         2/10/94
 ----------------------------------------------------------------------------------------------------------
      Capital Appreciation Fund II            -23.46%             N/A              N/A         6/19/00
 ----------------------------------------------------------------------------------------------------------
      Quality Bond Fund II                      8.60%             N/A              N/A         4/22/99
 ----------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
   FUNDS
 ----------------------------------------------------------------------------------------------------------
      Asset Manager(SM) Portfolio
        (Initial Class)                        -9.32%            0.74%            6.29%         9/6/89
 ----------------------------------------------------------------------------------------------------------
      Contrafund(R) Portfolio (Initial
        Class)                                 -9.94%            2.98%             N/A          1/3/95
 ----------------------------------------------------------------------------------------------------------
      Equity-Income Portfolio (Initial
        Class)                                -17.49%           -0.40%            8.99%        10/9/86
 ----------------------------------------------------------------------------------------------------------
      Growth Portfolio (Initial Class)        -30.56%           -1.06%            7.65%        10/9/86
 ----------------------------------------------------------------------------------------------------------
      High Income Portfolio (Initial
        Class)                                  2.77%           -6.70%            2.71%        9/19/85
 ----------------------------------------------------------------------------------------------------------
      Investment Grade Bond Portfolio
        (Initial Class)                         9.63%            6.71%            6.51%        12/5/88
 ----------------------------------------------------------------------------------------------------------
      Mid Cap Portfolio (Service Class)       -10.48%             N/A              N/A         12/8/98
 ----------------------------------------------------------------------------------------------------------
      Overseas Portfolio (Initial Class)      -20.80%           -4.63%            3.94%        1/28/87
 ----------------------------------------------------------------------------------------------------------
      Value Strategies Portfolio
        (Service Class)*                         N/A              N/A              N/A         2/20/02
 ----------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST (CLASS 1)
 ----------------------------------------------------------------------------------------------------------
      Franklin Rising Dividends
        Securities Fund                        -1.95%            4.93%            9.35%        1/27/92
 ----------------------------------------------------------------------------------------------------------
      Franklin Small Cap Value
        Securities Fund                        -9.65%             N/A              N/A          5/1/98
 ----------------------------------------------------------------------------------------------------------
      Templeton Foreign Securities Fund       -18.93%           -2.53%            7.22%         5/1/92
 ----------------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE INSURANCE TRUST
 ----------------------------------------------------------------------------------------------------------
      Dreyfus GVIT Mid Cap Index Fund
        (Class I)                             -15.85%            4.55%             N/A        10/31/97
 ----------------------------------------------------------------------------------------------------------
      Federated GVIT High Income Bond
        Fund (Class I)                          2.56%            0.84%             N/A        10/31/97
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Emerging Markets
        Fund Class I                          -15.78%             N/A              N/A         8/30/00
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Global Financial
        Services Fund (Class I)               -11.97%             N/A              N/A        12/28/01
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   PORTFOLIO
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     INCEPTION
 PORTFOLIO                                   12/31/02         12/31/02         12/31/02         DATE
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Global Health
        Sciences Fund (Class I)               -19.76%             N/A              N/A        12/29/00
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Global Technology
        and Communications Fund (Class
        I)                                    -43.15%             N/A              N/A         6/30/00
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Global Utilities
        Fund (Class I)                        -25.38%             N/A              N/A        12/28/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Investor
        Destinations Aggressive Fund          -19.02%             N/A              N/A        12/12/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Investor
        Destinations Conservative Fund         -0.25%             N/A              N/A        12/12/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Investor
        Destinations Moderate Fund            -10.18%             N/A              N/A        12/12/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Investor
        Destinations Moderately
        Aggressive Fund                       -15.14%             N/A              N/A        12/12/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT Investor
        Destinations Moderately
        Conservative Fund                      -4.77%             N/A              N/A        12/12/01
 ----------------------------------------------------------------------------------------------------------
      Gartmore GVIT US Growth Leaders
        Fund (Class I)                        -24.29%             N/A              N/A        12/31/01
 ----------------------------------------------------------------------------------------------------------
      GVIT Small Cap Growth Fund (Class
        I)                                    -33.72%             N/A              N/A          5/3/99
 ----------------------------------------------------------------------------------------------------------
      Van Kampen GVIT Multi Sector Bond
        Fund (Class I)                          6.51%            3.55%             N/A        10/31/97
 ----------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES (SERVICE SHARES)
 ----------------------------------------------------------------------------------------------------------
      Balanced Portfolio                       -7.28%             N/A              N/A         9/30/93
 ----------------------------------------------------------------------------------------------------------
      Capital Appreciation Portfolio          -16.47%            6.26%             N/A          5/1/97
 ----------------------------------------------------------------------------------------------------------
      Global Technology Portfolio             -41.32%             N/A              N/A         1/18/00
 ----------------------------------------------------------------------------------------------------------
      International Growth Portfolio          -26.24%           -0.59%             N/A          5/2/94
 ----------------------------------------------------------------------------------------------------------
      Risk-Managed Large Cap Core
        Portfolio*                               N/A              N/A              N/A         4/28/03
 ----------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUST
   (INITIAL CLASS)
 ----------------------------------------------------------------------------------------------------------
      Investors Growth Stock Series           -28.02%             N/A              N/A         5/28/99
 ----------------------------------------------------------------------------------------------------------
      Value Series*                              N/A              N/A              N/A          1/2/02
 ----------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN ADVISERS MANAGEMENT
   TRUST
 ----------------------------------------------------------------------------------------------------------
      Fasciano Portfolio (Class S)*              N/A              N/A              N/A         7/12/02
 ----------------------------------------------------------------------------------------------------------
      Limited Maturity Bond Portfolio
        (Class I)                               4.66%            4.58%            4.69%       09/10/84
 ----------------------------------------------------------------------------------------------------------
      Mid Cap Growth Portfolio (Class I)      -29.80%            0.44%             N/A         11/3/97
 ----------------------------------------------------------------------------------------------------------
      Partners Portfolio(2) (Class I)         -24.63%           -4.33%             N/A         3/22/94
 ----------------------------------------------------------------------------------------------------------
      Socially Responsive Portfolio
        (Class I)                             -15.31%             N/A              N/A         2/18/99
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   PORTFOLIO
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     INCEPTION
 PORTFOLIO                                   12/31/02         12/31/02         12/31/02         DATE
 ----------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   (INITIAL CLASS)
 ----------------------------------------------------------------------------------------------------------
      Capital Appreciation Fund/VA            -27.33%            1.64%            9.44%         4/3/85
 ----------------------------------------------------------------------------------------------------------
      Global Securities Fund/VA               -22.64%            4.73%           11.19%       11/12/90
 ----------------------------------------------------------------------------------------------------------
      High Income Fund/VA                      -3.03%           -0.60%            5.99%        4/30/86
 ----------------------------------------------------------------------------------------------------------
      Main Street(R) Fund/VA (formerly
 ----------------------------------------------------------------------------------------------------------
      Main Street(R) Growth & Income
        Fund/ VA)                             -19.32%           -3.87%             N/A          7/5/95
 ----------------------------------------------------------------------------------------------------------
      Main Street(R) Small Cap Fund/VA        -16.29%             N/A              N/A          5/1/98
 ----------------------------------------------------------------------------------------------------------
 PUTNAM VARIABLE TRUST (CLASS 1B)
 ----------------------------------------------------------------------------------------------------------
      Growth & Income Fund                    -19.52%           -1.51%            7.77%         2/1/88
 ----------------------------------------------------------------------------------------------------------
      International Equity Fund               -18.20%            1.64%             N/A          1/2/97
 ----------------------------------------------------------------------------------------------------------
      Voyager Fund                            -27.01%           -2.00%            7.68%         2/1/88
 ----------------------------------------------------------------------------------------------------------
 THE STRIPPED ("ZERO") U.S. TREASURY
   SECURITIES FUND                             10.10%            7.24%            8.37%       10/13/86
 ----------------------------------------------------------------------------------------------------------
 STRONG OPPORTUNITY FUND II, INC.
   (INVESTOR CLASS)
 ----------------------------------------------------------------------------------------------------------
      Strong Opportunity Fund II              -27.03%            2.12%            9.97%         5/8/92
 ----------------------------------------------------------------------------------------------------------
 STRONG VARIABLE INSURANCE FUNDS, INC.
   (INVESTOR CLASS)
 ----------------------------------------------------------------------------------------------------------
      Strong Mid Cap Growth Fund II           -37.95%           -2.79%             N/A        12/31/96
 ----------------------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE INSURANCE TRUST
 ----------------------------------------------------------------------------------------------------------
      Worldwide Bond Portfolio                 20.87%            3.36%            4.06%         9/1/89
 ----------------------------------------------------------------------------------------------------------
      Worldwide Emerging Markets
        Portfolio                              -3.53%           -6.74%             N/A        12/28/95
 ----------------------------------------------------------------------------------------------------------
      Worldwide Hard Assets Portfolio          -3.48%           -4.80%            4.30%         9/1/89
 ----------------------------------------------------------------------------------------------------------
      Worldwide Real Estate Portfolio          -5.10%            0.03%             N/A         6/23/97
 ----------------------------------------------------------------------------------------------------------
 VAN KAMPEN -- THE UNIVERSAL
   INSTITUTIONAL FUNDS, INC. (CLASS 1)
 ----------------------------------------------------------------------------------------------------------
      Core Plus Fixed Income Portfolio          6.63%            6.02%             N/A          1/2/97
 ----------------------------------------------------------------------------------------------------------
      Emerging Markets Debt Portfolio           8.51%            3.74%             N/A         6/16/97
 ----------------------------------------------------------------------------------------------------------
      U.S. Real Estate Portfolio               -1.43%            3.67%             N/A          3/3/97
 ----------------------------------------------------------------------------------------------------------


---------------


* Because the Portfolio was not in existence for one year as of December 31, 2002, performance information is not provided for this Portfolio.



                               STANDARD & POOR'S



"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Gartmore Variable Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").



S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLICA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLICA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of

NLICA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.



S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLICA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                             ADDITIONAL INFORMATION

IMSA

NLICA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners, whose Policy Account Values are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986, as amended. As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Internal Revenue Code of 1986, as amended. For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the

EBS Policies. Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower Federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

SAFEKEEPING OF ACCOUNT ASSETS


NLICA holds the Separate Account's assets physically segregated and apart from the general account. NLICA maintains records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).


POLICY REPORTS

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account Value, the Loan Account Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. At the present time, NLICA plans to send these Policy Statements on a quarterly basis. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking of a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan). An Owner may request that a similar report be prepared at other times. NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

RECORDS

NLICA will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws.

EXPERTS


Our consolidated financial statements as of and for the three month period ended December 31, 2002 and as of and for the nine month period ended September 30, 2002, and the financial statements of the Separate Account as of and for the year ended December 31, 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.



Our consolidated financial statements as of December 31, 2001 and for each of the two years in the period ended December 31, 2001 and the financial statements of the Separate Account for the year ended December 31, 2001 have been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.


Actuarial matters included in the Prospectus and/or SAI have been examined by Scott V. Carney, FSA, MAAA, Senior Vice President and Actuary of NLICA.

ADDITIONAL INFORMATION ABOUT THE COMPANY

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865. NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business. NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it conducts business. NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

The All Pro Broad Equity (formerly Growth), International, Mid Cap Growth (formerly Aggressive Growth), Balanced (formerly Managed), Bond, Zero Coupon Bond, and Money Market Subaccounts were originally established as separate investment accounts under the provisions of Pennsylvania Insurance Law. On April 30, 1999, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount of the Separate Account with the corresponding name, and the Provident Mutual Managed Separate Account ceased to exist. On May 1, 2000, the assets of the Provident Mutual Variable International Separate Account, Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account and Provident Mutual Variable Money Market Separate Account were transferred to corresponding new subaccounts of the Separate Account, as shown in the table below. These separate investment accounts then ceased to exist and the Separate Account changed its name from Provident Mutual Variable Separate Account to Provident Mutual Variable Life Separate Account. On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

NEW SUBACCOUNT                                            FORMER SEPARATE ACCOUNT
--------------                                 ---------------------------------------------
All Pro Broad Equity (formerly Growth)
  Subaccount.................................  Provident Mutual Variable Growth Separate
                                               Account
International Subaccount.....................  Provident Mutual Variable International
                                               Separate Account
Mid Cap Growth (formerly Aggressive Growth)
  Subaccount.................................  Provident Mutual Variable Aggressive Growth
                                               Separate Account
Bond Subaccount..............................  Provident Mutual Variable Bond Separate
                                               Account
Zero Coupon Bond Subaccount..................  Provident Mutual Variable Zero Coupon Bond
                                               Separate Account
Money Market Subaccount......................  Provident Mutual Variable Money Market
                                               Separate Account

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the Prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

FINANCIAL STATEMENTS


This SAI contains the statement of assets and liabilities of the Separate Account as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each year in the two-year period then ended.



Our consolidated balance sheet as of December 31, 2002, and the related consolidated statements of income, shareholder's equity and cash flows for the three month period then ended, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



Our consolidated balance sheets as of September 30, 2002 and December 31, 2001 and the related consolidated statements of operations, changes in equity and cash flows, for the nine month period ended September 30, 2002 and the years ended December 31, 2001 and 2000, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Nationwide Provident VLI Separate Account 1
  Independent Auditors' Report..............................   F-2
  Report of Independent Accountants.........................   F-3
  Statement of Assets and Liabilities, December 31, 2002....   F-4
  Statements of Operations for the Year Ended December 31,
     2002...................................................   F-6
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2002......................................  F-10
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2001......................................  F-14
  Notes to Financial Statements.............................  F-21
Nationwide Life Insurance Company of America and
  Subsidiaries
  Independent Auditors' Report..............................  F-32
  Consolidated Statement of Income for the Three Months
     Ended December 31, 2002................................  F-33
  Consolidated Balance Sheet, December 31, 2002.............  F-34
  Consolidated Statement of Shareholder's Equity for the
     Three Months Ended December 31, 2002...................  F-35
  Consolidated Statement of Cash Flows for the Three Months
     Ended December 31, 2002................................  F-36
  Notes to Consolidated Financial Statements................  F-37
Provident Mutual Life Insurance Company and Subsidiaries
  Independent Auditors' Report..............................  F-68
  Report of Independent Accountants.........................  F-69
  Consolidated Balance Sheets, as of September 30, 2002 and
     December 31, 2001......................................  F-70
  Consolidated Statements of Operations for the Nine Months
     Ended September 30, 2002 and Years Ended December 31,
     2001 and 2000..........................................  F-71
  Consolidated Statements of Changes in Equity for the Nine
     Months Ended September 30, 2002 and Years Ended
     December 31, 2001 and 2000.............................  F-72
  Consolidated Statements of Cash Flows for the Nine Months
     Ended September 30, 2002 and Years Ended December 31,
     2001 and 2000..........................................  F-73
  Notes to Consolidated Financial Statements................  F-74

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, Pennsylvania
March 31, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Nationwide Provident VLI Separate Account 1:

In our opinion, the statement of changes in net assets and financial highlights for the year ended December 31, 2001 present fairly, in all material respects, the changes in net assets and financial highlights of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note
1)(collectively, "the Account")(formerly named Provident Mutual Variable Life Separate Account) for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Account's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2002

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Market Street Fund:
  All Pro Broad Equity Portfolio............................  12,412,817   $201,049,629   $  126,734,858
  Money Market Portfolio....................................  61,191,310   $ 61,191,310   $   61,191,310
  Bond Portfolio............................................   2,132,033   $ 22,837,339   $   24,390,454
  Balanced Portfolio........................................   2,686,482   $ 41,852,476   $   33,392,975
  Mid Cap Growth Portfolio..................................   3,291,539   $ 67,263,116   $   50,887,187
  International Portfolio...................................   4,411,736   $ 57,074,859   $   43,455,597
  All Pro Large Cap Growth Portfolio........................   2,871,112   $ 31,701,302   $   18,576,096
  All Pro Large Cap Value Portfolio.........................   1,977,202   $ 18,768,911   $   16,292,142
  All Pro Small Cap Growth Portfolio........................   2,656,100   $ 41,686,709   $   20,425,412
  All Pro Small Cap Value Portfolio.........................   2,914,838   $ 27,021,159   $   22,269,360
  Equity 500 Index Portfolio................................  23,973,039   $226,473,143   $  149,591,761
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series...............................................  17,467,130   $ 13,122,651   $   16,501,023
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio...................................   6,238,402   $142,579,624   $  113,289,377
  Growth Portfolio..........................................   6,664,708   $262,700,024   $  156,220,746
  High Income Portfolio.....................................   2,722,083   $ 17,329,019   $   16,141,950
  Overseas Portfolio........................................   3,236,871   $ 62,604,781   $   35,540,840
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................   3,395,557   $ 54,183,798   $   43,293,358
  Investment Grade Bond Portfolio...........................   3,276,491   $ 40,998,588   $   44,887,926
  Contrafund Portfolio......................................   4,463,687   $102,914,878   $   80,792,726
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................   1,350,951   $ 17,721,496   $   18,237,844
  Partners Portfolio........................................   1,819,838   $ 31,470,725   $   20,746,155
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     623,782   $  6,439,475   $    7,148,544
  Van Eck Worldwide Hard Assets Portfolio...................     332,401   $  3,639,535   $    3,423,735
  Van Eck Worldwide Emerging Markets Portfolio..............   1,794,606   $ 18,902,064   $   14,159,444
  Van Eck Worldwide Real Estate Portfolio...................     341,671   $  3,566,899   $    3,440,622
Alger American Fund:
  Alger American Small Capitalization Portfolio.............   1,753,820   $ 44,052,681   $   21,414,138
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     559,416   $  9,464,768   $    5,722,825
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     445,989   $  8,567,195   $    6,185,861
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................      53,986   $  1,688,929   $    1,553,716
American Century Variable Portfolios, Inc.:
  VP International Portfolio................................     144,116   $    847,538   $      750,842
  VP Ultra Portfolio........................................      35,080   $    277,294   $      257,838
  VP Value Portfolio........................................     297,018   $  1,908,338   $    1,817,752
Janus Aspen Series:
  Capital Appreciation Portfolio............................      22,951   $    413,863   $      395,676
  International Growth Portfolio............................      12,827   $    233,804   $      220,367
  Global Technology Portfolio...............................      71,177   $    185,033   $      171,537

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2002

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
  Capital Appreciation Fund VA..............................      24,708   $    676,269   $      657,721
  Global Securities Fund VA.................................      40,072   $    729,200   $      709,269
  Main Street Growth & Income Fund VA.......................      38,100   $    611,994   $      583,694
                                                                                          --------------
  Total Investments.........................................                              $1,181,472,678
  Accounts Receivable.......................................                                     218,683
                                                                                          --------------
  Total Assets..............................................                              $1,181,691,361
  Accounts Payable..........................................                                          19
                                                                                          --------------
  Net Assets................................................                              $1,181,691,342
                                                                                          ==============
  Policyholders' Equity.....................................                              $1,180,920,499
  Attributable to Nationwide Life Insurance Company of
    America.................................................                                     770,843
                                                                                          --------------
                                                                                          $1,181,691,342
                                                                                          ==============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                     ALL PRO
                                                      BROAD         MONEY                                  MID CAP
                                                     EQUITY        MARKET        BOND       BALANCED        GROWTH
                                      TOTAL         PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................  $  18,295,710   $  1,430,014    $765,484    $  907,828   $ 1,121,681             --
EXPENSES
Mortality and expense risks.....      9,025,087        947,913     405,761       145,685       236,301   $    407,073
Operating expense
 reimbursement..................        (28,551)       (23,606)     (1,913)       (3,032)           --             --
                                  -------------   ------------    --------    ----------   -----------   ------------
Total expenses..................      8,996,536        924,307     403,848       142,653       236,301        407,073
                                  -------------   ------------    --------    ----------   -----------   ------------
Net investment income (loss)....      9,299,174        505,707     361,636       765,175       885,380       (407,073)
                                  -------------   ------------    --------    ----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested.....................     22,022,163     17,768,466          --            --            --        310,203
Net realized (loss) gain from
 redemption of investment
 shares.........................    (41,878,111)    (4,409,129)         --        78,026        13,656       (454,454)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net realized gain (loss) on
 investments....................    (19,855,948)    13,359,337          --        78,026        13,656       (144,251)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year..............   (206,968,257)   (19,840,421)         --       624,189    (3,300,840)    (1,420,355)
 End of year....................   (463,277,738)   (74,314,771)         --     1,553,115    (8,459,501)   (16,375,929)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments
 during the year................   (256,309,481)   (54,474,350)         --       928,926    (5,158,661)   (14,955,574)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net realized and unrealized
 (loss) gain on investments.....   (276,165,429)   (41,115,013)         --     1,006,952    (5,145,005)   (15,099,825)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net (decrease) increase in net
 assets resulting from
 operations.....................  $(266,866,255)  $(40,609,306)   $361,636    $1,772,127   $(4,259,625)  $(15,506,898)
                                  =============   ============    ========    ==========   ===========   ============

                                                    ALL PRO        ALL PRO       ALL PRO        ALL PRO
                                                   LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP     EQUITY 500
                                  INTERNATIONAL      GROWTH         VALUE         GROWTH         VALUE         INDEX
                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
INVESTMENT INCOME
Dividends.......................  $    514,709              --   $   392,637             --   $ 1,640,567   $  2,066,311
EXPENSES
Mortality and expense risks.....       332,823    $    147,431       114,507   $    172,135       162,009      1,204,265
Operating expense
 reimbursement..................            --              --            --             --            --             --
                                  ------------    ------------   -----------   ------------   -----------   ------------
Total expenses..................       332,823         147,431       114,507        172,135       162,009      1,204,265
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net investment income (loss)....       181,886        (147,431)      278,130       (172,135)    1,478,558        862,046
                                  ------------    ------------   -----------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested.....................            --              --            --             --       855,077             --
Net realized (loss) gain from
 redemption of investment
 shares.........................      (551,336)     (2,374,724)     (338,236)    (1,835,268)      387,223     (7,369,309)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net realized gain (loss) on
 investments....................      (551,336)     (2,374,724)     (338,236)    (1,835,268)    1,242,300     (7,369,309)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year..............    (8,200,329)     (8,524,824)       91,723    (11,997,704)    2,618,796    (38,529,607)
 End of year....................   (13,619,262)    (13,125,206)   (2,476,769)   (21,261,297)   (4,751,799)   (76,881,382)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments
 during the year................    (5,418,933)     (4,600,382)   (2,568,492)    (9,263,593)   (7,370,595)   (38,351,775)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net realized and unrealized
 (loss) gain on investments.....    (5,970,269)     (6,975,106)   (2,906,728)   (11,098,861)   (6,128,295)   (45,721,084)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets resulting from
 operations.....................  $ (5,788,383)   $ (7,122,537)  $(2,628,598)  $(11,270,996)  $(4,649,737)  $(44,859,038)
                                  ============    ============   ===========   ============   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     ZERO COUPON                                    FIDELITY                      FIDELITY
                                        BOND         FIDELITY        FIDELITY         HIGH         FIDELITY        ASSET
                                     2006 SERIES   EQUITY-INCOME      GROWTH         INCOME        OVERSEAS       MANAGER
                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................          --    $  2,170,590    $     473,731   $ 1,664,611   $    340,416   $  1,874,627
EXPENSES
Mortality and expense risks........  $  136,760         893,128        1,322,977       104,233        300,605        334,959
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net investment (loss) income.......    (136,760)      1,277,462         (849,246)    1,560,378         39,811      1,539,668
                                     ----------    ------------    -------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Capital gain distributions
  reinvested.......................          --       2,954,414               --            --             --             --
Net realized gain (loss) from
  redemption of investment
  shares...........................     603,072         130,856       (1,589,487)   (4,234,411)    (3,300,402)    (1,732,845)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net realized gain (loss) on
  investments......................     603,072       3,085,270       (1,589,487)   (4,234,411)    (3,300,402)    (1,732,845)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................   2,380,730        (528,037)     (39,045,767)   (4,323,012)   (20,762,878)    (6,094,256)
  End of year......................   3,378,372     (29,290,247)    (106,479,278)   (1,187,069)   (27,063,941)   (10,890,440)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     997,642     (28,762,210)     (67,433,511)    3,135,943     (6,301,063)    (4,796,184)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net realized and unrealized gain
  (loss) on investments............   1,600,714     (25,676,940)     (69,022,998)   (1,098,468)    (9,601,465)    (6,529,029)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $1,463,954    $(24,399,478)   $ (69,872,244)  $   461,910   $ (9,561,654)  $ (4,989,361)
                                     ==========    ============    =============   ===========   ============   ============

                                      FIDELITY
                                     INVESTMENT     FIDELITY
                                     GRADE BOND    CONTRAFUND
                                     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $1,308,049   $    719,687
EXPENSES
Mortality and expense risks........    270,056         620,376
                                     ----------   ------------
Net investment (loss) income.......  1,037,993          99,311
                                     ----------   ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Capital gain distributions
  reinvested.......................         --              --
Net realized gain (loss) from
  redemption of investment
  shares...........................     61,351        (253,282)
                                     ----------   ------------
Net realized gain (loss) on
  investments......................     61,351        (253,282)
                                     ----------   ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................  1,396,797     (13,190,335)
  End of year......................  3,889,338     (22,122,152)
                                     ----------   ------------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................  2,492,541      (8,931,817)
                                     ----------   ------------
Net realized and unrealized gain
  (loss) on investments............  2,553,892      (9,185,099)
                                     ----------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $3,591,885   $ (9,085,788)
                                     ==========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                              VAN ECK
                                   NEUBERGER       NEUBERGER      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK
                                 BERMAN LIMITED      BERMAN      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE
                                 MATURITY BOND      PARTNERS        BOND      HARD ASSETS     MARKETS     REAL ESTATE
                                   PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................      $601,883      $    133,461           --    $  27,538    $    24,294    $  67,500
EXPENSES
Mortality and expense risks...       102,264           176,205   $   41,916       24,622        104,114       20,880
                                    --------      ------------   ----------    ---------    -----------    ---------
Net investment income
 (loss).......................       499,619           (42,744)     (41,916)       2,916        (79,820)      46,620
                                    --------      ------------   ----------    ---------    -----------    ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested...................            --                --           --           --             --           --
Net realized (loss) gain from
 redemption of investment
 shares.......................       (16,260)       (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
                                    --------      ------------   ----------    ---------    -----------    ---------
Net realized (loss) gain on
 investments..................       (16,260)       (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
                                    --------      ------------   ----------    ---------    -----------    ---------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year............       326,161        (5,521,743)    (663,508)     (63,279)    (4,178,208)     172,118
 End of year..................       516,348       (10,724,570)     709,069     (215,800)    (4,742,620)    (126,277)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net unrealized appreciation
 (depreciation) of investments
 during the year..............       190,187        (5,202,827)   1,372,577     (152,521)      (564,412)    (298,395)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net realized and unrealized
 gain (loss) on investments...       173,927        (6,986,000)   1,201,981     (180,693)      (767,142)    (265,196)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net increase (decrease) in net
 assets resulting from
 operations...................      $673,546      $ (7,028,744)  $1,160,065    $(177,777)   $  (846,962)   $(218,576)
                                    ========      ============   ==========    =========    ===========    =========


                                ALGER AMERICAN       STRONG         STRONG
                                    SMALL           MID-CAP       OPPORTUNITY     DREYFUS
                                CAPITALIZATION   GROWTH FUND II     FUND II     APPRECIATION
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................             --              --     $    29,144    $  19,087
EXPENSES
Mortality and expense risks...   $    187,486     $    47,698          43,226        4,688
                                 ------------     -----------     -----------    ---------
Net investment income
 (loss).......................       (187,486)        (47,698)        (14,082)      14,399
                                 ------------     -----------     -----------    ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested...................             --              --         134,003           --
Net realized (loss) gain from
 redemption of investment
 shares.......................     (9,800,154)     (2,078,048)       (579,756)     (12,942)
                                 ------------     -----------     -----------    ---------
Net realized (loss) gain on
 investments..................     (9,800,154)     (2,078,048)       (445,753)     (12,942)
                                 ------------     -----------     -----------    ---------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year............    (24,791,034)     (2,658,078)       (944,556)          --
 End of year..................    (22,638,543)     (3,741,943)     (2,381,334)    (135,213)
                                 ------------     -----------     -----------    ---------
Net unrealized appreciation
 (depreciation) of investments
 during the year..............      2,152,491      (1,083,865)     (1,436,778)    (135,213)
                                 ------------     -----------     -----------    ---------
Net realized and unrealized
 gain (loss) on investments...     (7,647,663)     (3,161,913)     (1,882,531)    (148,155)
                                 ------------     -----------     -----------    ---------
Net increase (decrease) in net
 assets resulting from
 operations...................   $ (7,835,149)    $(3,209,611)    $(1,896,613)   $(133,756)
                                 ============     ===========     ===========    =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                         AMERICAN       AMERICAN    AMERICAN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                         CENTURY         CENTURY     CENTURY      CAPITAL      INTERNATIONAL     GLOBAL
                                     VP INTERNATIONAL   VP ULTRA    VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                        PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................            --       $    458           --     $    537       $    866             --
EXPENSES
Mortality and expense risks........     $   2,129            398    $   5,440          750            398       $    214
                                        ---------       --------    ---------     --------       --------       --------
Net investment (loss) income.......        (2,129)            60       (5,440)        (213)           468           (214)
                                        ---------       --------    ---------     --------       --------       --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................            --             --           --           --             --             --
Net realized loss from redemption
  of investment shares.............        (6,486)        (1,611)     (31,269)        (799)        (1,704)        (7,795)
                                        ---------       --------    ---------     --------       --------       --------
Net realized loss on investments...        (6,486)        (1,611)     (31,269)        (799)        (1,704)        (7,795)
                                        ---------       --------    ---------     --------       --------       --------
Net unrealized depreciation of
  investments:
  Beginning of year................            --             --           --           --             --             --
  End of year......................       (96,696)       (19,456)     (90,586)     (18,187)       (13,437)       (13,496)
                                        ---------       --------    ---------     --------       --------       --------
Net unrealized depreciation of
  investments during the year......       (96,696)       (19,456)     (90,586)     (18,187)       (13,437)       (13,496)
                                        ---------       --------    ---------     --------       --------       --------
Net realized and unrealized loss on
  investments......................      (103,182)       (21,067)    (121,855)     (18,986)       (15,141)       (21,291)
                                        ---------       --------    ---------     --------       --------       --------
Net decrease in net assets
  resulting from operations........     $(105,311)      $(21,007)   $(127,295)    $(19,199)      $(14,673)      $(21,505)
                                        =========       ========    =========     ========       ========       ========

                                                                  OPPENHEIMER
                                     OPPENHEIMER    OPPENHEIMER   MAIN STREET
                                       CAPITAL        GLOBAL       GROWTH &
                                     APPRECIATION   SECURITIES      INCOME
                                       FUND VA        FUND VA       FUND VA
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................          --            --            --
EXPENSES
Mortality and expense risks........    $  1,262      $  1,260      $  1,140
                                       --------      --------      --------
Net investment (loss) income.......      (1,262)       (1,260)       (1,140)
                                       --------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................          --            --            --
Net realized loss from redemption
  of investment shares.............      (8,609)      (10,809)       (1,698)
                                       --------      --------      --------
Net realized loss on investments...      (8,609)      (10,809)       (1,698)
                                       --------      --------      --------
Net unrealized depreciation of
  investments:
  Beginning of year................          --            --            --
  End of year......................     (18,548)      (19,931)      (28,300)
                                       --------      --------      --------
Net unrealized depreciation of
  investments during the year......     (18,548)      (19,931)      (28,300)
                                       --------      --------      --------
Net realized and unrealized loss on
  investments......................     (27,157)      (30,740)      (29,998)
                                       --------      --------      --------
Net decrease in net assets
  resulting from operations........    $(28,419)     $(32,000)     $(31,138)
                                       ========      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                   ALL PRO
                                                    BROAD          MONEY                                     MID CAP
                                                    EQUITY         MARKET         BOND        BALANCED        GROWTH
                                    TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $    9,299,174   $    505,707   $    361,636   $   765,175   $   885,380   $   (407,073)
Net realized gain (loss) on
 investments..................     (19,855,948)    13,359,337             --        78,026        13,656       (144,251)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (256,309,481)   (54,474,350)            --       928,926    (5,158,661)   (14,955,574)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (266,866,255)   (40,609,306)       361,636     1,772,127    (4,259,625)   (15,506,898)
                                --------------   ------------   ------------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     251,305,454     15,780,475     32,915,846     3,030,605     4,107,701      8,327,985
Cost of insurance and
 administrative charges.......    (115,645,488)    (8,680,676)    (6,998,330)   (1,696,488)   (2,646,018)    (4,195,799)
Surrenders and forfeitures....     (71,234,530)   (10,258,896)    (4,959,434)   (1,123,404)   (3,709,361)    (3,770,625)
Transfers between portfolios
 and the Guaranteed Account...     (11,208,436)    (3,715,277)   (11,918,117)    2,720,922      (660,020)      (864,854)
Net repayments (withdrawals)
 due to policy loans..........         514,614      1,160,759       (572,623)        5,222       715,336         (7,748)
Withdrawals due to death
 benefits.....................      (2,537,677)      (327,200)      (171,919)      (64,587)     (162,174)       (29,528)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................      51,193,937     (6,040,815)     8,295,423     2,872,270    (2,354,536)      (540,569)
                                --------------   ------------   ------------   -----------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............         425,000         55,000        (25,000)           --       (75,000)      (240,000)
                                --------------   ------------   ------------   -----------   -----------   ------------
Total (decrease) increase in
 net assets...................    (215,247,318)   (46,595,121)     8,632,059     4,644,397    (6,689,161)   (16,287,467)
NET ASSETS
 Beginning of year............   1,396,938,660    173,246,737     52,725,992    19,730,882    40,058,015     67,184,654
                                --------------   ------------   ------------   -----------   -----------   ------------
 End of year..................  $1,181,691,342   $126,651,616   $ 61,358,051   $24,375,279   $33,368,854   $ 50,897,187
                                ==============   ============   ============   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units..............       5,153,584        236,914        269,157        64,511        81,562        122,909
                                --------------   ------------   ------------   -----------   -----------   ------------
 Net unit purchases/(sales)...         438,629         (6,873)        42,703        12,895        (7,477)         5,220
                                --------------   ------------   ------------   -----------   -----------   ------------
 Ending units.................       5,592,213        230,041        311,860        77,406        74,085        128,129
                                ==============   ============   ============   ===========   ===========   ============

                                                  ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                 LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP     EQUITY 500
                                INTERNATIONAL     GROWTH         VALUE         GROWTH         VALUE         INDEX
                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------  -------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................   $   181,886    $  (147,431)  $   278,130   $   (172,135)  $ 1,478,558   $    862,046
Net realized gain (loss) on
 investments..................      (551,336)    (2,374,724)     (338,236)    (1,835,268)    1,242,300     (7,369,309)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (5,418,933)    (4,600,382)   (2,568,492)    (9,263,593)   (7,370,595)   (38,351,775)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (5,788,383)    (7,122,537)   (2,628,598)   (11,270,996)   (4,649,737)   (44,859,038)
                                 -----------    -----------   -----------   ------------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     6,525,872      5,788,010     4,073,269      5,825,939     4,462,625     36,781,552
Cost of insurance and
 administrative charges.......    (3,413,936)    (2,558,029)   (1,661,442)    (2,531,956)   (1,784,811)   (17,937,092)
Surrenders and forfeitures....    (2,539,731)      (827,906)     (535,543)    (1,060,732)     (765,876)    (6,653,201)
Transfers between portfolios
 and the Guaranteed Account...     1,328,462       (197,348)    3,070,548        189,766     6,173,794     (7,076,229)
Net repayments (withdrawals)
 due to policy loans..........       103,832         17,580      (169,652)       (29,065)     (125,205)      (583,187)
Withdrawals due to death
 benefits.....................      (100,964)       (58,006)      (48,686)       (22,400)      (43,117)      (164,952)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................     1,903,535      2,164,301     4,728,494      2,371,552     7,917,410      4,366,891
                                 -----------    -----------   -----------   ------------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............       (40,000)       (50,000)           --             --            --        110,000
                                 -----------    -----------   -----------   ------------   -----------   ------------
Total (decrease) increase in
 net assets...................    (3,924,848)    (5,008,236)    2,099,896     (8,899,444)    3,267,673    (40,382,147)
NET ASSETS
 Beginning of year............    47,390,445     23,584,313    14,192,246     29,324,856    19,001,687    190,033,908
                                 -----------    -----------   -----------   ------------   -----------   ------------
 End of year..................   $43,465,597    $18,576,077   $16,292,142   $ 20,425,412   $22,269,360   $149,651,761
                                 ===========    ===========   ===========   ============   ===========   ============
CHANGES IN UNITS
 Beginning units..............       167,840        201,761       114,833        179,808       137,067        522,091
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Net unit purchases/(sales)...         9,151         22,540        41,562         25,491        58,981         21,373
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Ending units.................       176,991        224,301       156,395        205,299       196,048        543,464
                                 ===========    ===========   ===========   ============   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     ZERO COUPON                                   FIDELITY                     FIDELITY
                                        BOND         FIDELITY        FIDELITY        HIGH         FIDELITY        ASSET
                                     2006 SERIES   EQUITY-INCOME      GROWTH        INCOME        OVERSEAS       MANAGER
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (136,760)   $  1,277,462    $   (849,246)  $ 1,560,378   $     39,811   $ 1,539,668
Net realized gain (loss) on
  investments......................     603,072       3,085,270      (1,589,487)   (4,234,411)    (3,300,402)   (1,732,845)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     997,642     (28,762,210)    (67,433,511)    3,135,943     (6,301,063)   (4,796,184)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets from operations...........   1,463,954     (24,399,478)    (69,872,244)      461,910     (9,561,654)   (4,989,361)
                                     -----------   ------------    ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........   1,418,166      20,378,773      36,934,007     2,612,342      8,365,048     7,401,061
Cost of insurance and
  administrative charges...........  (1,146,730)    (10,755,120)    (18,290,371)   (1,546,608)    (3,664,594)   (4,053,037)
Surrenders and forfeitures.........    (859,365)     (6,670,778)     (9,801,803)   (1,298,930)    (2,728,405)   (4,444,716)
Transfers between portfolios and
  the Guaranteed Account...........   1,535,883      (1,413,607)    (10,036,976)     (105,368)    (3,499,593)   (1,845,153)
Net (withdrawals) repayments due to
  policy loans.....................     (65,585)       (112,706)        645,226       178,740        (18,668)      220,414
Withdrawals due to death
  benefits.........................    (173,645)       (229,926)       (269,129)      (24,260)      (100,583)      (80,324)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................     708,724       1,196,636        (819,046)     (184,084)    (1,646,795)   (2,801,755)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................          --         100,000         145,000            --             --        20,000
                                     -----------   ------------    ------------   -----------   ------------   -----------
Total increase (decrease) in net
  assets...........................   2,172,678     (23,102,842)    (70,546,290)      277,826    (11,208,449)   (7,771,116)
NET ASSETS
  Beginning of year................  14,257,825     136,442,219     226,837,036    15,864,124     46,749,289    51,084,474
                                     -----------   ------------    ------------   -----------   ------------   -----------
  End of year......................  $16,430,503   $113,339,377    $156,290,746   $16,141,950   $ 35,540,840   $43,313,358
                                     ===========   ============    ============   ===========   ============   ===========
CHANGES IN UNITS
  Beginning units..................      35,035         387,152         607,695       109,702        267,505       190,658
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Net unit purchases/(sales).......       2,234           2,366           1,785           331        (10,353)      (16,575)
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Ending units.....................      37,269         389,518         609,480       110,033        257,152       174,083
                                     ===========   ============    ============   ===========   ============   ===========

                                      FIDELITY
                                     INVESTMENT
                                        GRADE       FIDELITY
                                        BOND       CONTRAFUND
                                      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ 1,037,993   $    99,311
Net realized gain (loss) on
  investments......................       61,351      (253,282)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    2,492,541    (8,931,817)
                                     -----------   -----------
Net increase (decrease) in net
  assets from operations...........    3,591,885    (9,085,788)
                                     -----------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    6,317,270    16,218,828
Cost of insurance and
  administrative charges...........   (3,096,533)   (7,918,056)
Surrenders and forfeitures.........   (1,459,380)   (3,077,310)
Transfers between portfolios and
  the Guaranteed Account...........    7,342,591    (4,996,928)
Net (withdrawals) repayments due to
  policy loans.....................     (358,375)     (298,795)
Withdrawals due to death
  benefits.........................      (99,362)     (122,446)
                                     -----------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................    8,646,211      (194,707)
                                     -----------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................       50,000        50,000
                                     -----------   -----------
Total increase (decrease) in net
  assets...........................   12,288,096    (9,230,495)
NET ASSETS
  Beginning of year................   32,599,830    90,048,221
                                     -----------   -----------
  End of year......................  $44,887,926   $80,817,726
                                     ===========   ===========
CHANGES IN UNITS
  Beginning units..................      155,692       393,535
                                     -----------   -----------
  Net unit purchases/(sales).......       44,862          (825)
                                     -----------   -----------
  Ending units.....................      200,554       392,710
                                     ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                               VAN ECK
                                     NEUBERGER       NEUBERGER     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK
                                   BERMAN LIMITED     BERMAN      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE
                                   MATURITY BOND     PARTNERS        BOND      HARD ASSETS     MARKETS     REAL ESTATE
                                     PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   499,619     $   (42,744)  $  (41,916)  $    2,916    $   (79,820)  $   46,620
Net realized (loss) gain on
 investments.....................       (16,260)     (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
Net unrealized appreciation
 (depreciation) of investments
 during the year.................       190,187      (5,202,827)   1,372,577     (152,521)      (564,412)    (298,395)
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets from operations..........       673,546      (7,028,744)   1,160,065     (177,777)      (846,962)    (218,576)
                                    -----------     -----------   ----------   ----------    -----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     2,316,505       4,122,659      960,583      648,919      3,026,799      674,672
Cost of insurance and
 administrative charges..........    (1,220,184)     (2,340,477)    (503,436)    (308,882)    (1,469,579)    (294,088)
Surrenders and forfeitures.......      (954,052)     (1,158,081)    (414,150)    (178,670)      (600,243)     (83,104)
Transfers between portfolios and
 the Guaranteed Account..........     4,929,055      (1,373,430)   1,007,409      159,452        931,877    1,215,554
Net (withdrawals) repayments due
 to policy loans.................      (174,870)        (26,487)      (4,669)       4,841         55,564      (28,974)
Withdrawals due to death
 benefits........................       (31,125)        (98,653)     (37,328)      (5,241)       (11,496)          --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     4,865,329        (874,469)   1,008,409      320,419      1,932,922    1,484,060
                                    -----------     -----------   ----------   ----------    -----------   ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...            --         (50,000)          --           --         50,000           --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Total increase (decrease) in net
 assets..........................     5,538,875      (7,953,213)   2,168,474      142,642      1,135,960    1,265,484
NET ASSETS
 Beginning of year...............    12,698,969      28,699,368    4,980,070    3,281,093     13,023,484    2,175,138
                                    -----------     -----------   ----------   ----------    -----------   ----------
 End of year.....................   $18,237,844     $20,746,155   $7,148,544   $3,423,735    $14,159,444   $3,440,622
                                    ===========     ===========   ==========   ==========    ===========   ==========
CHANGES IN UNITS
 Beginning units.................        68,541         214,138       28,511       22,751        131,732       15,812
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Net unit purchases/(sales)......        23,136          (6,364)       6,848          974          6,484       11,325
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Ending units....................        91,677         207,774       35,359       23,725        138,216       27,137
                                    ===========     ===========   ==========   ==========    ===========   ==========


                                   ALGER AMERICAN       STRONG         STRONG
                                       SMALL           MID-CAP       OPPORTUNITY     DREYFUS
                                   CAPITALIZATION   GROWTH FUND II     FUND II     APPRECIATION
                                     PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $  (187,486)     $   (47,698)    $   (14,082)   $   14,399
Net realized (loss) gain on
 investments.....................    (9,800,154)      (2,078,048)       (445,753)      (12,942)
Net unrealized appreciation
 (depreciation) of investments
 during the year.................     2,152,491       (1,083,865)     (1,436,778)     (135,213)
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets from operations..........    (7,835,149)      (3,209,611)     (1,896,613)     (133,756)
                                    -----------      -----------     -----------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     6,429,053        2,852,936       1,844,267       225,207
Cost of insurance and
 administrative charges..........    (2,893,511)      (1,013,482)       (660,541)      (95,191)
Surrenders and forfeitures.......      (967,387)        (154,979)       (101,955)      (30,828)
Transfers between portfolios and
 the Guaranteed Account..........    (2,685,603)          62,964       1,811,584     1,565,184
Net (withdrawals) repayments due
 to policy loans.................        68,290          (48,224)        (17,374)       (1,900)
Withdrawals due to death
 benefits........................       (45,351)          (3,554)        (11,721)           --
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................       (94,509)       1,695,661       2,864,260     1,662,472
                                    -----------      -----------     -----------    ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...        50,000           25,000              --        25,000
                                    -----------      -----------     -----------    ----------
Total increase (decrease) in net
 assets..........................    (7,879,658)      (1,488,950)        967,647     1,553,716
NET ASSETS
 Beginning of year...............    29,293,796        7,211,775       5,218,214            --
                                    -----------      -----------     -----------    ----------
 End of year.....................   $21,414,138      $ 5,722,825     $ 6,185,861    $1,553,716
                                    ===========      ===========     ===========    ==========
CHANGES IN UNITS
 Beginning units.................       265,962          113,277          47,433            --
                                    -----------      -----------     -----------    ----------
 Net unit purchases/(sales)......         2,948           37,485          34,653        16,212
                                    -----------      -----------     -----------    ----------
 Ending units....................       268,910          150,762          82,086        16,212
                                    ===========      ===========     ===========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                       AMERICAN      AMERICAN     AMERICAN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                      CENTURY VP      CENTURY     CENTURY       CAPITAL      INTERNATIONAL     GLOBAL
                                     INTERNATIONAL   VP ULTRA     VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $ (2,129)     $     60    $   (5,440)    $   (213)       $    468      $   (214)
Net realized loss on investments...      (6,486)       (1,611)      (31,269)        (799)         (1,704)       (7,795)
Net unrealized depreciation of
  investments during the year......     (96,696)      (19,456)      (90,586)     (18,187)        (13,437)      (13,496)
                                       --------      --------    ----------     --------        --------      --------
Net decrease in net assets from
  operations.......................    (105,311)      (21,007)     (127,295)     (19,199)        (14,673)      (21,505)
                                       --------      --------    ----------     --------        --------      --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     109,527         8,620       251,743       93,992          69,923        29,605
Cost of insurance and
  administrative charges...........     (46,453)       (8,867)     (100,218)     (15,164)        (10,825)       (5,873)
Surrenders and forfeitures.........     (14,799)          (54)      (30,096)         (97)           (302)           --
Transfers between portfolios and
  the Guaranteed Account...........     783,119       254,146     1,800,151      311,469         151,561       145,276
Net repayments (withdrawals) due to
  policy loans.....................        (241)           --        (1,533)        (325)           (317)         (966)
                                       --------      --------    ----------     --------        --------      --------
Net increase in net assets derived
  from policy transactions.........     831,153       253,845     1,920,047      389,875         210,040       168,042
                                       --------      --------    ----------     --------        --------      --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................      25,000        25,000        25,000       25,000          25,000        25,000
                                       --------      --------    ----------     --------        --------      --------
Total increase in net assets.......     750,842       257,838     1,817,752      395,676         220,367       171,537
NET ASSETS
  Beginning of year................          --            --            --           --              --            --
                                       --------      --------    ----------     --------        --------      --------
  End of year......................    $750,842      $257,838    $1,817,752     $395,676        $220,367      $171,537
                                       ========      ========    ==========     ========        ========      ========
CHANGES IN UNITS
  Beginning units..................          --            --            --           --              --            --
                                       --------      --------    ----------     --------        --------      --------
  Net unit purchases...............       8,088         2,150        17,209        3,192           2,439         2,052
                                       --------      --------    ----------     --------        --------      --------
  Ending units.....................       8,088         2,150        17,209        3,192           2,439         2,052
                                       ========      ========    ==========     ========        ========      ========

                                     OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                       CAPITAL        GLOBAL        MAIN STREET
                                     APPRECIATION   SECURITIES    GROWTH & INCOME
                                       FUND VA        FUND VA         FUND VA
                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $ (1,262)     $ (1,260)       $ (1,140)
Net realized loss on investments...      (8,609)      (10,809)         (1,698)
Net unrealized depreciation of
  investments during the year......     (18,548)      (19,931)        (28,300)
                                       --------      --------        --------
Net decrease in net assets from
  operations.......................     (28,419)      (32,000)        (31,138)
                                       --------      --------        --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     155,715       100,943         118,412
Cost of insurance and
  administrative charges...........     (30,916)      (24,195)        (27,980)
Surrenders and forfeitures.........        (245)          (93)              1
Transfers between portfolios and
  the Guaranteed Account...........     539,319       650,582         499,399
Net repayments (withdrawals) due to
  policy loans.....................      (2,733)      (10,968)             --
                                       --------      --------        --------
Net increase in net assets derived
  from policy transactions.........     661,140       716,269         589,832
                                       --------      --------        --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................      25,000        25,000          25,000
                                       --------      --------        --------
Total increase in net assets.......     657,721       709,269         583,694
NET ASSETS
  Beginning of year................          --            --              --
                                       --------      --------        --------
  End of year......................    $657,721      $709,269        $583,694
                                       ========      ========        ========
CHANGES IN UNITS
  Beginning units..................          --            --              --
                                       --------      --------        --------
  Net unit purchases...............       6,684         8,173           5,550
                                       --------      --------        --------
  Ending units.....................       6,684         8,173           5,550
                                       ========      ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                         **ALL PRO        MONEY                                    **MID CAP
                                        BROAD EQUITY      MARKET         BOND       **BALANCED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.................  $ 3,602,182    $  1,336,639   $   864,925   $ 1,301,841   $  8,872,239   $  1,696,213
Net realized gain on investments......   18,452,815                         2,438     2,793,564      7,759,490      2,786,718
Net unrealized (depreciation)
  appreciation of investments during
  the year............................  (49,714,492)                      257,181    (7,431,302)   (19,415,191)   (11,277,324)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net increase (decrease) in net assets
  from operations.....................  (27,659,495)      1,336,639     1,124,544    (3,335,897)    (2,783,462)    (6,794,393)
                                        ------------   ------------   -----------   -----------   ------------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........   17,443,741      52,802,510     2,776,563     4,471,235      7,996,366      6,749,925
Cost of insurance and administrative
  charges.............................   (9,098,987)     (6,371,514)   (1,298,060)   (2,589,297)    (3,877,243)    (3,177,886)
Surrenders and forfeitures............  (11,921,016)     (2,907,975)     (867,921)   (2,592,399)    (3,023,516)    (2,338,723)
Transfers between investment
  portfolios..........................   (2,320,455)    (29,628,056)    2,462,209       247,160      1,862,616        966,941
Net repayments (withdrawals) due to
  policy loans........................      577,076      (2,405,733)      (20,407)      228,625       (188,795)      (233,154)
Withdrawals due to death benefits.....     (862,297)       (103,591)      (56,280)     (143,386)       (42,071)      (102,579)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net (decrease) increase in net assets
  derived from policy transactions....   (6,181,938)     11,385,641     2,996,104      (378,062)     2,727,357      1,864,524
                                        ------------   ------------   -----------   -----------   ------------   ------------
Return of capital to Provident Mutual
  Life Insurance Company..............                                                  (52,000)      (100,000)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Total (decrease) increase in net
  assets..............................  (33,841,433)     12,722,280     4,120,648    (3,765,959)      (156,105)    (4,929,869)
NET ASSETS
  Beginning of year...................  207,088,170      40,003,712    15,610,234    43,823,974     67,340,759     52,320,314
                                        ------------   ------------   -----------   -----------   ------------   ------------
  End of year.........................  $173,246,737   $ 52,725,992   $19,730,882   $40,058,015   $ 67,184,654   $ 47,390,445
                                        ============   ============   ===========   ===========   ============   ============
CHANGES IN UNITS
  Beginning units.....................      236,142         198,200        49,517        78,533        112,281        157,407
                                        ------------   ------------   -----------   -----------   ------------   ------------
  Net unit purchases..................          772          70,957        14,994         3,029         10,628         10,433
                                        ------------   ------------   -----------   -----------   ------------   ------------
  Ending units........................      236,914         269,157        64,511        81,562        122,909        167,840
                                        ============   ============   ===========   ===========   ============   ============

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                         ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP     EQUITY 500
                                                         GROWTH         VALUE        GROWTH         VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.........................  $  (148,105)  $    27,994   $  (208,356)  $   (36,018)  $    898,477
Net realized (loss) gain on investments..............     (800,159)     (137,667)      482,637       810,535     (1,541,166)
Net unrealized (depreciation) appreciation of
  investments during the year........................   (4,921,104)       45,512    (5,562,674)    1,105,263    (25,277,365)
                                                       -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets from
  operations.........................................   (5,869,368)      (64,161)   (5,288,393)    1,879,780    (25,920,054)
                                                       -----------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    6,534,705     3,452,239     6,823,293     3,186,538     40,465,543
Cost of insurance and administrative charges.........   (2,605,137)   (1,194,377)   (2,711,261)   (1,014,770)   (17,562,124)
Surrenders and forfeitures...........................     (777,030)     (500,168)   (1,470,076)     (703,684)    (6,088,449)
Transfers between investment portfolios..............      867,602     1,761,076    (2,068,246)    5,906,135      3,670,024
Net (withdrawals) repayments due to policy loans.....      (83,903)     (154,091)     (134,699)      (12,782)       406,368
Withdrawals due to death benefits....................      (40,301)      (21,953)      (43,584)      (25,699)      (359,328)
                                                       -----------   -----------   -----------   -----------   ------------
Net increase in net assets derived from policy
  transactions.......................................    3,895,936     3,342,726       395,427     7,335,738     20,532,034
                                                       -----------   -----------   -----------   -----------   ------------
Capital contribution from Provident Mutual Life
  Insurance Company..................................                                   20,000                       40,000
                                                       -----------   -----------   -----------   -----------   ------------
Total (decrease) increase in net assets..............   (1,973,432)    3,278,565    (4,872,966)    9,215,518     (5,348,020)
NET ASSETS
  Beginning of year..................................   25,557,745    10,913,681    34,197,822     9,786,169    195,381,928
                                                       -----------   -----------   -----------   -----------   ------------
  End of year........................................  $23,584,313   $14,192,246   $29,324,856   $19,001,687   $190,033,908
                                                       ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
  Beginning units....................................      165,047        89,843       170,963        75,679        455,279
                                                       -----------   -----------   -----------   -----------   ------------
  Net unit purchases.................................       36,714        24,990         8,845        61,388         66,812
                                                       -----------   -----------   -----------   -----------   ------------
  Ending units.......................................      201,761       114,833       179,808       137,067        522,091
                                                       ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (128,444)
Net realized gain on investments............................        695,057
Net unrealized appreciation of investments during the
  year......................................................        433,813
                                                                -----------
Net increase in net assets from operations..................      1,000,426
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,569,994
Cost of insurance and administrative charges................     (1,047,315)
                                                                -----------
Surrenders and forfeitures..................................       (647,481)
Transfers between investment portfolios.....................        597,063
Net withdrawals due to policy loans.........................       (188,235)
Withdrawals due to death benefits...........................        (29,055)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................        254,971
                                                                -----------
Total increase in net assets................................      1,255,397
NET ASSETS
Beginning of year...........................................     13,002,428
                                                                -----------
End of year.................................................    $14,257,825
                                                                ===========
CHANGES IN UNITS
  Beginning units...........................................         33,727
                                                                -----------
  Net unit purchases........................................          1,308
                                                                -----------
  Ending units..............................................         35,035
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                       EQUITY-        FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $  1,309,988   $ (1,459,347)  $ 2,105,234   $  2,294,096   $ 1,771,542
Net realized gain (loss) on investments............     7,556,918     20,973,848    (4,880,695)     2,441,857       695,688
Net unrealized (depreciation) appreciation of
  investments during the year......................   (16,758,761)   (68,632,818)      738,842    (17,101,406)   (4,988,265)
                                                     ------------   ------------   -----------   ------------   -----------
Net decrease in net assets from operations.........    (7,891,855)   (49,118,317)   (2,036,619)   (12,365,453)   (2,521,035)
                                                     ------------   ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................    20,811,738     42,489,841     2,968,756      9,906,830     7,334,965
Cost of insurance and administrative charges.......   (10,254,353)   (19,179,817)   (1,563,792)    (3,875,821)   (3,951,440)
Surrenders and forfeitures.........................    (5,526,500)    (8,282,712)     (821,825)    (1,598,519)   (1,815,210)
Transfers between investment portfolios............     2,680,581     (2,958,731)     (271,717)    (1,194,456)   (1,441,699)
Net (withdrawals) repayments due to policy loans...      (404,075)      (632,365)     (128,937)      (183,168)       86,842
Withdrawals due to death benefits..................      (383,879)      (642,481)       (7,088)       (74,141)     (100,608)
                                                     ------------   ------------   -----------   ------------   -----------
Net increase in net assets derived from policy
  transactions.....................................     6,923,512     10,793,735       175,397      2,980,725       112,850
                                                     ------------   ------------   -----------   ------------   -----------
Capital contribution from Provident Mutual Life
  Insurance Company................................        45,000         67,000        15,000
                                                     ------------   ------------   -----------   ------------   -----------
Total decrease in net assets.......................      (923,343)   (38,257,582)   (1,846,222)    (9,384,728)   (2,408,185)
NET ASSETS
Beginning of year..................................   137,365,562    265,094,618    17,710,346     56,134,017    53,492,659
                                                     ------------   ------------   -----------   ------------   -----------
End of year........................................  $136,442,219   $226,837,036   $15,864,124   $ 46,749,289   $51,084,474
                                                     ============   ============   ===========   ============   ===========
CHANGES IN UNITS
  Beginning units..................................       363,005        568,563       106,423        244,507       185,843
                                                     ------------   ------------   -----------   ------------   -----------
  Net unit purchases...............................        24,147         39,132         3,279         22,998         4,815
                                                     ------------   ------------   -----------   ------------   -----------
  Ending units.....................................       387,152        607,695       109,702        267,505       190,658
                                                     ============   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,088,315    $     61,067    $   481,277     $   (89,433)
Net realized gain (loss) on investments.....................      63,179       2,904,487        (46,575)        318,770
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     768,198     (15,208,097)       337,785      (1,214,657)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   1,919,692     (12,242,543)       772,487        (985,320)
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   5,283,919      18,886,321      2,096,762       4,771,387
Cost of insurance and administrative charges................  (2,173,197)     (7,899,008)      (852,713)     (2,371,355)
Surrenders and forfeitures..................................  (1,114,775)     (2,440,601)      (707,699)       (906,013)
Transfers between investment portfolios.....................   6,143,207         815,927      3,008,877        (141,335)
Net withdrawals due to policy loans.........................    (325,287)       (189,220)      (136,943)       (152,840)
Withdrawals due to death benefits...........................     (55,420)       (171,607)        (7,092)        (61,086)
                                                              -----------   ------------    -----------     -----------
Net increase in net assets derived from policy
  transactions..............................................   7,758,447       9,001,812      3,401,192       1,138,758
                                                              -----------   ------------    -----------     -----------
Capital contribution from (return of capital to) Provident
  Mutual Life Insurance Company.............................                      30,000                       (100,000)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   9,678,139      (3,210,731)     4,173,679          53,438
NET ASSETS
  Beginning of year.........................................  22,921,691      93,258,952      8,525,290      28,645,930
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $32,599,830   $ 90,048,221    $12,698,969     $28,699,368
                                                              ===========   ============    ===========     ===========
CHANGES IN UNITS
  Beginning units...........................................     115,393         347,009         46,735         203,403
                                                              -----------   ------------    -----------     -----------
  Net unit purchases........................................      40,299          46,526         21,806          10,735
                                                              -----------   ------------    -----------     -----------
  Ending units..............................................     155,692         393,535         68,541         214,138
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK
                                                         VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                        WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                           BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................  $ 201,036    $   15,563    $   (88,598)  $  27,666     $   (255,720)
Net realized (loss) gain on investments...............   (124,000)     (140,045)       345,572      25,253       (4,295,124)
Net unrealized (depreciation) appreciation of
  investments during the year.........................   (377,954)     (286,812)      (545,049)     39,629       (6,782,110)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets from
  operations..........................................   (300,918)     (411,294)      (288,075)     92,548      (11,332,954)
                                                        ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    854,165       720,438      3,406,814     532,389        7,858,035
Cost of insurance and administrative charges..........   (444,851)     (290,605)    (1,380,076)   (146,436)      (3,098,390)
Surrenders and forfeitures............................   (402,911)     (111,824)      (437,188)    (50,687)      (1,069,072)
Transfers between investment portfolios...............   (297,473)     (389,124)    (1,263,185)    431,336          247,311
Net (withdrawals) repayments due to policy loans......    (11,004)       12,201        (36,134)       (327)         (13,331)
Withdrawals due to death benefits.....................    (13,000)       (9,395)       (20,035)     (7,475)         (30,823)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions.................................   (315,074)      (68,309)       270,196     758,800        3,893,730
                                                        ----------   ----------    -----------   ----------    ------------
Capital contribution from Provident Mutual Life
  Insurance Company...................................                                                               35,000
                                                        ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets...............   (615,992)     (479,603)       (17,879)    851,348       (7,404,224)
NET ASSETS
  Beginning of year...................................  5,596,062     3,760,696     13,041,363   1,323,790       36,698,020
                                                        ----------   ----------    -----------   ----------    ------------
  End of year.........................................  $4,980,070   $3,281,093    $13,023,484   $2,175,138    $ 29,293,796
                                                        ==========   ==========    ===========   ==========    ============
CHANGES IN UNITS
  Beginning units.....................................     30,542        21,693        128,486       9,420          227,887
                                                        ----------   ----------    -----------   ----------    ------------
  Net unit purchases/(sales)..........................     (2,031)        1,058          3,246       6,392           38,075
                                                        ----------   ----------    -----------   ----------    ------------
  Ending units........................................     28,511        22,751        131,732      15,812          265,962
                                                        ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss).......................................   $   (44,342)    $   (4,900)
Net realized (loss) gain on investments.....................    (1,401,247)       693,148
Net unrealized depreciation of investments during the
  year......................................................      (931,861)      (753,213)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (2,377,450)       (64,965)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     3,023,718      1,091,786
Cost of insurance and administrative charges................      (896,668)      (335,315)
Surrenders and forfeitures..................................      (102,952)       (32,582)
Transfers between investment portfolios.....................     1,742,679      2,936,482
Net withdrawals due to policy loans.........................       (90,345)       (43,280)
Withdrawals due to death benefits...........................        (5,156)       (22,421)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     3,671,276      3,594,670
                                                               -----------     ----------
Total increase in net assets................................     1,293,826      3,529,705
NET ASSETS
  Beginning of year.........................................     5,917,949      1,688,509
                                                               -----------     ----------
  End of year...............................................   $ 7,211,775     $5,218,214
                                                               ===========     ==========
CHANGES IN UNITS
  Beginning units...........................................        59,361         13,004
                                                               -----------     ----------
  Net unit purchases........................................        53,916         34,429
                                                               -----------     ----------
  Ending units..............................................       113,277         47,433
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements
December 31, 2002 and 2001

--------------------------------------------------------------------------------

1. ORGANIZATION

The Nationwide Provident VLI Separate Account 1 (formerly the Provident Mutual Variable Life Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) (formerly Provident Mutual Life Insurance Company -- see Note 6) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Market Street Fund All Pro Broad Equity, Money Market, Bond and Balanced Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-eight subaccounts: the All Pro Broad Equity, Money Market, Bond, Balanced, Mid Cap Growth and International Subaccounts and the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and the Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund; the Zero Coupon Bond 2006 Series Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust and Merrill Lynch, Pierce, Fenner & Smith (MLPFS) serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust); the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc, the Dreyfus Appreciation Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the American Century VP International, American Century VP Ultra and the American Century VP Value Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the Janus Capital Appreciation, Janus International Growth and Janus Global Technology Subaccounts invest in the corresponding portfolios of the Janus Aspen Series Funds; and the Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Main Street Growth & Income Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds.

At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 5). The Separate Account's assets are the property of Nationwide Provident.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident's general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which, manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account included in the financial statements.

  Investment Valuation:

Investment shares are valued at the closing net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the Policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

  Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Nationwide Provident's general account.

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Nationwide Provident's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

  Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) premium processing charges, (3) premiums for supplementary benefits, (4) sales charges and (5) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

  Asset Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

  Cost of Insurance

Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

  Administrative Charges

Depending upon the type of policy, additional monthly deductions may be made for
(1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets. During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. A deferred sales charge will be imposed if a certain policies are surrendered or lapse at any time within 10-12 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Nationwide Provident has agreed to make a daily adjustment to the net rate of return of the All Pro Broad Equity, Money Market and Bond Subaccounts to offset completely all Market Street Fund expenses charged to the portfolios in which the subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities.

The total amounts reimbursed for the All Pro Broad Equity, Money Market and Bond Subaccounts for the years ended December 31, 2002 and 2001 were as follows:

------------------------------------------------------------------------------------------------------
                                                                ALL PRO         MONEY
                                                              BROAD EQUITY      MARKET         BOND
                  YEAR ENDING DECEMBER 31,                     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------
2002........................................................    $23,606         $1,913        $3,032
2001........................................................    $28,549         $1,733        $3,203

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are recorded as administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America. The Provident Mutual Variable Life Separate Account was renamed Nationwide Provident VLI Separate Account 1.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS

Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of December 31, 2002 and 2001, and net investment income ratio, policy expense ratio and total return for each period in the two year period ended December 31, 2002. Certain information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for unit fair value, policy expense ratio and total return.

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....    230,041  $194.59 to $5,318.78    $126,628,450
 Money Market Portfolio............    311,860  $150.51 to $2,808.09     $61,327,087
 Bond Portfolio....................     77,406  $204.36 to $4,391.09     $24,356,964
 Balanced Portfolio................     74,085  $206.05 to $3,120.16     $33,344,330
 Mid Cap Growth Portfolio..........    128,129  $256.07 to $3,831.31     $50,885,139
 International Portfolio...........    176,991  $170.02 to $1,728.88     $43,455,264
 All Pro Large Cap Growth
   Portfolio.......................    224,301     $65.08 to $655.34     $18,548,484
 All Pro Large Cap Value
   Portfolio.......................    156,395     $83.84 to $844.28     $16,278,629
 All Pro Small Cap Growth
   Portfolio.......................    205,299     $76.71 to $772.54     $20,413,737
 All Pro Small Cap Value
   Portfolio.......................    196,048     $84.41 to $850.04     $22,254,084
 Equity 500 Index Portfolio........    543,464  $211.09 to $2,140.94    $149,632,576
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................     37,269  $283.23 to $4,430.71     $16,407,833
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........    389,518  $210.01 to $2,129.99    $113,315,798
 Growth Portfolio..................    609,480  $187.64 to $1,903.15    $156,265,016
 High Income Portfolio.............    110,033  $110.86 to $1,159.06     $16,137,943
 Overseas Portfolio................    257,152  $102.33 to $1,036.68     $35,533,285
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........    174,083  $167.41 to $1,697.92     $43,298,551
 Investment Grade Bond Portfolio...    200,554  $177.38 to $1,796.95     $44,848,969
 Contrafund Portfolio..............    392,710  $159.27 to $1,608.68     $80,800,244
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     91,677  $152.09 to $1,540.78     $18,208,939
 Partners Portfolio................    207,774   $72.05 to $1,481.18     $20,735,329
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     35,359  $144.18 to $1,460.66      $7,133,219
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,725   $99.58 to $1,008.81      $3,393,066

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                     INCOME RATIO *    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....        0.96%        0.00% to 0.75%     -23.78% to -23.21%
 Money Market Portfolio............        1.34%        0.00% to 0.75%         0.60% to 1.36%
 Bond Portfolio....................        4.23%        0.00% to 0.75%         8.25% to 9.07%
 Balanced Portfolio................        3.08%        0.35% to 0.75%     -10.94% to -10.59%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%     -22.96% to -22.84%
 International Portfolio...........        1.09%        0.60% to 0.75%     -11.76% to -11.62%
 All Pro Large Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -28.65% to -28.54%
 All Pro Large Cap Value
   Portfolio.......................        2.48%        0.60% to 0.75%     -15.08% to -14.95%
 All Pro Small Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -36.87% to -36.78%
 All Pro Small Cap Value
   Portfolio.......................        7.25%        0.60% to 0.75%     -16.11% to -15.99%
 Equity 500 Index Portfolio........        1.22%        0.60% to 0.75%     -22.90% to -22.78%
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%        9.99% to 10.43%
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........        1.72%        0.60% to 0.75%     -17.57% to -17.44%
 Growth Portfolio..................        0.25%        0.60% to 0.75%     -30.63% to -30.52%
 High Income Portfolio.............       11.29%        0.60% to 0.75%         2.67% to 2.82%
 Overseas Portfolio................        0.81%        0.60% to 0.75%     -20.88% to -20.76%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........        3.93%        0.60% to 0.75%       -9.41% to -9.27%
 Investment Grade Bond Portfolio...        3.45%        0.60% to 0.75%         9.52% to 9.68%
 Contrafund Portfolio..............        0.83%        0.60% to 0.75%      -10.03% to -9.89%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.13%        0.60% to 0.75%         4.55% to 4.71%
 Partners Portfolio................        0.53%        0.60% to 0.75%     -24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        0.00%        0.60% to 0.75%       20.75% to 20.93%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.79%        0.60% to 0.75%       -3.57% to -3.43%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    138,216     $70.48 to $711.86     $14,126,406
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,137     $97.13 to $978.10      $3,405,638
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........    268,910     $61.99 to $626.17     $21,388,335
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    150,762     $35.65 to $357.98      $5,703,795
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,086     $68.93 to $692.10      $6,178,408
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     16,212     $85.05 to $851.36      $1,532,445
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........      8,088     $81.12 to $812.05        $730,403
 VP Ultra Portfolio................      2,150     $80.77 to $808.55        $237,827
 VP Value Portfolio................     17,209     $87.36 to $874.51      $1,795,765
Janus Aspen Series:
 Capital Appreciation Portfolio....      3,192     $87.79 to $878.78        $372,733
 International Growth Portfolio....      2,439     $77.70 to $777.82        $200,921
 Global Technology Portfolio.......      2,052     $71.15 to $712.25        $153,624
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......      6,684     $79.92 to $800.02        $637,868
 Global Securities Fund VA.........      8,173     $77.79 to $778.65        $689,946
 Main Street Growth & Income Fund
   VA..............................      5,550     $81.64 to $817.26        $563,449

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                     INCOME RATIO *    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.17%        0.60% to 0.75%       -3.63% to -3.48%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.31%        0.60% to 0.75%       -5.20% to -5.06%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........        0.00%        0.60% to 0.75%     -26.78% to -26.67%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%     -38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.50%        0.60% to 0.75%     -27.11% to -27.00%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.63%        0.60% to 0.75%     -17.34% to -17.21%(a)
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........        0.00%        0.60% to 0.75%     -20.97% to -20.85%(a)
 VP Ultra Portfolio................        0.82%        0.60% to 0.75%     -23.29% to -23.17%(a)
 VP Value Portfolio................        0.00%        0.60% to 0.75%     -13.27% to -13.14%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.29%        0.60% to 0.75%     -16.56% to -16.43%(a)
 International Growth Portfolio....        0.91%        0.60% to 0.75%     -26.31% to -26.20%(a)
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%     -41.37% to -41.29%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.00%        0.60% to 0.75%     -27.41% to -27.30%(a)
 Global Securities Fund VA.........        0.00%        0.60% to 0.75%     -22.72% to -22.60%(a)
 Main Street Growth & Income Fund
   VA..............................        0.00%        0.60% to 0.75%     -19.40% to -19.28%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................      236,914  $255.31 to $6,926.40   $179,689,965
 Money Market Portfolio..........      269,157  $149.61 to $2,770.43    $48,217,873
 Bond Portfolio..................       64,511  $188.78 to $4,026.09    $17,685,248
 Balanced Portfolio..............       81,562  $231.38 to $3,489.58    $40,892,021
 Mid Cap Growth Portfolio........   122,909.26  $332.37 to $4,965.48    $63,301,677
 International Portfolio.........   167,840.23  $192.67 to $1,956.30    $48,603,974
 All Pro Large Cap Growth
   Portfolio.....................   201,760.97     $91.21 to $917.10    $22,824,030
 All Pro Large Cap Value
   Portfolio.....................   114,833.35     $98.72 to $992.69    $11,962,375
 All Pro Small Cap Growth
   Portfolio.....................   179,807.99  $121.52 to $1,221.90    $29,567,161
 All Pro Small Cap Value
   Portfolio.....................   137,067.48  $100.63 to $1,011.82    $14,176,030
 Equity 500 Index Portfolio......   522,091.37  $273.78 to $2,772.54   $186,650,329
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................    35,035.10  $257.52 to $4,012.33    $13,653,024
Variable Insurance Products Fund:
 Equity-Income Portfolio.........   387,151.67  $254.77 to $2,580.06   $135,009,460
 Growth Portfolio................   607,694.63  $270.49 to $2,739.28   $234,976,544
 High Income Portfolio...........   109,702.49  $107.98 to $1,127.22    $16,107,902
 Overseas Portfolio..............   267,505.27  $129.33 to $1,308.23    $49,896,367
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   190,658.46  $184.80 to $1,871.48    $50,693,236
 Investment Grade Bond
   Portfolio.....................   155,691.70  $161.96 to $1,638.32    $27,677,486
 Contrafund Portfolio............   393,535.21  $177.02 to $2,322.89    $87,885,443
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    68,541.19  $145.47 to $1,471.49    $10,475,048
 Partners Portfolio..............   214,137.57   $95.70 to $1,964.35    $27,905,220

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.62%         0.35% to 0.76%     -13.53% to -12.88%
 Money Market Portfolio..........       3.44%         0.35% to 0.76%         2.88% to 3.66%
 Bond Portfolio..................       5.54%         0.35% to 0.75%         6.62% to 7.42%
 Balanced Portfolio..............       3.83%         0.35% to 0.75%       -7.73% to -7.36%
 Mid Cap Growth Portfolio........      14.70%         0.60% to 0.76%       -4.61% to -4.47%
 International Portfolio.........       4.18%         0.60% to 0.76%     -12.79% to -12.66%
 All Pro Large Cap Growth
   Portfolio.....................       0.06%         0.60% to 0.76%     -22.29% to -22.17%
 All Pro Large Cap Value
   Portfolio.....................       0.94%         0.60% to 0.77%       -1.49% to -1.34%
 All Pro Small Cap Growth
   Portfolio.....................       0.00%         0.61% to 0.76%     -16.56% to -16.43%
 All Pro Small Cap Value
   Portfolio.....................       0.44%         0.60% to 0.76%       11.94% to 12.11%
 Equity 500 Index Portfolio......       1.18%         0.60% to 0.75%     -12.91% to -12.78%
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................       0.00%         0.35% to 0.75%         7.67% to 8.10%
Variable Insurance Products Fund:
 Equity-Income Portfolio.........       1.68%         0.60% to 0.76%       -5.67% to -5.53%
 Growth Portfolio................       0.08%         0.60% to 0.76%     -18.27% to -18.14%
 High Income Portfolio...........      13.81%         0.61% to 0.76%     -12.39% to -12.26%
 Overseas Portfolio..............       5.30%         0.60% to 0.75%     -21.76% to -21.64%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       4.20%         0.60% to 0.75%       -4.81% to -4.67%
 Investment Grade Bond
   Portfolio.....................       4.64%         0.60% to 0.75%         7.65% to 7.81%
 Contrafund Portfolio............       0.77%         0.60% to 0.76%     -12.90% to -12.77%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       5.29%         0.60% to 0.76%         7.97% to 8.13%
 Partners Portfolio..............       0.39%         0.60% to 0.77%       -3.56% to -3.41%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    28,510.62  $119.41 to $1,207.87     $5,314,600
 Van Eck Worldwide Hard Assets
   Portfolio.....................    22,750.68  $103.27 to $1,044.63     $3,422,440
 Van Eck Worldwide Emerging
   Markets Portfolio.............   131,732.15     $73.13 to $737.56    $12,652,776
 Van Eck Worldwide Real Estate
   Portfolio.....................    15,811.64  $102.45 to $1,030.18     $1,694,633
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......   265,961.66     $84.66 to $853.86    $29,985,337
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...   113,276.92     $57.52 to $576.65     $6,370,448
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    47,432.87     $94.56 to $948.03     $3,352,931

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       4.48%         0.60% to 0.77%       -5.82% to -5.63%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       1.16%         0.60% to 0.76%     -11.12% to -10.99%
 Van Eck Worldwide Emerging
   Markets Portfolio.............       0.00%         0.60% to 0.76%       -2.55% to -2.40%
 Van Eck Worldwide Real Estate
   Portfolio.....................       2.30%         0.60% to 0.75%         4.55% to 4.70%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......       0.05%         0.61% to 0.77%     -30.04% to -29.94%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...       0.00%         0.61% to 0.78%     -31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......       0.56%         0.61% to 0.76%       -4.77% to -4.62%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the periods indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Note that these funds were added during the year and the net investment income ratio and total return are not annualized.

                           NATIONWIDE LIFE INSURANCE
                               COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
             AS OF AND FOR THE THREE MONTHS ENDED DECEMBER 31, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company of America:

We have audited the accompanying consolidated balance sheet of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2002, and the related consolidated statements of income, shareholder's equity, and cash flows for the three month period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2002, and the results of their operations and their cash flows for the three month period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                        CONSOLIDATED STATEMENT OF INCOME
                                 (IN MILLIONS)

                                                              THREE MONTHS
                                                                 ENDED
                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
REVENUES:
Policy charges..............................................     $ 51.1
Life insurance premiums.....................................       42.5
Net investment income.......................................       55.8
Other.......................................................        8.9
Net realized losses on investments..........................       (3.1)
                                                                 ------
                                                                  155.2
                                                                 ------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values............       16.2
Other benefits and claims...................................       48.6
Policyholder dividends on participating policies............       18.3
Amortization of deferred policy acquisition costs...........        4.5
Amortization of value of business acquired..................       15.2
Other operating expenses....................................       25.7
                                                                 ------
                                                                  128.5
                                                                 ------
     Income before federal income tax expense...............       26.7
Federal income tax expense..................................        7.5
                                                                 ------
       Net income...........................................     $ 19.2
                                                                 ======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEET
                                 (IN MILLIONS)

                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $3,132.3)..............    $3,156.5
     Equity securities (cost $40.8).........................        37.6
  Mortgage loans on real estate, net........................       563.3
  Real estate, net..........................................        29.0
  Policy loans..............................................       351.1
  Other long-term investments...............................        67.5
  Short-term investments, including amounts managed by a
     related party..........................................        23.9
                                                                --------
                                                                 4,228.9
                                                                --------
Cash........................................................         1.0
Accrued investment income...................................        67.1
Deferred policy acquisition costs...........................        15.8
Value of business acquired..................................       569.3
Other intangible assets.....................................        50.1
Goodwill....................................................       216.8
Other assets................................................       266.3
Assets held in separate accounts............................     2,895.9
                                                                --------
                                                                $8,311.2
                                                                ========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................    $4,118.2
Other liabilities...........................................       154.4
Liabilities related to separate accounts....................     2,895.9
                                                                --------
                                                                 7,168.5
                                                                --------
COMMITMENTS AND CONTINGENCIES (NOTES 8, 11, 15 AND 16)
SHAREHOLDER'S EQUITY
  Common stock, $1.00 par value. Authorized 50.0 shares;
     10.0 shares issued and outstanding.....................        10.0
  Additional paid-in capital................................     1,106.6
  Retained earnings.........................................        19.2
  Accumulated other comprehensive income....................         6.9
                                                                --------
                                                                 1,142.7
                                                                --------
                                                                $8,311.2
                                                                ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........  $10.0     $1,106.6     $  --         $ --          $1,116.6
                                                                                            --------
  Comprehensive income:
     Net income........................     --           --      19.2           --              19.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --           --        --          6.9               6.9
                                                                                            --------
  Total comprehensive income...........                                                         26.1
                                         -----     --------     -----         ----          --------
Balance as of December 31, 2002........  $10.0     $1,106.6     $19.2         $6.9          $1,142.7
                                         =====     ========     =====         ====          ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN MILLIONS)

                                                              THREE MONTHS
                                                                 ENDED
                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................    $  19.2
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to policyholder account balances........       16.2
  Capitalization of deferred policy acquisition costs.......      (20.3)
  Amortization of deferred policy acquisition costs.........        4.5
  Amortization and depreciation.............................       30.6
  Realized losses on investments............................        3.1
  Decrease in accrued investment income.....................        7.0
  Increase in other assets..................................       (7.0)
  Decrease in policy liabilities............................      (66.5)
  Decrease in other liabilities.............................      (13.7)
  Other, net................................................        0.6
                                                                -------
     Net cash used in operating activities..................      (26.3)
                                                                -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities available-for-sale...      200.0
  Proceeds from sale of securities available-for-sale.......       59.9
  Proceeds from repayments of mortgage loans on real
     estate.................................................       20.3
  Proceeds from repayments of policy loans and sale of other
     invested assets........................................        7.9
  Cost of securities available-for-sale acquired............     (247.8)
  Cost of mortgage loans on real estate acquired............      (25.5)
  Cost of real estate acquired..............................       (0.1)
  Cost of other invested assets acquired....................       (5.4)
  Short-term investments, net...............................       42.4
  Other, net................................................       (1.9)
                                                                -------
     Net cash provided by investing activities..............       49.8
                                                                -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Increase in investment and universal life insurance
     product account values.................................      165.3
  Decrease in investment and universal life insurance
     product account values.................................     (173.5)
                                                                -------
     Net cash used in financing activities..................       (8.2)
                                                                -------
Net increase in cash........................................       15.3
Cash, beginning of period...................................      (14.3)
                                                                -------
Cash, end of period.........................................    $   1.0
                                                                =======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

       (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note 3. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).

NLICA's wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).

The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 86% of the Company's sales for the three months ended December 31, 2002. No single producer accounted for more than 1% of the Company's sales for the three months ended December 31, 2002. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company will no longer sell individual fixed and variable annuity products as of October 1, 2002.

NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.

NLICD's business consists of life insurance assumed from NLICA.

NPHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company has no statutory accounting practices that are permitted.

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining DAC for investment products and universal life insurance products, VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a lower discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at lower market interest rates. Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

Mortgage loans on real estate are carried at the unpaid balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are reported at unpaid principal balances.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. The Company receives preferred returns on capital advances made to the real estate joint ventures.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%. If actual separate account performance varies from the assumption, the Company assumes different performance levels over the next three years, such that the mean equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three year reversion period.

DAC on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

(e) Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA is supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The valuation of these intangible assets is supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business (generally 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of the VOBA is adjusted on a retrospective or prospective basis, as appropriate. The unamortized VOBA asset is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines. Each year, the recoverability of the VOBA will be evaluated and if the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover the VOBA, the difference will be charged to expense as accelerated amortization of the VOBA.

The other identified intangible assets with finite lives are amortized over their estimated useful lives, which range from 5 to 22 years, primarily based on the cash flows generated by these assets.

(f) Closed Block

In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders could be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company's assets outside of the closed block.

The assets and liabilities allocated to the closed block are recorded in the Company's consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, adjusted to eliminate the impact of related amounts in accumulated other comprehensive income, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is due to the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, being recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(g) Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

(h)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

(i)  Participating Business

Participating business represented approximately 70.0% in the three months ended December 31, 2002 of the Company's life insurance in force, 87.1% in the three months ended December 31, 2002 of the number of life insurance policies in force, and 33.5% in the three months ended December 31, 2002 of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheet.

(j)  Federal Income Tax

The Company and its life insurance subsidiaries will file a consolidated federal income tax return and the Company's non-life insurance subsidiaries will file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(k)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(l)  Recently Issued Accounting Pronouncements

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS
146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of
Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. As of December 31, 2002, the Company had unamortized goodwill of $216.8 million. See notes 3 and 7 for additional disclosures.

In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the Company.

(3) SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The net assets acquired are less than the aggregate purchase price as a result of funding of $62.3 million of the purchase price by Provident Mutual and the push-down accounting effect related to $56.2 million of goodwill generated as a result of book/tax basis differences related to the acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $3,169.5
Other investments, including cash...........................      1,105.4
VOBA........................................................        594.9
Other intangible assets.....................................         50.4
Goodwill....................................................        216.8
Other assets................................................        322.7
Assets held in separate accounts............................      2,825.7
                                                                 --------
  Total assets acquired.....................................      8,285.4
                                                                 --------
Future policy benefits and claims...........................      4,176.6
Other liabilities...........................................        166.5
Liabilities related to separate accounts....................      2,825.7
                                                                 --------
  Total liabilities assumed.................................      7,168.8
                                                                 --------
  Net assets acquired.......................................     $1,116.6
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $1,157.7 million to reflect the net assets purchased of $1,116.6 million noted above.

The table below lists the intangible assets, excluding goodwill, acquired and their estimated useful lives over which the assets will be amortized.

                                                                            ESTIMATED
(IN MILLIONS)                                                 FAIR VALUE   USEFUL LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
  VOBA......................................................    $594.9       28 years
  Career financial consultant distribution force............      17.5       20 years
  Independent agency distribution force.....................       5.9       20 years
  Retirement services distribution force....................       7.0       20 years
  1717 Capital Management Company licenses and agreements...       4.1       22 years
  Internally developed software.............................       3.3        5 years
                                                                ------
     Total -- amortizing intangible assets..................     632.7       27 years
                                                                ------
Non-amortizing intangible assets:
  Market Street Fund........................................       4.6            N/A(1)
  State insurance licenses..................................       8.0     Indefinite
                                                                ------
     Total -- non-amortizing intangible assets..............      12.6             --
                                                                ------
       Total intangible assets, excluding goodwill..........    $645.3       27 years
                                                                ======

---------------

1 The estimated useful life of this intangible asset is not meaningful due to the pending sale of the value assigned to Market Street Fund to a related party as described in note 14.

(4) INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 were:

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
Fixed maturity securities:
  U.S. Treasury securities and obligations
     of U.S. Government corporations and
     agencies..............................  $   33.6      $ 0.1        $ 0.1       $   33.6
  Obligations of states and political
     subdivisions..........................      12.0         --          0.2           11.8
  Debt securities issued by foreign
     governments...........................       2.3        0.2           --            2.5
  Corporate securities.....................   2,705.6       54.9         34.4        2,726.1
  Mortgage-backed securities -- U.S.
     Government backed.....................      71.5        0.4          3.2           68.7
  Asset-backed securities..................     307.3        7.2          0.7          313.8
                                             --------      -----        -----       --------
     Total fixed maturity securities.......   3,132.3       62.8         38.6        3,156.5
Equity securities..........................      40.8        0.9          4.1           37.6
                                             --------      -----        -----       --------
  Total....................................  $3,173.1      $63.7        $42.7       $3,194.1
                                             ========      =====        =====       ========

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................  $  226.6     $  229.6
  Due after one year through five years.....................     755.8        760.7
  Due after five years through ten years....................     927.6        940.8
  Due after ten years.......................................     843.5        842.9
                                                              --------     --------
     Subtotal...............................................   2,753.5      2,774.0
  Mortgage-backed securities -- U.S. Government backed......      71.5         68.7
  Asset-backed securities...................................     307.3        313.8
                                                              --------     --------
     Total..................................................  $3,132.3     $3,156.5
                                                              ========     ========

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2002:

(IN MILLIONS)
-------------
Unrealized gains, before adjustments and taxes..............   $ 21.0
Adjustment to VOBA..........................................    (10.4)
Deferred federal income tax.................................     (3.7)
                                                               ------
  Net unrealized gains......................................   $  6.9
                                                               ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Securities available-for-sale:
  Fixed maturity securities.................................   $24.2
  Equity securities.........................................    (3.2)
                                                               -----
     Net change.............................................   $21.0
                                                               =====

Proceeds from the sale of securities available-for-sale during the three months ended December 31, 2002 were $59.9 million. During the three months ended December 31, 2002, gross gains of $3.5 million and gross losses of $5.5 million were realized on those sales.

The Company had no real estate investments as of December 31, 2002, that were non-income producing the preceding three months.

Real estate is presented at cost less accumulated depreciation of $0.2 million as of December 31, 2002. The carrying value of real estate held for disposal totaled $6.9 million as of December 31, 2002.

Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. As of December 31, 2002, the average recorded investment in impaired mortgage loans on real estate was $3.0 million and interest income recognized on those loans totaled $0.7 million for the three months ended December 31, 2002 which is equal to interest income recognized using a cash-basis method of income recognition.

An analysis of investment income (loss) from continuing operations by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Gross investment income:
Securities available-for-sale:
  Fixed maturity securities.................................  $45.1
  Equity securities.........................................    0.4
Mortgage loans on real estate...............................    7.4
Real estate.................................................     --
Policy loans................................................    6.1
Short-term investments......................................    0.2
Other.......................................................   (0.8)
                                                              -----
  Gross investment income...................................   58.4
Less investment expenses....................................    2.6
                                                              -----
  Net investment income.....................................  $55.8
                                                              =====

An analysis of net realized (losses) gains on investments by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 3.5
  Fixed maturity securities -- losses.......................   (5.5)
  Equity securities.........................................   (0.1)
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.5)
  Equity securities.........................................     --
Real estate.................................................     --
Mortgage loans on real estate...............................   (0.5)
Other.......................................................     --
                                                              -----
  Net realized losses on investments........................  $(3.1)
                                                              =====

There were $15.4 million of fixed maturity securities as of December 31, 2002 that were on deposit with various regulatory agencies as required by law.

(5) DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
Expenses deferred...........................................   20.3
Amortization of DAC.........................................   (4.5)
                                                              -----
                                                               15.8
Effect on DAC from unrealized (gains) losses................     --
                                                              -----
Balance at end of period....................................  $15.8
                                                              =====

(6) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the three months ended December 31, 2002 is as follows:

                       (IN MILLIONS)
                       -------------
Balance at beginning of period..............................  $   --
VOBA established during the period..........................   594.9
Amortization of VOBA........................................   (15.2)
                                                              ------
                                                               579.7
Unrealized gain on available-for-sale securities............   (10.4)
                                                              ------
Balance at end of period....................................  $569.3
                                                              ======

Intangible assets as of December 31, 2002 are summarized as follows:

                                                        GROSS
                                                       CARRYING   ACCUMULATED
($ IN MILLIONS)                                         AMOUNT    AMORTIZATION   USEFUL LIFE
---------------                                        --------   ------------   -----------
Amortizing intangible assets:
  VOBA...............................................   $594.9       $15.2        28 years
  Career financial consultant distribution force.....     17.5         0.0        20 years
  Independent agency force...........................      5.9         0.0        20 years
  Retirement services distribution force.............      7.0         0.0        20 years
  1717 Capital Management Company licenses and
     agreements......................................      4.1         0.1        22 years
Other................................................      3.3         0.2        5 years
                                                        ------       -----
     Total...........................................    632.7        15.5
Non-amortizing intangible assets:
  Market Street Fund.................................      4.6         0.0          N/A
  State insurance licenses...........................      8.0         0.0       Indefinite
                                                        ------       -----
     Total...........................................     12.6         0.0
                                                        ------       -----
     Grand total.....................................   $645.3       $15.5
                                                        ======       =====

The Company has entered into an agreement to sell the value assigned to Market Street Fund to an affiliate at fair value (see note 14). Therefore, the estimated useful life is not meaningful and no amortization has been recorded for this intangible asset. Additionally, the state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the three months ended December 31, 2002 and estimated amortization for the next five years for VOBA and for intangible assets with finite lives is as follows:

                                                                 INTANGIBLE ASSETS
(IN MILLIONS)                                            VOBA    WITH FINITE LIVES   TOTAL
-------------                                            -----   -----------------   -----
Three months ended December 31, 2002...................  $15.2         $0.3          $15.5
2003...................................................  $52.1         $1.2          $53.3
2004...................................................  $49.9         $1.5          $51.4
2005...................................................  $47.1         $1.7          $48.8
2006...................................................  $43.9         $1.9          $45.8
2007...................................................  $39.9         $1.9          $41.8

(7) GOODWILL

Changes in the carrying amount of goodwill by reportable segment for the three months ended December 31, 2002 were as follows:

                                      INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                          ANNUITY       PRODUCTS      INSURANCE   CORPORATE   TOTAL
-------------                         ----------   -------------   ---------   ---------   ------
Balance as of October 1, 2002.......    $23.8          $25.4        $167.6       $  --     $216.8
Acquisitions........................       --             --            --          --         --
Disposals...........................       --             --            --          --         --
                                        -----          -----        ------       -----     ------
  Balance as of December 31, 2002...    $23.8          $25.4        $167.6       $  --     $216.8
                                        =====          =====        ======       =====     ======

The Company has completed its 2002 impairment testing and concluded there were no impairment losses on existing goodwill.

(8) FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2002 were as follows:

(IN MILLIONS)
-------------
DEFERRED TAX ASSETS
  Equity securities.........................................  $  0.1
  Future policy benefits....................................   175.1
  Liabilities in separate accounts..........................    12.3
  Other assets and other liabilities........................    89.9
                                                              ------
     Total gross deferred tax assets........................   277.4
  Less valuation allowance..................................   (20.3)
                                                              ------
     Net deferred tax assets................................   257.1
                                                              ------
DEFERRED TAX LIABILITIES
  VOBA......................................................   199.3
  Fixed maturity securities.................................    19.5
  Equity securities and other long-term investments.........     9.4
  Other.....................................................    22.0
                                                              ------
     Total gross deferred tax liabilities...................   250.2
                                                              ------
       Net deferred tax asset...............................  $  6.9
                                                              ======

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2002, the Company had a realized capital loss carryforward of $34.0 million. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the three months ended December 31, 2002.

The Company's current federal income tax receivable was $7.8 million as of December 31, 2002.

Federal income tax expense for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Current.....................................................  $3.4
Deferred....................................................   4.1
                                                              ----
                                                              $7.5
                                                              ====

Total federal income tax expense for the three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

(IN MILLIONS)                                                 AMOUNT     %
-------------                                                 ------    ----
Computed (expected) tax expense.............................  $ 9.3     35.0
Tax exempt interest and dividends received deduction........   (1.1)    (4.1)
Income tax credits..........................................   (0.8)    (3.0)
Other, net..................................................    0.1      0.2
                                                              -----     ----
  Total (effective rate of each year).......................  $ 7.5     28.1
                                                              =====     ====

The was no federal income tax (refunded) paid during the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(9)  COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $ 17.9
  Adjustment to VOBA........................................   (10.4)
  Related federal income tax expense........................    (2.6)
                                                              ------
     Net....................................................     4.9
                                                              ------
Reclassification adjustment for net losses on securities
  available-for-sale realized during the period:
  Gross.....................................................     3.1
  Related federal income tax benefit........................    (1.1)
                                                              ------
     Net....................................................     2.0
                                                              ------
Other comprehensive income on securities
  available-for-sale........................................  $  6.9
                                                              ======

(10)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheet for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2002:

                                                              CARRYING    ESTIMATED
(IN MILLIONS)                                                  AMOUNT     FAIR VALUE
-------------                                                 --------    ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............................  $3,156.5     $3,156.5
       Equity securities....................................      37.6         37.6
     Mortgage loans on real estate, net.....................     563.3        570.0
     Policy loans...........................................     351.1        351.1
     Short-term investments.................................      23.9         23.9
  Cash......................................................       1.0          1.0
  Assets held in separate accounts..........................   2,895.9      2,895.9
LIABILITIES
  Investment contracts......................................   1,656.6      1,579.8
  Policy reserves on life insurance contracts...............   2,461.6      2,051.6
  Liabilities related to separate accounts..................   2,895.9      2,895.9

(11)  RISK DISCLOSURES

The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheet.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $26.4 million extending into 2003 were outstanding as of December 31, 2002. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2002. At December 31, 2002, the Company had outstanding limited partnership commitments of $27.0 million.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

The Company's individual variable life and annuity products include GMDB features which may provide a death benefit in excess of the policy account value as a result of declines in the underlying account value. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $33.3 billion before reinsurance and $22.3 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $2.8 million.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 26.0% in any geographic area and no more than 2.2% with any one borrower as of December 31, 2002. As of December 31, 2002, 22.5% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                     CEDED TO      ASSUMED
                                          GROSS        OTHER      FROM OTHER       NET
                                         AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                        ---------    ---------    ----------    ---------
DECEMBER 31, 2002:
Life insurance in force...............  $50,287.0    $17,297.0      $83.8       $33,073.8
                                        =========    =========      =====       =========
Life insurance premiums...............  $    47.5    $     5.2      $ 0.2       $    42.5
                                        =========    =========      =====       =========
Accident & health premiums............  $     2.4    $     1.6      $  --       $     0.8
                                        =========    =========      =====       =========

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2002.

(12) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

Assets of the qualified defined benefit pension plan are invested in group annuity contracts issued by the Company. In addition, assets at December 31, 2002 also include a demutualization distribution of 671,426 shares of NFS Class A common stock.

The Company has recorded a prepaid pension asset of $37.4 million and an accrued pension liability of $27.5 million as of December 31, 2002.

The Company's accrued postretirement benefit obligation as of December 31, 2002 was $26.7 million.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets as well as the funded status as of December 31, 2002 (in millions):

                                                              PENSION    POSTRETIREMENT
(IN MILLIONS)                                                 BENEFITS      BENEFITS
-------------                                                 --------   --------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at October 1,............................   $118.4        $ 26.9
Service cost................................................      0.9           0.1
Interest cost...............................................      1.7           0.4
Participant contributions...................................       --            --
Plan amendment..............................................       --            --
Actuarial (gain) loss.......................................     (0.2)           --
Benefits paid...............................................     (6.8)         (0.7)
                                                               ------        ------
Benefit obligation at end of period.........................    114.0          26.7
                                                               ======        ======

CHANGE IN PLAN ASSETS
Fair value of plan assets at October 1,.....................    128.1            --
Actual return (loss) on plan assets.........................      6.1            --
Employer contribution.......................................      0.5           0.7
Participant contributions...................................       --            --
Plan curtailment............................................       --            --
Benefits paid...............................................     (6.8)         (0.7)
                                                               ------        ------
Fair value of plan assets at end of period..................    127.9            --
                                                               ------        ------
Funded status...............................................     13.9         (26.7)
Unrecognized prior service cost.............................       --            --
Unrecognized net gains......................................     (4.0)           --
Unrecognized net (asset) obligation at transition...........       --            --
                                                               ------        ------
Prepaid (accrued) benefit cost..............................   $  9.9        $(26.7)
                                                               ======        ======

Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                              PENSION    POSTRETIREMENT
                                                              BENEFITS      BENEFITS
                                                              --------   --------------
Weighted average discount rate..............................    6.00%             6.60%
Rate of increase in future compensation levels..............    4.50%                --
Assumed health care cost trend rate:
  Initial rate..............................................       --            11.00%
  Ultimate rate.............................................       --             5.50%
  Declining period..........................................       --           4 Years

The components of net periodic pension cost for the pension plan as a whole for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Service cost (benefits earned during the period)............  $0.8
Interest cost on projected benefit obligation...............   1.7
Expected return on plan assets..............................  (2.3)
Recognized gains............................................    --
Amortization of prior service cost..........................    --
Amortization of unrecognized transition asset...............    --
                                                              ----
  Net periodic pension cost.................................  $0.2
                                                              ====

Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

Weighted average discount rate..............................  5.75%
Rate of increase in future compensation levels..............  4.00%
Expected return on plan assets..............................  7.50%

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27.8 million, $22.5 million and $0.0 million, respectively, at December 31, 2002.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE   1% DECREASE
                                                              -----------   -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $0.0          $ 0.0
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $0.3          $(0.2)

The components of net periodic pension cost for the postretirement benefit plan as a whole for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Service cost (benefits attributed to employee service during the period)...............................................  $0.1
Interest cost on accumulated postretirement benefit
  obligation................................................   0.4
Expected return on plan assets..............................    --
Amortization of unrecognized transition obligation of
  affiliates................................................    --
Net amortization and deferral...............................    --
                                                              ----
                                                              $0.5
                                                              ====

Actuarial assumptions used for the measurement of the net periodic postretirement benefit cost for the postretirement benefit plan for the three months ended December 31, 2002 were as follows:

Discount rate...............................................     6.60%
Assumed health care cost trend rate:
  Initial rate..............................................    11.00%
  Ultimate rate.............................................     5.50%
  Declining period..........................................  4 Years

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal

Revenue Code. The pension cost of the defined contribution plans was $0.9 million for the three months ended December 31, 2002.

Effective with the acquisition by NFS on October 1, 2002, the Savings Plan for Certain Employees, Agents and Managers of Provident Mutual Life Insurance Company was merged into the Nationwide Savings Plan.

(13) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

The statutory capital and surplus of the Company as of December 31, 2002 was $393.7 million. The statutory net income of the Company for the three months ended December 31, 2002 was $3.4 million.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

(14)  RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company
(NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the three months ended December 31, 2002, the Company made payments to NMIC and Nationwide Services Company totaling $0.5 million. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $3.5 million as of December 31, 2002 and are included in short-term investments on the accompanying consolidated balance sheet.

The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $193.6 million as of December 31, 2002. Total revenues from these contracts were $0.9 million for the quarter ended December 31, 2002, and included net investment income from investments backing the contracts. Total interest credited to the account balances was $0.9 million for the quarter ended December 31, 2002. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Approximately $74.9 million and $12.0 million of Nationwide Life Insurance Company variable annuities and fixed annuities, respectively, were sold through the Company's distribution channels during the three months ended December 31, 2002.

In connection with the acquisition described in note 3, the Company has entered into an agreement to sell the value ascribed to the Market Street Fund to Gartmore Global Investments, Inc. (GGI) at fair value, which approximates $4.6 million. This transaction is expected to close in second quarter 2003. The Company has also entered into an agreement with GGI for GGI to serve as interim investment advisor to the Market Street Fund until the sale. Fees paid to GGI as interim investment advisor during the three months ended December 31, 2002 were $0.2 million.

(15)  CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's consolidated financial position or results of operations.

The Company is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with the Company.

The Company is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. A ruling has not been issued. The proposed settlement amount of $15.0 million plus other costs to settle had been previously accrued by the Company.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  LEASE COMMITMENTS

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                           RENTAL
                          PAYMENTS   SUBLEASE RENTALS
                          --------   ----------------
Year ending December 31:
          2003             $12.2           $0.2
          2004              10.2            0.1
          2005               8.0             --
          2006               7.0             --
          2007               6.1             --
       Thereafter            7.9             --
                           -----           ----
                           $51.4           $0.3
                           =====           ====

Total related rent expense was $3.5 million, which was net of sublease income of $0.1 million, for the three months ended December 31, 2002.

(17)  CLOSED BLOCK

The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

Summarized financial information for the closed block follows:

                                                                    AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2002
-------------                                                 -----------------
Closed block liabilities:
  Future policyholder benefits..............................      $1,970.2
  Policyholder funds and accumulated dividends..............         136.6
  Policyholder dividends payable............................          67.1
  Policyholder dividend obligation..........................            --
  Other policy obligations..................................           9.8
  Other closed block liabilities............................           0.8
                                                                  --------
     Total closed block liabilities.........................       2,184.5
                                                                  --------

Assets designated to the closed block:
  Fixed maturity securities available-for-sale, at estimated
     fair value (cost $1,238.0).............................       1,243.1
  Mortgage loans on real estate.............................         257.9
  Policy loans..............................................         242.2
  Other closed block assets.................................          74.1
                                                                  --------
     Total closed block assets..............................       1,817.3
                                                                  --------
     Excess of reported closed block liabilities over assets
      designated to the closed block........................         367.2
                                                                  --------

Portion of above representing other comprehensive income
  Increase in unrealized appreciation.......................           5.1
  Increase in policyholder dividend obligation..............            --
                                                                  --------
     Total..................................................           5.1
                                                                  --------
     Maximum future earnings to be recognized from closed
      block assets and liabilities..........................      $  372.3
                                                                  ========

Other comprehensive income:
  Fixed maturity securities available-for-sale:
     Fair value.............................................      $1,243.1
     Amortized cost.........................................       1,238.0
                                                                  --------
     Unrealized appreciation................................      $    5.1
                                                                  ========

                                                                 FOR THE THREE
                                                                 MONTHS ENDED
(IN MILLIONS)                                                  DECEMBER 31, 2002
-------------                                                  -----------------
Closed block operations:
  Closed block revenues:
     Premiums...............................................        $ 35.0
     Net investment income..................................          27.4
     Other income...........................................            --
     Realized investment losses.............................          (1.5)
                                                                    ------
     Total closed block revenues............................          60.9
                                                                    ------
Closed block benefits and expenses:
  Policy and contract benefits..............................          44.8
  Change in future policyholder benefits and interest
     credited to policyholder account values................          (4.4)
  Dividends to policyholders................................          16.7
  Change in policyholder dividend obligation................            --
  Other closed block expenses...............................           0.4
                                                                    ------
     Total closed block benefits and expenses...............          57.5
                                                                    ------
Total closed block revenues, net of closed block benefits
  and expenses, before federal income taxes.................           3.4
Federal income taxes........................................           1.2
                                                                    ------
Closed block revenues, net of closed block benefits and
  expenses and federal income taxes.........................        $  2.2
                                                                    ======
Maximum future earnings from closed block assets and
  liabilities:
  Beginning of period.......................................        $   --
  Change during period......................................         372.3
                                                                    ------
  End of period.............................................        $372.3
                                                                    ======

Actual closed block earnings for the three months ended December 31, 2002 were less than expected closed block earnings as determined in the actuarial calculation. Therefore, no policyholder dividend obligation exists at December 31, 2002.

(18)  SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance.

The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Institutional Products segment is comprised of group (pension) annuity products.

The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company's noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

The following tables summarize the financial results of the Company's business segments for the three months ended December 31, 2002.

                                           INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                               ANNUITY       PRODUCTS      INSURANCE   CORPORATE    TOTAL
-------------                              ----------   -------------   ---------   ---------   --------
Net investment income....................   $   12.5      $    6.6      $   33.5     $  3.2     $   55.8
Other operating revenue..................        3.2           4.2          86.5        8.6        102.5
                                            --------      --------      --------     ------     --------
     Total operating revenue.............       15.7          10.8         120.0       11.8        158.3
                                            --------      --------      --------     ------     --------
Interest credited to policyholder Account
  balances...............................        7.4           7.0           1.8         --         16.2
Amortization DAC.........................         --            --           4.5         --          4.5
Amortization of VOBA.....................        3.3          (0.4)         12.2        0.1         15.2
Other benefits and expenses..............        1.5           3.0          79.9        8.2         92.6
                                            --------      --------      --------     ------     --------
     Total benefits and expenses.........       12.2           9.6          98.4        8.3        128.5
                                            --------      --------      --------     ------     --------
Operating income (loss) before Federal
  income tax expense.....................        3.5           1.2          21.6        3.5         29.8
Net realized losses on investments.......         --            --          (1.5)      (1.6)        (3.1)
                                            --------      --------      --------     ------     --------
Income (loss) before federal income tax
  expense................................   $    3.5      $    1.2      $   20.1     $  1.9     $   26.7
                                            ========      ========      ========     ======     ========
Assets as of December 31, 2002...........   $1,691.1      $1,640.6      $4,603.3     $376.2     $8,311.2
                                            ========      ========      ========     ======     ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(19)  VARIABLE INTEREST ENTITIES

As of December 31, 2002, the Company had investments of $17.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See note 2 (l). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $17.0 million, which is the carrying value of the Tax Credit Funds held by the Company.

                      [This Page Intentionally Left Blank]

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002
                 AND THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Provident Mutual Life Insurance Company:

     We have audited the accompanying consolidated balance sheet of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the related consolidated statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 2002 consolidated financial statements referred to above present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the results of their operations and their cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the consolidated balance sheet as of December 31, 2001 and the related consolidated statements of operations, changes in equity and cash flows for each of the two years in the period ended December 31, 2001 present fairly, in all material respects, the financial position, results of operations and cash flows of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2001 and for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2002             2001
                                                              -------------    ------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002-$3,057,711;
      2001-$3,024,128)......................................   $3,169,498       $2,999,334
     Equity securities (cost: 2002-$21,291; 2001-$21,661)...       20,549           22,043
  Mortgage loans............................................      503,875          563,403
  Real estate...............................................       23,207           25,005
  Policy loans and premium notes............................      358,078          365,175
  Other invested assets.....................................       65,464           70,076
                                                               ----------       ----------
       Total investments....................................    4,140,671        4,045,036
                                                               ----------       ----------
Cash and cash equivalents...................................       57,298          126,414
Premiums due................................................        7,134            8,902
Investment income due and accrued...........................       74,152           68,677
Deferred policy acquisition costs...........................      882,652          936,084
Reinsurance recoverable.....................................      156,296          162,164
Separate account assets.....................................    2,825,655        3,702,984
Other assets................................................      135,581          141,772
                                                               ----------       ----------
       Total assets.........................................   $8,279,439       $9,192,033
                                                               ==========       ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $3,825,107       $3,869,907
  Policyholder funds........................................      153,867          159,865
  Policyholder dividends payable............................       35,600           35,401
  Other policy obligations..................................       23,602           21,914
                                                               ----------       ----------
       Total policy liabilities.............................    4,038,176        4,087,087
                                                               ----------       ----------
Expenses payable............................................       82,757           25,351
Taxes payable...............................................        6,334            5,101
Federal income taxes payable:
  Current...................................................           --           16,250
  Deferred..................................................       92,005           95,570
Separate account liabilities................................    2,825,655        3,702,984
Other liabilities...........................................       76,833           78,628
                                                               ----------       ----------
       Total liabilities....................................    7,121,760        8,010,971
                                                               ----------       ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 9, 10 AND 11
EQUITY
  Retained earnings.........................................    1,124,876        1,194,086
  Accumulated other comprehensive income:
     Net unrealized appreciation (depreciation) on
      securities available for sale.........................       32,803          (13,024)
                                                               ----------       ----------
       Total equity.........................................    1,157,679        1,181,062
                                                               ----------       ----------
       Total liabilities and equity.........................   $8,279,439       $9,192,033
                                                               ==========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                            NINE MONTHS
                                                               ENDED        YEARS ENDED DECEMBER 31,
                                                           SEPTEMBER 30,    ------------------------
                                                               2002            2001          2000
                                                           -------------    ----------    ----------
REVENUES
Policy and contract charges..............................    $ 135,923       $177,865      $173,597
Premiums.................................................      114,906        166,604       189,913
Net investment income....................................      215,276        296,376       317,192
Other income.............................................       33,875         49,048        51,811
Net realized losses on investments.......................     (115,949)       (11,574)       (2,889)
                                                             ---------       --------      --------
  Total revenues.........................................      384,031        678,319       729,624
                                                             ---------       --------      --------
BENEFITS AND EXPENSES
Policy and contract benefits.............................      143,233        209,702       217,722
Change in future policyholder benefits...................       55,094         75,799        85,121
Operating expenses.......................................       76,232         75,968        69,665
Amortization of deferred policy acquisition costs........       80,818         63,154        86,312
Policyholder dividends...................................       51,036         70,403        68,529
Demutualization expenses.................................       61,815         17,831            --
Noninsurance commissions and expenses....................       31,735         41,963        47,359
                                                             ---------       --------      --------
  Total benefits and expenses............................      499,963        554,820       574,708
                                                             ---------       --------      --------
     (Loss) income before income taxes...................     (115,932)       123,499       154,916
                                                             ---------       --------      --------
Income tax (benefit) expense:
  Current................................................      (18,480)        (1,836)       29,213
  Deferred...............................................      (28,242)        31,831        20,271
                                                             ---------       --------      --------
     Total income tax (benefit) expense..................      (46,722)        29,995        49,484
                                                             ---------       --------      --------
       Net (loss) income.................................    $ (69,210)      $ 93,504      $105,432
                                                             =========       ========      ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
 NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED DECEMBER 31, 2001 AND
                                      2000
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 2000...........................  $  995,150       $(44,206)      $  950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................   1,100,582        (46,902)       1,053,680
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,504             --           93,504
     Other comprehensive income, net of tax:
       Change in unrealized appreciation due to
          transfer of held to maturity securities....                      2,688            2,688
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         31,190           31,190
                                                                                       ----------
  Total comprehensive income.........................                                     127,382
                                                       ----------       --------       ----------
Balance at December 31, 2001.........................   1,194,086        (13,024)       1,181,062
                                                                                       ----------
  Comprehensive income/(loss)
     Net loss........................................     (69,210)            --          (69,210)
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         45,827           45,827
                                                                                       ----------
  Total comprehensive loss...........................                                     (23,383)
                                                       ----------       --------       ----------
Balance at September 30, 2002........................  $1,124,876       $ 32,803       $1,157,679
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS         YEARS ENDED
                                                                  ENDED           DECEMBER 31,
                                                              SEPTEMBER 30,   ---------------------
                                                                  2002          2001        2000
                                                              -------------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................  $     (69,210)  $  93,504   $ 105,432
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................         59,500      86,896      99,997
  Amortization of deferred policy acquisition costs.........         80,818      63,154      86,312
  Capitalization of deferred policy acquisition costs.......        (74,245)   (134,783)   (144,388)
  Deferred income taxes.....................................        (28,242)     31,831      20,271
  Net realized losses on investments........................        115,949      11,574       2,889
  Change in reinsurance recoverable.........................          5,868      (1,079)     (5,214)
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................       (119,723)   (205,671)   (250,522)
  Other, net................................................         31,132     (34,349)    (25,551)
                                                              -------------   ---------   ---------
    Net cash provided by (used in) operating activities.....          1,847     (88,923)   (110,774)
                                                              -------------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............         57,279     443,495     296,332
  Fixed maturity securities held to maturity................             --          --       5,128
  Equity securities available for sale......................          1,138           7       2,174
  Real estate...............................................             --       3,862       2,186
  Other invested assets.....................................          5,898      12,415       6,128
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............        289,549     339,112     279,616
  Fixed maturity securities held to maturity................             --          --      63,282
  Mortgage loans............................................         58,836     161,973      72,738
Purchases of investments:
  Fixed maturity securities available for sale..............       (478,821)   (810,908)   (424,739)
  Fixed maturity securities held to maturity................             --          --      (6,293)
  Equity securities available for sale......................         (4,950)     (3,127)       (256)
  Mortgage loans............................................             --    (129,307)   (113,478)
  Real estate...............................................           (209)       (453)       (697)
  Other invested assets.....................................        (11,182)    (16,317)    (26,138)
Proceeds from sale of subsidiary............................         10,788          --          --
Contributions of separate account seed money................           (150)       (250)     (2,536)
Withdrawals of separate account seed money..................            923      15,032          --
Policy loans and premium notes, net.........................          7,097       9,479      (8,608)
Additions to property and equipment.........................         (1,647)     (3,672)     (8,679)
                                                              -------------   ---------   ---------
    Net cash (used in) provided by investing activities.....        (65,451)     21,341     136,160
                                                              -------------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....        476,868     970,702     945,308
Variable universal life and investment product
  withdrawals...............................................       (482,380)   (841,578)   (966,075)
                                                              -------------   ---------   ---------
    Net cash (used in) provided by financing activities.....         (5,512)    129,124     (20,767)
                                                              -------------   ---------   ---------
    Net change in cash and cash equivalents.................        (69,116)     61,542       4,619
Cash and cash equivalents, beginning of period..............        126,414      64,872      60,253
                                                              -------------   ---------   ---------
Cash and cash equivalents, end of period....................  $      57,298   $ 126,414   $  64,872
                                                              =============   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for income taxes................  $       6,836   $  16,959   $  28,772
                                                              =============   =========   =========
Foreclosure of mortgage loans...............................  $          --   $      --   $   7,050
                                                              =============   =========   =========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BACKGROUND

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 82% of the Company's sales for the period ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the period ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 15), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

PLACA sells certain variable annuity and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force. PLACA also maintains blocks of individual variable and fixed annuities.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA. On June 28, 2002, PHC sold Sigma American Corporation, a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Statutory net (loss) income was $(111.3) million, $44.0 million and $84.5 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Statutory surplus was $438.5 million and $527.0 million as of September 30, 2002 and December 31, 2001, respectively.

The preparation of the accompanying consolidated financial statements in accordance with GAAP required management to make estimates and assumptions that affect the reported values of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. Until December 31, 2000, fixed maturity securities that the Company had the intent and ability to hold to maturity were designated as "held to maturity" and reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/ depreciation on these securities is recorded directly in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $7.3 million and $6.9 million at September 30, 2002 and December 31, 2001, respectively.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. The straight line method of depreciation is used for real estate occupied by the Company. Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures and limited partnerships are carried on the equity method. The separate account seed money is carried at fair value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts and guaranteed investment contracts (GICs).

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 3.0% to 10.0% for the period in 2002.

  Traditional Life Insurance and Accident and Health Insurance Products

Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in-force was 77% and 78% of face value of total life insurance in force at September 30, 2002 and December 31, 2001, respectively.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

FEDERAL INCOME TAXES

The Company files a consolidated Federal income tax return with its life insurance and noninsurance subsidiaries. The life companies' tax provisions include an equity tax. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

TERMINATION BENEFITS

In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

In connection with this initiative, approximately 125 employees were terminated. As of September 30, 2002, there was no further liability for employee termination costs. Employee termination costs included in operating expenses were $.9 million and $3.8 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

DEMUTUALIZATION EXPENSES

Expenses incurred in conjunction with the sponsored demutualization transaction, more fully discussed in Note 15, include the cost of enlisting the services of external actuarial, legal, accounting, investment banking and other consultants to advise the Company and the Insurance Department of the Commonwealth of Pennsylvania in the demutualization process and related matters as well as the cost of printing and postage for communications with policyholders and other administrative costs.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, "Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51" (FIN 46). Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 14 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The amortization of goodwill from past business combinations ceased upon adoption of this statement. At the time of adoption, the Company had unamortized goodwill of $5.6 million. Sigma American Corporation, the subsidiary carrying the goodwill, was sold on June 28, 2002. As of September 30, 2002 the Company had no unamortized goodwill.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 and December 31, 2001 (in millions):

                                             SEPTEMBER 30, 2002      DECEMBER 31, 2001
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Investments available for sale:
  Fixed maturity securities...............  $3,169.5    $3,169.5    $2,999.3    $2,999.3
  Equity securities.......................     $20.5       $20.5       $22.0       $22.0
Mortgage loans............................    $561.9      $503.9      $581.8      $563.4
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............      $5.3        $5.3       $16.7       $16.3
Group annuities...........................  $1,492.7    $1,495.9    $1,739.9    $1,757.2
Supplementary contracts without life
  contingencies...........................     $27.8       $27.1       $28.3       $27.1
Individual annuities......................  $1,493.9    $1,497.0    $1,799.0    $1,824.1

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities was $17.9 million and $18.4 million, respectively, at September 30, 2002 and $21.3 million and $21.9 million, respectively, at December 31, 2001.

GROUP ANNUITIES

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 and December 31, 2001 are as follows (in millions):

                                                                   SEPTEMBER 30, 2002
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                   COST         GAINS         LOSSES        VALUE
------------------                                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   19.7       $  2.6        $  --       $   22.3
Obligations of states and political
  subdivisions...................................       9.3           .7           --           10.0
Debt securities issued by foreign governments....       1.8           .5           --            2.3
Corporate securities.............................   2,748.6        184.3         90.8        2,842.1
Mortgage-backed securities.......................     278.3         14.5           --          292.8
                                                   --------       ------        -----       --------
  Subtotal -- fixed maturities...................   3,057.7        202.6         90.8        3,169.5
Equity securities................................      21.3           .9          1.7           20.5
                                                   --------       ------        -----       --------
  Total..........................................  $3,079.0       $203.5        $92.5       $3,190.0
                                                   ========       ======        =====       ========

                                                                    DECEMBER 31, 2001
                                                      ----------------------------------------------
                                                      AMORTIZED   UNREALIZED   UNREALIZED     FAIR
AVAILABLE FOR SALE                                      COST        GAINS        LOSSES      VALUE
------------------                                    ---------   ----------   ----------   --------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..............  $   26.2      $ 1.6        $   --     $   27.8
Obligations of states and political subdivisions....      23.6         .8            .6         23.8
Debt securities issued by foreign governments.......       5.4         .3            --          5.7
Corporate securities................................   2,715.2       72.7         107.2      2,680.7
Mortgage-backed securities..........................     253.7        8.3            .7        261.3
                                                      --------      -----        ------     --------
  Subtotal -- fixed maturities......................   3,024.1       83.7         108.5      2,999.3
Equity securities...................................      21.6         .9            .5         22.0
                                                      --------      -----        ------     --------
  Total.............................................  $3,045.7      $84.6        $109.0     $3,021.3
                                                      ========      =====        ======     ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $  244.7      $  243.0
Due after one year through five years.......................     969.3       1,008.0
Due after five years through ten years......................     751.7         804.2
Due after ten years.........................................   1,092.0       1,114.3
                                                              --------      --------
  Total.....................................................  $3,057.7      $3,169.5
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 are summarized as follows (in millions):

                                                            2002       2001     2000
                                                           -------    ------    -----
Fixed maturities.........................................  $(103.1)   $(13.5)   $(2.7)
Equity securities........................................     (4.2)       --      1.4
Mortgage loans...........................................       .1        --     (1.4)
Real estate..............................................     (1.5)       --     (1.8)
Other invested assets....................................     (8.5)      1.7      1.6
Other assets.............................................      1.3        .2       --
                                                           -------    ------    -----
                                                           $(115.9)   $(11.6)   $(2.9)
                                                           =======    ======    =====

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $105.0 million for the nine months ended September 30, 2002 and $28.8 million and $3.2 million for the years ended December 31, 2001 and 2000, respectively.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 and 2000 were $57.3 million, $443.5 million and $296.3 million, respectively. Gross gains of $1.7 million, $17.9 million and $3.0 million were realized on sales of fixed maturities for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000, respectively.

During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. The security was sold in response to significant deterioration in the creditworthiness of the issuer.

Net unrealized appreciation (depreciation) on available for sale securities as of September 30, 2002 and December 31, 2001 is summarized as follows (in millions):

                                                               2002      2001
                                                              ------    ------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $111.8    $(24.8)
  Equities..................................................     (.8)       .4
  Separate account seed money...............................    (4.7)     (3.4)
                                                              ------    ------
                                                               106.3     (27.8)

  Adjustment to deferred policy acquisition costs...........   (34.7)     12.1
  Adjustment to future policyholder benefits................   (21.1)     (4.3)
  Deferred Federal income taxes.............................   (17.7)      7.0
                                                              ------    ------
Net unrealized appreciation (depreciation)..................  $ 32.8    $(13.0)
                                                              ======    ======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 (in millions):

                                                            2002      2001      2000
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $171.8    $228.4    $219.7
  Held to maturity.......................................      --        --      21.8
Equity securities........................................      .3        .2        .3
Mortgage loans...........................................    32.8      49.5      50.2
Real estate..............................................      .3       1.5       1.4
Policy loans.............................................    18.6      24.7      24.7
Other invested assets....................................      --       5.6      12.1
Cash and cash equivalents................................      .8       3.0       2.4
Other, net...............................................      .9       1.7        .3
                                                           ------    ------    ------
                                                            225.5     314.6     332.9
Less investment expenses.................................   (10.2)    (18.2)    (15.7)
                                                           ------    ------    ------
Net investment income....................................  $215.3    $296.4    $317.2
                                                           ======    ======    ======

The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15, "Structured Notes Acquired for a Specific Investment Strategy". Income of $2.8 million was earned for the nine months ended September 30, 2002 and $3.7 million each year on this note during 2001 and 2000. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $1.8 million for the nine months ended September 30, 2002 and $2.4 million for each year during 2001 and 2000. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

There were $14.7 million of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans was $6.0 million and $3.6 million, which are net of reserves of $1.7 million and $.6 million, as of September 30, 2002 and December 31, 2001, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows (in millions):

                                                              2002    2001
                                                              ----    -----
Balance at January 1........................................  $6.9    $ 8.1
Provision, net of recoveries................................    .4     (1.2)
                                                              ----    -----
Balance at end of period....................................  $7.3    $ 6.9
                                                              ====    =====

The average recorded investment in impaired loans was $4.8 million and $3.4 million as of September 30, 2002 and December 31, 2001, respectively. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 was $.5 million, $.3 million and $.3 million, respectively. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate holdings are as follows at September 30, 2002 and December 31, 2001 (in millions):

                                                              2002     2001
                                                              -----    -----
Occupied by the Company.....................................  $17.1    $17.5
Foreclosed..................................................    6.1      7.5
                                                              -----    -----
                                                              $23.2    $25.0
                                                              =====    =====

Depreciation expense was $.5 million, $.6 million and $.6 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Accumulated depreciation for real estate totaled $6.1 million and $5.6 million at September 30, 2002 and December 31, 2001, respectively. Other-than-temporary impairments to fair value for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 were $1.5 million, $0 and $1.8 million, respectively.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows (in millions):

                                                            2002      2001      2000
                                                           ------    ------    ------
Balance at January 1,....................................  $936.1    $899.7    $850.7
Expenses deferred........................................    74.2     134.8     144.4
Amortization of DAC......................................   (80.8)    (63.2)    (86.3)
Effect on DAC from unrealized (gains) losses.............   (46.8)    (35.2)     (9.1)
                                                           ------    ------    ------
Balance at end of period.................................  $882.7    $936.1    $899.7
                                                           ======    ======    ======

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $21.4 million, before tax, or $13.9 million, net of $7.5 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $7.9 million and Asset Accumulation -- $6.0 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the nine months ended September 30, 2002 and the year ended December 31, 2001, as well as the funded status as of September 30, 2002 and December 31, 2001 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2002      2001      2002      2001
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of period...  $ 85.4    $ 96.3    $ 29.9    $ 25.0
Service cost....................................     2.1       3.0        .1        .2
Interest cost...................................     4.7       7.0       1.5       2.0
Plan participants' contributions................      --        --        --        --
Plan amendments.................................      --        --        --      (1.1)
Actuarial loss..................................    20.7       2.2       3.1       5.9
Settlements.....................................      --      (2.6)       --        --
Special termination benefits....................      --       1.7        --        --
Gross benefits paid.............................   (21.5)    (22.2)     (1.9)     (2.1)
                                                  ------    ------    ------    ------
Net benefit obligation at end of period.........    91.4      85.4      32.7      29.9
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  period........................................   148.5     178.4        --        --
Actual return on plan assets....................   (20.9)     (8.5)       --        --
Employer contributions..........................     4.0        .8       1.9       2.1
Plan participants' contributions................      --        --        --        --
Gross benefits paid.............................   (21.5)    (22.2)     (1.9)     (2.1)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of period......   110.1     148.5        --        --
                                                  ------    ------    ------    ------

Funded status...................................    18.7      63.1     (32.7)    (29.9)
Unrecognized actuarial loss (gain)..............    47.1      (4.1)     (7.5)    (11.1)
Unrecognized prior service cost.................     3.8       4.1       3.8       4.1
Unrecognized net transition asset...............    (5.8)     (6.7)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 63.8    $ 56.4    $(36.4)   $(36.9)
                                                  ======    ======    ======    ======

The following table presents the amounts recognized in the consolidated balance sheets as of September 30, 2002 and December 31, 2001 (in millions):

                                                   PENSION BENEFITS      OTHER BENEFITS
                                                   -----------------    ----------------
                                                    2002      2001       2002      2001
                                                   ------    -------    ------    ------
Prepaid benefit cost.............................  $72.9     $ 68.0     $   --    $   --
Accrued benefit liability........................   (9.1)     (11.6)     (36.4)    (36.9)
Additional minimum liability.....................   (1.3)       (.7)        --        --
Intangible asset.................................    1.3         .7         --        --
                                                   -----     ------     ------    ------
NET AMOUNT RECOGNIZED............................  $63.8     $ 56.4     $(36.4)   $(36.9)
                                                   =====     ======     ======    ======

The components of net periodic benefit (income) cost for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000 are as follows (in millions):

                                      PENSION BENEFITS               OTHER BENEFITS
                                  -------------------------      ----------------------
                                  2002      2001      2000       2002    2001     2000
                                  -----    ------    ------      ----    -----    -----
Service cost....................  $ 2.1    $  3.0    $  3.4      $ .1    $  .3    $  .3
Interest cost...................    4.7       7.0       7.3       1.5      2.0      1.9
Expected return on assets.......   (9.7)    (15.6)    (16.8)       --       --       --
Amortization of:
  Transition asset..............    (.9)     (1.6)     (1.6)       --       --       --
  Prior service cost............     .3        .4        .4        .3       .4       .4
  Actuarial loss (gain).........     .1      (1.9)     (3.7)      (.6)    (1.1)    (1.1)
Settlement credit...............     --      (3.3)       --        --       --       --
Special termination charge......     --       1.7        --        --       --       --
                                  -----    ------    ------      ----    -----    -----
NET PERIODIC BENEFIT (INCOME)
  COST..........................  $(3.4)   $(10.3)   $(11.0)     $1.3    $ 1.6    $ 1.5
                                  =====    ======    ======      ====    =====    =====

During 2001, in certain of the Company's defined benefit plans, lump-sum cash payments to employees exceeded the sum of the periodic service cost and interest cost of the related plans. The 2001 lump-sum amount is reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits" (SFAS 88). During 2001, pretax income of $3.3 million resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

As a result of the voluntary early retirement program undertaken in 2001, the Company incurred expenses for enhanced retirement benefits. In accordance with SFAS 88, the Company reported a pretax charge of $1.7 million that is reflected as a "special termination charge" as a component of net periodic pension (income) cost in the table above and as "special termination benefits" in the change in benefit obligation table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $11.7 million, $9.3 million, and $0, respectively, at September 30, 2002, and were $13.1 million, $11.1 million, and $0, respectively, at December 31, 2001.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .07         $ (.06)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.37         $(1.23)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of September 30, 2002 and December 31, 2001:

                                                     PENSION BENEFITS       OTHER BENEFITS
                                                     -----------------      --------------
                                                      2002       2001       2002     2001
                                                     ------     ------      -----    -----
Discount rate......................................   5.75%      7.25%      6.60%    7.25%
Expected return on plan assets.....................   9.00%      9.00%       N/A      N/A
Rate of compensation increase......................   4.00%      4.25%      4.00%    4.25%

Effective September 30, 2002, the Company decreased its discount rate to 5.75% for pension benefits and 6.60% for other benefits and decreased its rate of compensation increase to 4.00%. Effective December 31, 2001, the Company decreased its discount rate to 7.25% and decreased its rate of compensation increase to 4.25%.

A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2002 and 2001, decreasing 1% per year to an ultimate rate of 5.25%.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $1.3 million, $3.7 million, and $4.6 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

9.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows (in millions):

                                                        NINE MONTHS         YEAR ENDED
                                                           ENDED           DECEMBER 31,
                                                       SEPTEMBER 30,      --------------
                                                           2002           2001     2000
                                                       -------------      -----    -----
Federal income tax at statutory rate of 35%..........     $(40.6)         $43.2    $54.2
  Current year equity tax............................         --            3.7      6.0
  True down of prior years' equity tax...............       (5.5)          (9.5)    (6.1)
  Dividend received deduction........................       (3.4)          (9.3)    (3.7)
  Non-deductible reorganization expenses.............       16.9            6.1       --
  Low income housing credits.........................       (1.5)          (2.2)      --
  Other..............................................       (1.8)          (2.0)     (.9)
  Provision adjustment...............................      (10.8)            --       --
                                                          ------          -----    -----
(Benefit) provision for Federal income tax from
  operations.........................................     $(46.7)         $30.0    $49.5
                                                          ======          =====    =====

Components of the Company's net deferred income tax liability are as follows at September 30, 2002 and December 31, 2001 (in millions):

                                                               2002      2001
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $241.0    $261.2
Prepaid pension asset.......................................    24.5      24.5
Net unrealized gain on available for sale securities........    37.5        --
                                                              ------    ------
  Total deferred tax liability..............................   303.0     285.7
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   146.1     142.5
Net unrealized loss on available for sale securities........      --       7.0
Employee benefit accruals...................................    18.2      17.3
Invested assets.............................................    35.6       7.9
Policyholder dividends......................................     8.8       8.9
Capitalized merger costs....................................    20.3        --
Other.......................................................     2.3       6.5
                                                              ------    ------
  Total gross deferred tax asset............................   231.3     190.1
                                                              ------    ------
Less: valuation allowance...................................   (20.3)       --
                                                              ------    ------
  Net deferred tax asset....................................   211.0     190.1
                                                              ------    ------
Net deferred tax liability..................................  $ 92.0    $ 95.6
                                                              ======    ======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the sponsored demutualization, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million and $0 million were established in 2002 and 2001, respectively.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

10.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
SEPTEMBER 30, 2002:
Life insurance in force.......................  $50,279.2    $14,915.8      $ 57.2      $35,420.6
                                                =========    =========      ======      =========
Premiums......................................  $   125.3    $    10.7      $   .3      $   114.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,823.5    $   156.3      $  1.6      $ 3,668.8
                                                =========    =========      ======      =========
DECEMBER 31, 2001:
Life insurance in force.......................  $49,904.3    $15,203.2      $ 71.6      $34,772.7
                                                =========    =========      ======      =========
Premiums......................................  $   184.5    $    18.3      $   .4      $   166.6
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,868.2    $   162.2      $  1.7      $ 3,707.7
                                                =========    =========      ======      =========
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,856.4    $   161.1      $  2.1      $ 3,697.4
                                                =========    =========      ======      =========

11.  COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at September 30, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                           SUBLEASE
                                                               RENTAL      RENTALS
                                                              PAYMENTS    RECEIVABLE
                                                              --------    ----------
Three months ending December 31, 2002.......................   $ 2.1         $.3
Year ending December 31:
  2003......................................................    12.0          .2
  2004......................................................     9.4          .1
  2005......................................................     7.0          --
  2006......................................................     6.0          --
  Thereafter................................................    12.2          --
                                                               -----         ---
                                                               $48.7         $.6
                                                               =====         ===

Total related rent expense was $12.0 million, $15.1 million and $15.5 million, respectively, which was net of sublease income of $.3 million, $.3 million and $.9 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $29.0 million. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of fair value plus accrued interest is required. For equities, cash collateral totaling 105% of fair value is required. There were no securities lending positions at September 30, 2002 and December 31, 2001.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002 and December 31, 2001, carrying value of approximately $292.2 million and $219.1 million, respectively, in debt security investments (8.9% and 7.3%, respectively, of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at September 30, 2002 of $12.9 million were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $4.2 million, $2.7 million and $2.1 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company's debt security investments did not exceed 13% of total assets in any industry at September 30, 2002 and 8% as of December 31, 2001.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

There were no mortgage loans as of September 30, 2002 and one mortgage loan totaling $.4 million as of December 31, 2001 in which payments on principal and/or interest were over 90 days past due. Foregone interest related to loans in default totaled $.1 million, $.2 million and $.3 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

The Company has approximately $50 million of available and unused lines of credit at September 30, 2002.

RISK-BASED CAPITAL

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

LITIGATION AND UNASSERTED CLAIMS

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The Court approved the settlement by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

In August 2002, the Company proposed a settlement in the class action that had been filed against the Company and members of its board of directors regarding the Company's proposed conversion to a mutual holding company. A settlement hearing was held in the Court of Common Pleas of Philadelphia County, Pennsylvania, on December 17, 2002. A ruling has not been issued. The proposed settlement amount of $15.0 million plus other costs to settle were expensed and accrued during the quarter ended September 30, 2002.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                       BEFORE       TAX         NET OF
                                                        TAX      (EXPENSE)       TAX
                                                       AMOUNT     BENEFIT       AMOUNT
                                                       ------    ---------    ----------
NINE MONTHS ENDED SEPTEMBER 30, 2002:
Net unrealized appreciation (depreciation) on
  securities, DAC and reserves.......................  $(45.5)    $ 15.9        $(29.6)
Less: reclassification adjustment for losses realized
  in net income (loss)...............................   116.0      (40.6)         75.4
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC and reserves......  $ 70.5     $(24.7)       $ 45.8
                                                       ======     ======        ======
YEAR ENDED DECEMBER 31, 2001:
Net unrealized appreciation (depreciation) on
  securities and DAC.................................  $ 40.5     $(14.1)       $ 26.4
Less: reclassification adjustment for losses realized
  in net income......................................    11.6       (4.1)          7.5
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC...................  $ 52.1     $(18.2)       $ 33.9
                                                       ======     ======        ======
YEAR ENDED DECEMBER 31, 2000:
Net unrealized appreciation (depreciation) on
  securities and DAC.................................  $ (7.1)    $  2.5        $ (4.6)
Less: reclassification adjustment for losses realized
  in net income......................................     2.9       (1.0)          1.9
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC...................  $ (4.2)    $  1.5        $ (2.7)
                                                       ======     ======        ======

13.  SEGMENT INFORMATION

The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

Segment financial data as of and for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows (in millions):

SEGMENT INCOME FOR THE NINE MONTHS                 INSURANCE        ASSET
ENDED SEPTEMBER 30, 2002                           PROTECTION    ACCUMULATION    OTHER      TOTAL
----------------------------------                 ----------    ------------    ------    --------
Policy and contract charges......................   $  113.1       $   22.8      $   --    $  135.9
Premiums.........................................      113.6            1.1         0.2       114.9
Net investment income............................      120.6           78.1        16.6       215.3
Other income.....................................        1.2            2.3        30.4        33.9
Net realized losses on investments...............      (61.0)         (32.8)      (22.2)     (116.0)
                                                    --------       --------      ------    --------
     Total Revenues..............................      287.5           71.5        25.0       384.0
Policy and contract benefits.....................      137.4            5.0         0.8       143.2
Change in future policyholder benefits...........        1.9           53.3        (0.1)       55.1
Amortization of deferred policy acquisition
  costs..........................................       65.4           15.4          --        80.8
Other benefits and expenses......................       93.4           13.6       113.8       220.8
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      298.1           87.3       114.5       499.9
Loss before income taxes.........................      (10.6)         (15.8)      (89.5)     (115.9)
Income tax benefit...............................       (8.2)         (12.2)      (26.3)      (46.7)
                                                    --------       --------      ------    --------
NET LOSS.........................................   $   (2.4)      $   (3.6)     $(63.2)   $  (69.2)
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF SEPTEMBER 30, 2002..........   $4,497.5       $3,333.0      $448.9    $8,279.4
                                                    ========       ========      ======    ========

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2001                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  144.1       $   33.8      $   --    $  177.9
Premiums.........................................      164.7            1.6         0.3       166.6
Net investment income............................      164.4          106.4        25.6       296.4
Other income.....................................        2.5            4.6        41.9        49.0
Net realized losses on investments...............       (2.5)          (5.7)       (3.4)      (11.6)
                                                    --------       --------      ------    --------
     Total Revenues..............................      473.2          140.7        64.4       678.3
Policy and contract benefits.....................      201.4            6.7         1.6       209.7
Change in future policyholder benefits...........        1.3           77.5        (3.0)       75.8
Amortization of deferred policy acquisition
  costs..........................................       47.4           15.8          --        63.2
Other benefits and expenses......................      119.2           17.4        69.5       206.1
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      369.3          117.4        68.1       554.8
Income (loss) before income taxes................      103.9           23.3        (3.7)      123.5
Income tax expense (benefit).....................       34.0            4.3        (8.3)       30.0
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   69.9       $   19.0      $  4.6    $   93.5
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2001...........   $4,743.7       $3,973.3      $475.0    $9,192.0
                                                    ========       ========      ======    ========

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONCLUDED)

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2000                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  136.2       $   37.4      $   --    $  173.6
Premiums.........................................      175.2           14.4         0.3       189.9
Net investment income............................      166.9          113.9        36.4       317.2
Other income.....................................        0.4            1.3        50.1        51.8
Net realized gains/(losses) on investments.......       (0.7)          (2.5)        0.3        (2.9)
                                                    --------       --------      ------    --------
     Total Revenues..............................      478.0          164.5        87.1       729.6
Policy and contract benefits.....................      203.4           11.9         2.4       217.7
Change in future policyholder benefits...........       (3.2)          89.1        (0.8)       85.1
Amortization of deferred policy acquisition
  costs..........................................       68.4           17.9          --        86.3
Other benefits and expenses......................      124.4           16.9        44.3       185.6
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      393.0          135.8        45.9       574.7
Income before income taxes.......................       85.0           28.7        41.2       154.9
Income tax expense...............................       30.0            8.4        11.1        49.5
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   55.0       $   20.3      $ 30.1    $  105.4
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2000...........   $4,692.2       $3,997.2      $474.1    $9,163.5
                                                    ========       ========      ======    ========

14.  VARIABLE INTEREST ENTITIES

As of September 30, 2002, the Company had investments of $16.8 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See Note 2. The Company's maximum exposure to loss as a result of its involvement in these VIEs is $16.8 million, which is the carrying value of the Tax Credit Funds held by the Company.

15.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA).

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C

                               OTHER INFORMATION

Item 27.  Exhibits

 1. Board of Directors Resolutions


     a) Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account(1)


     b) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account(1)

     c) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account(1)

     d) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account(1)

     e) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account(1)

     f) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account(1)

     g) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account(3)

     h) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account(3)

     i) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account(9)

     j) Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments(6)

     k) Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1(11)

 2. Custodian Agreements. Not applicable.

 3. Underwriting Contracts

     a)  Underwriting Agreement(1)

     b)  Amendment to Underwriting Agreement(1)

     c)  Amendment to Underwriting Agreement(1)

     d)  Amendment to Underwriting Agreement(1)

     e)  Amendment to Underwriting Agreement(1)

     f)  PPGA's Agreement and Supplements(1)

     g)  PPA's Agreement and Supplements(1)

     h)  PGA's Agreement and Supplements(1)

     i)   Special Agent's Career Agreement and Supplement(1)

     j)   Special Agent's Agreement(1)

     k)  Corporate Agent's Agreement and Supplement(1)

     l)   PPGA Commission Schedules(1)

     m) PPA Commission Schedules(1)

     n)  PGA Commission Schedules(1)

     o) Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement(1)

     p) Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement(1)

     q) Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement(1)

     r) Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers(1)

 4. Contracts

     a) Individual Flexible Premium Adjustable Variable Life Insurance Policy Forms (C126, C126A, C127, C127A & C128)(2)

     b)  Children's Term Rider (C306)(2)

     c)  Convertible Term Life Rider (C308)(2)

     d)  Extension of Final Policy Date Rider (C822)(2)

     e)  Qualify as part of Section 403(b) Rider (C827)(2)

     f)  Change of Insured Rider (C901)(2)

     g)  Disability Waiver Benefit Rider (C902)(2)

     h)  Disability Waiver of Premium Rider (C903)(2)

     i)   Accelerated Death Benefit Rider (C/D904)(1)

     j) Form of Illustration of Death Benefits, Policy Account Values and Net Cash Surrender Values(8)

     k)  Long-Term Care Acceleration Benefit Rider (Form R1100)(5)

     l)   Long-Term Care Extended Insurance Benefit Rider (Form R1102)(5)

     m) Long-Term Care Waiver Benefit Rider (Form 1101)(5)

     n)  Accelerated Death Benefit Rider (Form R1904)


 5. Applications

     a)  Form of Application(4)

     b)  Application for Flexible Premium(2)

     c)  Initial Allocation Selection(1)

 6. Depositor's Certificate of Incorporation and By-Laws

     a)  Charter of Provident Mutual Life Insurance Company(1)

     b)  By-Laws of Provident Mutual Life Insurance Company(1)

     c)  Charter of Nationwide Life Insurance Company of America(11)

     d)  By-Laws of Nationwide Life Insurance Company of America(11)

 7. Reinsurance Contracts

     a)  Single Life Permanent Pool (ERC)(11)

     b)  Single Life Permanent Pool (RGA)(11)

     c) Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company(11)

     d) Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company(11)

     e) Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company(11)

     f) Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation(11)

     g) Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation(11)

     h) Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America(11)

     i) Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America(11)

     j) YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.(11)

     k) YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.(11)


     l)   Additional list of reinsurance contracts


 8. Participation Agreements

     a) Participation Agreement by and among Market Street Fund, Inc., Provident Mutual Life Insurance Company and PML Securities, Inc.(1)

     b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company(1)

     c) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company(1)

     d) Sales Agreement between Neuberger & Berman Advisers Management Trust and Provident Mutual Life Insurance Company(1)

     e) Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company, and Fred Alger and Company Incorporated(1)

     f) Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc. and Provident Mutual Life Insurance Company(3)

     g) Participation Agreement among Market Street Fund, Provident Mutual Life Insurance Company and 1717 Capital Management Company(6)

     h) Shareholder Services Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and American Century(R) Investment Services, Inc.(9)

     i) Participation Agreement between Janus Aspen Series and Provident Mutual Life Insurance Company.(9)

     j) Participation Agreement among Oppenheimer Variable Account Funds, Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and OppenheimerFunds, Inc.(9)

     k) Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund, and Fidelity Distributors Corporation(9)

     l) Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund II, and Fidelity Distributors Corporation(9)

     m) Addendum to Participation Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, Van Eck Investment Trust, and Van Eck Securities Corporation(9)

     n) Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia(10)

     o) First Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia(9)

     p) Second Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia(9)


     q)  Form of Participation Agreement(14)


 9. Administrative Contracts. Not applicable.

10. Other Material Contracts

     a)  Powers of Attorney(11)

     b)  Additional Power of Attorney(12)

     c) Sponsorship Agreement between Provident Mutual Life Insurance Company and MLPFS for Zero Coupon Board Trust(1)

11. Legal Opinion. Opinion and Consent of James Bernstein, Esquire(8)

12. Actuarial Opinion. Not applicable.

13. Calculations. Not applicable.

14. Other Opinions


     a)  Consent of Sutherland Asbill & Brennan LLP



     b)  Consent of PricewaterhouseCoopers LLP



     c)  Consent of KPMG LLP



     d)  Consent of Scott V. Carney, FSA, MAAA


15. Omitted Financial Statements. No financial statements are omitted from Item 24.

16.  Initial Capital Agreements. Not applicable.


17. Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies.(13)


---------------
 (1) Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

 (2) Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

 (4) Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.

 (5) Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.

 (6) Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

 (7) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 19, 2001, File No. 333-71763.

 (8) Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

 (9) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

(10) Incorporated herein by reference to Post-Effective Amendment No. 8, filed on April 25, 2000, File No. 33-65512.

(11) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.


(12) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on February 21, 2003, File No. 333-71763.



(13) Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 24, 2003, File No. 333-98629.



(14) Incorporated herein by reference to Post-Effective Amendment No. 7, filed on April 24, 2003, File No. 333-71763.


Item 28.  Directors and Officers of the Depositor

 NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
 ------------------------------------                -----------------------------------
Joseph J. Gasper**                         Director and Vice Chairperson of the Board
W. G. Jurgensen**                          Director, Chairperson of the Board, and Chief Executive
                                           Officer
Richard A. Karas**                         Director
Gary D. McMahan                            Director, President, and Chief Operating Officer

 NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
 ------------------------------------                -----------------------------------
Robert A. Rosholt**                        Director
Mark R. Thresher**                         Director, Senior Vice President, and Assistant Treasurer
James D. Benson                            Senior Vice President and Treasurer
Scott V. Carney                            Senior Vice President and Actuary
Peter D. Cuozzo                            Senior Vice President
Patricia R. Hatler**                       Senior Vice President, General Counsel, and Assistant
                                           Secretary
William E. Mabe***                         Senior Vice President
Brian W. Nocco**                           Senior Vice President and Assistant Treasurer
Denise Sortino***                          Senior Vice President
Christine Mullen                           Secretary


---------------
  * The principal business address for each officer and director is Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.

 ** The address is One Nationwide Plaza, Columbus, Ohio 43215

*** The address is 300 Continental Drive, Newark, Delaware 19713.


Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant



  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  1717 Advisory              Pennsylvania                               The company is inactive and formerly
  Services, Inc.                                                        registered as an investment advisor.
  1717 Brokerage             Pennsylvania                               This company is registered as a
  Services, Inc.                                                        broker-dealer.
  1717 Capital               Pennsylvania                               The company is registered as a
  Management Company                                                    broker-dealer and investment advisor.
  1717 Insurance            Massachusetts                               Established to grant proper licensing to
  Agency of                                                             Provident Mutual Companies in
  Massachusetts                                                         Massachusetts.
  1717 Insurance                Texas                                   Established to grant proper licensing to
  Agency of Texas                                                       Provident Mutual Companies in Texas.
  401(k) Companies,             Texas                                   This corporation acts as a holding
  Inc. (The)                                                            company.
  401(k) Company (The)          Texas                                   The corporation is a third-party
                                                                        administrator providing record keeping
                                                                        services for 401(k) plans.
  401(k) Investment             Texas                                   The corporation is an investment advisor
  Advisors, Inc.                                                        registered with the Securities and
                                                                        Exchange Commission.
  401(k) Investment             Texas                                   The corporation is a broker-dealer
  Services, Inc.                                                        registered with the National Association
                                                                        of Securities Dealers, a self-regulatory
                                                                        body of the Securities and Exchange
                                                                        Commission.
  Affiliate Agency of            Ohio                                   The corporation is an insurance agency
  Ohio, Inc.                                                            marketing life insurance and annuity
                                                                        products through financial institutions.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Affiliate Agency,            Delaware                                 The corporation is an insurance agency
  Inc.                                                                  marketing life insurance and annuity
                                                                        products through financial institutions.
  AGMC Reinsurance      Turks & Caicos Islands                          The corporation is in the business of
  Ltd.                                                                  reinsurance of mortgage guaranty risks.
  AID Finance                    Iowa                                   This corporation is a holding company.
  Services, Inc.
  ALLIED Document                Iowa                                   The corporation provides general printing
  Solutions, Inc.                                                       services to its affiliated companies as
                                                                        well as to unaffiliated companies.
  ALLIED General                 Iowa                                   The corporation acts as a general agent
  Agency Company                                                        and surplus lines broker for property and
                                                                        casualty insurance products.
  ALLIED Group                   Iowa                                   The corporation engages in the direct
  Insurance Marketing                                                   marketing of property and casualty
  Company                                                               insurance products.
  ALLIED Group, Inc.             Iowa                                   The corporation is a property and casualty
                                                                        insurance holding company.
  ALLIED Property and            Iowa                                   The corporation underwrites general
  Casualty Insurance                                                    property and casualty insurance.
  Company
  Allied Texas Agency,          Texas                                   The corporation acts as a managing general
  Inc.                                                                  agent to place personal and commercial
                                                                        automobile insurance with CCMIC for the
                                                                        independent agency companies.
  Allnations, Inc.               Ohio                                   The corporation engages in promoting,
                                                                        extending, and strengthening cooperative
                                                                        insurance organizations throughout the
                                                                        world.
  AMCO Insurance                 Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  American Marine              Florida                                  The corporation is an underwriting manager
  Underwriters, Inc.                                                    for ocean cargo and hull insurance.
  Asset Management        England and Wales                             The corporation is a holding company of a
  Holdings, plc                                                         group engaged in the management of pension
                                                                        fund assets, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate
                                                                        clients.
  Audenstar Limited         United Kingdom                              To market insurance products and to carry
                                                                        on business in the fields of life,
                                                                        pension, house, motor, marine, fire,
                                                                        employers' liability, accident and other
                                                                        insurance; to act as insurance brokers and
                                                                        consultants and as agents for effecting
                                                                        insurance and obtaining policies in
                                                                        respect of all and every kind of risk and
                                                                        against death, injury or loss arising out
                                                                        of, or through, or in connection with any
                                                                        accidents and against loss or damage to
                                                                        real or personal property.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance            California                                The corporation is a small captive
  Services, Inc.                                                        insurance brokerage firm serving
                                                                        principally, but not exclusively, the
                                                                        "traditional" agent producers of CalFarm
                                                                        Insurance Company.
  CalFarm Insurance           California                                The corporation assists agents and
  Agency                                                                affiliated companies in account completion
                                                                        for marketing CalFarm Products.
  Calfarm Insurance           California                                The corporation is a California-based
  Company                                                               multi-line insurance corporation that
                                                                        writes agricultural, commercial, personal
                                                                        and individual health coverages and
                                                                        benefits from the sponsorship of the
                                                                        California Farm Bureau.
  Cap Pro Holding,             Delaware                                 This company operates as a holding
  Inc.                                                                  company.
  Coda Capital               Pennsylvania                               The company is a convertible bond manager.
  Management, LLC
  Colonial County               Texas                                   The corporation underwrites non-standard
  Mutual Insurance                                                      automobile and motorcycle insurance and
  Company                                                               various other commercial liability
                                                                        coverage in Texas.
  Cooperative Service          Nebraska                                 The corporation is an insurance agency
  Company                                                               that sells and services commercial
                                                                        insurance. The corporation also provides
                                                                        loss control and compliance consulting
                                                                        services and audit, compilation, and tax
                                                                        preparation services.
  Corviant Corporation         Delaware                                 The purpose of the corporation is to
                                                                        create a captive distribution network
                                                                        through which affiliates can sell
                                                                        multi-manager investment products,
                                                                        insurance products and sophisticated
                                                                        estate planning services.
  Damian Securities        England & Wales                              The corporation is engaged in investment
  Limited                                                               holding.
  Dancia Life S.A.            Luxembourg                                The purpose of this company is to carry
                                                                        out, on its own behalf or on behalf of
                                                                        third parties, any insurance business
                                                                        including coinsurance, reinsurance
                                                                        relating to human life, whether undertaken
                                                                        in Luxembourg or abroad, all real estate
                                                                        business and all business relating to
                                                                        movable assets, all financial business,
                                                                        and other business related directly to the
                                                                        company's objectives which would promote
                                                                        or facilitate the realization of the
                                                                        company's objective.
  Delfi Realty                 Delaware                                 This is an inactive company.
  Corporation
  Depositors Insurance           Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  Dinamica                      Brazil                                  The company participates with other
  Participacoes SA                                                      companies related to the registrant's
                                                                        international operations.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Discover Insurance          California                                The purpose of the company is to sell
  Agency, LLC                                                           property and casualty insurance products
                                                                        including, but not limited to, automobile
                                                                        or other vehicle insurance and homeowner's
                                                                        insurance.
  Discover Insurance            Texas                                   To sell property and casualty insurance
  Agency of Texas, LLC                                                  products including, but not limited to,
                                                                        automobile or other vehicle insurance and
                                                                        homeowner's insurance.
  DVM Insurance               California                                The company places pet insurance business
  Agency, Inc.                                                          not written by Veterinary Pet Insurance
                                                                        Company outside of California with
                                                                        National Casualty Company.
  F&B, Inc.                      Iowa                                   The corporation is an insurance agency
                                                                        that places business not written by the
                                                                        Farmland Insurance Companies with other
                                                                        carriers.
  Farmland Mutual                Iowa                                   The corporation provides property and
  Insurance Company                                                     casualty insurance primarily to
                                                                        agricultural businesses.
  Fenplace Limited         England & Wales                              Currently inactive.
  Financial Horizons           Alabama                                  The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Alabama, Inc.                                                      products through financial institutions.
  Financial Horizons             Ohio                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Ohio, Inc.                                                         products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Oklahoma, Inc.                                                     products through financial institutions.
  Financial Horizons            Texas                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Texas, Inc.                                                        products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is a limited broker-dealer
  Securities                                                            doing business solely in the financial
  Corporation                                                           institutions market.
  Florida Records              Florida                                  The corporation administers the deferred
  Administrator, Inc.                                                   compensation plan for the public employees
                                                                        of the State of Florida.
  Four P Finance             Pennsylvania                               This is an inactive company.
  Company
  G.I.L. Nominees          England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act of
                                                                        1985 (English Law).
  Gartmore 1990            England & Wales                              The company is engaged as a general
  Limited                                                               partner in a limited partnership formed to
                                                                        invest in unlisted securities.
  Gartmore 1990            England & Wales                              The company is dormant within the meaning
  Trustee Limited                                                       of Section 249AA of the Companies Act of
                                                                        1985 (English Law).

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore Capital         England & Wales                              The company is engaged in investment
  Management Limited                                                    management and advisory services to
                                                                        business, institutional and private
                                                                        investors.
  Gartmore                     Delaware                                 The corporation is a limited
  Distribution                                                          broker-dealer.
  Services, Inc.
  Gartmore Emerging            Delaware                                 The company acquires and holds interest in
  Managers, LLC                                                         a registered investment advisor and
                                                                        provides investment management services.
  Gartmore Fund            Jersey, Channel                              The company is engaged in investment
  Managers                     Islands                                  administration and support.
  International
  Limited
  Gartmore Fund            England & Wales                              The company is engaged in authorized unit
  Managers Limited                                                      trust management.
  Gartmore Global              Delaware                                 This company operates as a holding
  Asset Management,                                                     company.
  Inc.
  Gartmore Global              Delaware                                 The company acts as a holding company for
  Asset Management                                                      the Gartmore Group and as a registered
  Trust                                                                 investment advisor.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Investments, Inc.
  Gartmore Global              Delaware                                 The partnership is engaged in investment
  Partners                                                              management.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Ventures, Inc.
  Gartmore Indosuez UK     England & Wales                              The company is a general partner in two
  Recovery Fund (G.P.)                                                  limited partnerships formed to invest in
  Limited                                                               unlisted securities.
  Gartmore Investment      England & Wales                              The company is engaged in investment
  Limited                                                               management and advisory services to
                                                                        pension funds, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate or
                                                                        other institutional clients.
  Gartmore Investment      England & Wales                              The company is an investment holding
  Management plc                                                        company and provides services to other
                                                                        companies within the Gartmore Group.
  Gartmore Investment          Germany                                  The company is engaged in marketing
  Services GmbH                                                         support.
  Gartmore Investment          England                                  The company is engaged in investment
  Services Limited                                                      holding.
  Gartmore Investor              Ohio                                   The corporation provides transfer and
  Services, Inc.                                                        dividend disbursing agent services to
                                                                        various mutual fund entities.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore Japan                Japan                                   The company is engaged in the business of
  Limited                                                               investment management.
  Gartmore Morley &             Oregon                                  The corporation brokers or places book
  Associates, Inc.                                                      value maintenance agreements (wrap
                                                                        contracts) and guaranteed I contracts
                                                                        (GICs) for collective investment trusts
                                                                        and accounts.
  Gartmore Morley               Oregon                                  The corporation is an investment advisor
  Capital Management,                                                   and stable value money manager.
  Inc.
  Gartmore Morley               Oregon                                  The corporation is a holding company.
  Financial Services,
  Inc.
  Gartmore Mutual Fund         Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Nominees        England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act 1985
                                                                        (English Law).
  Gartmore Pension         England & Wales                              The company is the trustee of the Gartmore
  Trustees Limited                                                      Pension Scheme.
  Gartmore Riverview           Delaware                                 The company provides customized solutions,
  LLC                                                                   in the form of expert advise and
                                                                        investment management services, to a
                                                                        limited number of institutional investors,
                                                                        through construction of hedge fund and
                                                                        alternative asset portfolios and their
                                                                        integration into the entire asset
                                                                        allocation framework.
  Gartmore S.A.                Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Secretaries     Jersey, Channel                              The company is dormant.
  (Jersey) Ltd.                Islands
  Gartmore Securities      England & Wales                              The company is engaged in investment
  Limited                                                               holding and is a partner in Gartmore
                                                                        Global Partners.
  Gartmore Trust                Oregon                                  The corporation is an Oregon state bank
  Company                                                               with trust power.
  Gartmore U.S.            England & Wales                              The company is a joint partner in Gartmore
  Limited                                                               Global Partners.
  Gates, McDonald &              Ohio                                   The company provides services to employers
  Company                                                               for managing worker's and unemployment
                                                                        compensation matters and employee benefits
                                                                        costs.
  Gates, McDonald &             Nevada                                  The corporation provides self-insurance
  Company of Nevada                                                     administration, claims examining and data
                                                                        processing services.
  Gates, McDonald &            New York                                 The corporation provides worker's
  Company of New York,                                                  compensation/self-insured claims
  Inc.                                                                  administration services to employers with
                                                                        exposure in New York.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health           Ohio                                   The corporation provides medical
  Plus, Inc.                                                            management and cost containment services
                                                                        to employers.
  GGI MGT LLC                  Delaware                                 The company is a passive investment holder
                                                                        in Newhouse Special Situations Fund I, LLC
                                                                        for the purpose of allocation of earnings
                                                                        to Gartmore management team as it relates
                                                                        to the ownership and management of
                                                                        Newhouse Special Situations Fund I, LLC.
  Institutional                New York                                 This company holds insurance licenses in
  Concepts, Inc.                                                        numerous states.
  Insurance                      Ohio                                   The corporation is an insurance agency and
  Intermediaries, Inc.                                                  provides commercial property and casualty
                                                                        brokerage services.
  Landmark Financial           New York                                 The corporation is an insurance agency
  Services of New                                                       marketing life insurance and annuity
  York, Inc.                                                            products through financial institutions.
  Lone Star General             Texas                                   The corporation acts as general agent to
  Agency, Inc.                                                          market non-standard automobile and
                                                                        motorcycle insurance for Colonial County
                                                                        Mutual Insurance Company.
  Market Street Fund           Delaware                                 This is an open-end diversified investment
                                                                        management company that serves as an
                                                                        investment medium for the variable life
                                                                        policies and variable annuity of NLICA and
                                                                        NLACA.
  Market Street              Pennsylvania                               This is an inactive company.
  Investment
  Management Company
  MedProSolutions,          Massachusetts                               The corporation provides third-party
  Inc.                                                                  administration services for workers
                                                                        compensation, automobile injury and
                                                                        disability claims.
  National Casualty           Wisconsin                                 The corporation underwrites various
  Company                                                               property and casualty coverage, as well as
                                                                        individual and group accident and health
                                                                        insurance.
  National Casualty            England                                  This company is currently inactive.
  Company of America,
  Ltd.
  National Deferred              Ohio                                   The corporation administers deferred
  Compensation, Inc.                                                    compensation plans for public employees.
  Nationwide Advantage           Iowa                                   The company is engaged in making
  Mortgage Company                                                      residential (1-4 family) mortgage loans.
  Nationwide Affinity           Kansas                                  It is a shell insurer with no active
  Insurance Company of                                                  policies or liabilities.
  America
  Nationwide                     Ohio                                   The company invests in affordable
  Affordable Housing,                                                   multi-family housing projects throughout
  LLC                                                                   the U.S.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Agency,             Ohio                                   The corporation is an insurance agency.
  Inc.
  Nationwide                     Iowa                                   The corporation provides property and
  Agribusiness                                                          casualty insurance primarily to
  Insurance Company                                                     agricultural businesses.
  Nationwide Arena,              Ohio                                   The purpose of this company is to develop
  LLC                                                                   Nationwide Arena and to engage in related
                                                                        Arena district development activity.
  Nationwide Asset         England & Wales                              This company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide Assurance        Wisconsin                                 The corporation underwrites non-standard
  Company                                                               auto and motorcycle insurance.
  Nationwide Capital             Ohio                                   This is a holding company that funds/owns
  Mortgage, LLC                                                         commercial mortgage loans for an interim
                                                                        basis, hedges the loans during the
                                                                        ownership period, and then sells the loans
                                                                        as part of a securitization to generate a
                                                                        profit.
  Nationwide Cash                Ohio                                   The corporation buys and sells investment
  Management Company                                                    securities of a short-term nature as agent
                                                                        for other corporations, foundations, and
                                                                        insurance company separate accounts.
  Nationwide Community           Ohio                                   The company hold investments in low-income
  Development                                                           housing funds.
  Corporation, LLC
  Nationwide                     Ohio                                   The corporation acts primarily as a
  Corporation                                                           holding company for entities affiliated
                                                                        with NMIC and NMFIC.
  Nationwide Financial           Ohio                                   The corporation acts as an administrator
  Assignment Company                                                    of structured settlements.
  Nationwide Financial         Delaware                                 The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc.
  Nationwide Financial        New Mexico                                The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc. of New Mexico
  Nationwide Financial      Massachusetts                               The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors
  Insurance Agency,
  Inc. of
  Massachusetts

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Financial         Bermuda                                  The corporation is a long-term insurer
  Services (Bermuda)                                                    that issues variable annuity and variable
  Ltd.                                                                  life products to persons outside the
                                                                        United States and Bermuda.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust                                                                 individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust II                                                              individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The corporation acts primarily as a
  Services, Inc.                                                        holding company for companies within the
                                                                        Nationwide organization that offer or
                                                                        distribute long-term savings and
                                                                        retirement products.
  Nationwide Financial          Poland                                  The corporation provides services to
  Sp. Z o.o                                                             Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide                     Ohio                                   The corporation contributes to non-profit
  Foundation                                                            activities and projects.
  Nationwide General             Ohio                                   The corporation transacts a general
  Insurance Company                                                     insurance business, except life insurance.
  Nationwide Global              Ohio                                   The company acts as a support company for
  Finance, LLC                                                          Nationwide Global Holdings, Inc., in its
                                                                        international capitalization efforts.
  Nationwide Global           Luxembourg                                This company is formed to issue shares of
  Funds                                                                 mutual funds.
  Nationwide Global              Ohio                                   The corporation is a holding company for
  Holdings, Inc.                                                        international operations.
  Nationwide Global           Luxembourg                                It serves as an extension of Nationwide
  Holdings, Inc.                                                        Global Holdings, Inc.
  Luxembourg Branch
  Nationwide Global             Brazil                                  The company acts as a holding company.
  Holdings-NGH Brazil
  Participacoes LTDA
  Nationwide Global            Delaware                                 The company acts as a holding company.
  Japan, Inc.
  Nationwide Global           Hong Kong                                 The corporation is a holding company for
  Limited                                                               Asian operations.
  Nationwide Health              Ohio                                   The corporation operates as a Health
  Plans, Inc.                                                           Insurance Corporation (HIC).
  Nationwide Holdings,          Brazil                                  The purpose of the company is to
  SA                                                                    participate in other companies related to
                                                                        the registrant's international operations.
  Nationwide Home                Ohio                                   This corporation performs the marketing
  Mortgage                                                              function for Nationwide Advantage Mortgage
  Distributors, Inc.                                                    Company.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity           Ohio                                   Acts as a reinsurer by assuming business
  Company                                                               from NMIC and other insurers within the
                                                                        Nationwide Insurance organization.
  Nationwide Insurance        Wisconsin                                 The corporation is an independent agency
  Company of America                                                    personal lines underwriter of
                                                                        property/casualty insurance.
  Nationwide Insurance           Ohio                                   The corporation transacts general
  Company of Florida                                                    insurance business except life insurance.
  Nationwide Insurance           Ohio                                   The company provides administrative
  Sales Company, LLC                                                    services for the product sales and
                                                                        distribution channels of Nationwide Mutual
                                                                        Insurance Company and its affiliated and
                                                                        subsidiary insurance companies.
  Nationwide                  California                                The corporation is a special risk, excess
  International                                                         and surplus lines underwriting manager.
  Underwriters, Inc.
  Nationwide                   Oklahoma                                 It is a limited broker-dealer company
  Investment Services                                                   doing business in the deferred
  Corporation                                                           compensation market and acts as an
                                                                        investment advisor.
  Nationwide Life and            Ohio                                   The corporation engages in underwriting
  Annuity Insurance                                                     life insurance and granting, purchasing,
  Company                                                               and disposing of annuities.
  Nationwide Life and          Delaware                                 The company insures against personal
  Annuity Company of                                                    injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Thailand                                 The company acts as a holding company.
  Assurance Company,
  Ltd.
  Nationwide Life            Pennsylvania                               The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Delaware                                 The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  Delaware                                                              from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life                Ohio                                   This corporation provides individual life,
  Insurance Company                                                     group life and health insurance, fixed and
                                                                        variable annuity products, and other life
                                                                        insurance products.
  Nationwide Lloyds             Texas                                   The corporation markets commercial
                                                                        property insurance in Texas.
  Nationwide                     Ohio                                   The corporation offers a preferred
  Management System,                                                    provider organization and other related
  Inc.                                                                  products and services.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Martima            Brazil                                  To operate as a licensed insurance company
  Vida Previdencia                                                      in the categories of life and unrestricted
  S.A.                                                                  private pension plans in Brazil.
  Nationwide Mortgage            Ohio                                   The corporation acts as a holding company.
  Holdings, Inc.
  Nationwide Mutual              Ohio                                   The company engages in a general insurance
  Fire Insurance                                                        and reinsurance business, except life
  Company                                                               insurance.
  Nationwide Mutual              Ohio                                   The company engages in general insurance
  Insurance Company                                                     and reinsurance business, except life
                                                                        insurance.
  Nationwide                     Ohio                                   The company is engaged in the business of
  Properties, Ltd.                                                      developing, owning and operating real
                                                                        estate and real estate investments.
  Nationwide Property            Ohio                                   The corporation engages in a general
  and Casualty                                                          insurance business, except life insurance.
  Insurance Company
  Nationwide Provident         Delaware                                 This is an inactive company.
  Distributors, Inc
  (fka Providentmutual
  Distributors, Inc.)
  Nationwide Provident       Pennsylvania                               This is a holding company for
  Holding Company (fka                                                  non-insurance subsidiaries.
  -- Provident Mutual
  Holding Company)
  Nationwide Realty              Ohio                                   The company is engaged in the business of
  Investors, Ltd.                                                       developing, owning and operating real
                                                                        estate investments.
  Nationwide                     Ohio                                   The corporation is an insurance agency
  Retirement Plan                                                       providing individual and group life,
  Services, Inc.                                                        disability and health insurance and
                                                                        marketing retirement plan administration
                                                                        and investments.
  Nationwide                   Delaware                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc.                                                       employees.
  Nationwide                   Alabama                                  The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees and
  Alabama                                                               educators.
  Nationwide                   Arizona                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arizona
  Nationwide                   Arkansas                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arkansas

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide                   Montana                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Montana
  Nationwide                    Nevada                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Nevada
  Nationwide                  New Mexico                                The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  New Mexico
  Nationwide                     Ohio                                   The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees.
  Ohio
  Nationwide                   Oklahoma                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Oklahoma
  Nationwide                 South Dakota                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  South Dakota
  Nationwide                    Texas                                   The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Texas
  Nationwide                   Wyoming                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Wyoming
  Nationwide                Massachusetts                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Insurance                                                  employees.
  Agency, Inc.
  Nationwide                     Ohio                                   The corporation is a registered
  Securities, Inc.                                                      broker-dealer and provides investment
                                                                        management and administrative services.
  Nationwide Services            Ohio                                   The company performs shared services
  Company, LLC                                                          functions for the Nationwide organization.
  Nationwide Services           Poland                                  The corporation provides services to
  Sp. Zo.o                                                              Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide Strategic           Ohio                                   The company acts as a private equity fund
  Investment Fund, LLC                                                  investing in companies for investment
                                                                        purposes and to create strategic
                                                                        opportunities for Nationwide.
  Nationwide                    Poland                                  The corporation is authorized to engage in
  Towarzystwo                                                           the business of life insurance and pension
  Ubezpieczen na Zycie                                                  products in Poland.
  S.A.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Trust                                                      This is a federal savings bank chartered
  Company, FSB                                                          by the Office of Thrift Supervision in the
                                                                        United States Department of the Treasury
                                                                        to exercise custody and fiduciary powers.
  Nationwide UK Asset      England & Wales                              The company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide UK            England & Wales                              The company acts as a holding company.
  Holding Company,
  Ltd.
  Newhouse Capital             Delaware                                 The company invests in financial services
  Partners, LLC                                                         companies that specialize in e-commerce
                                                                        and promote distribution of financial
                                                                        services.
  Newhouse Special             Delaware                                 The company plans to own and manage
  Situations Fund I,                                                    contributed securities and to achieve
  LLC                                                                   long-term capital appreciation from the
                                                                        contributed securities and through
                                                                        investments in a portfolio of other equity
                                                                        investments in financial service by the
                                                                        Company to be undervalued.
  NFS Distributors,            Delaware                                 The corporation acts primarily as a
  Inc.                                                                  holding company for Nationwide Financial
                                                                        Services, Inc. distribution companies.
  NFSB Investments,            Bermuda                                  The corporation buys and sells investment
  Inc. (new company                                                     securities for its own account in order to
  Jul 02)                                                               enhance the investment returns of its
                                                                        affiliates.
  NGH Luxembourg, S.A.        Luxembourg                                The company acts primarily as a holding
                                                                        company for Nationwide Global Holdings,
                                                                        Inc. European operations.
  NGH Netherlands,           Netherlands                                The company acts as a holding company for
  B.V.                                                                  other Nationwide overseas companies.
  NGH UK, Ltd.              United Kingdom                              The company functions as a support company
                                                                        for other Nationwide overseas companies.
  NorthPointe Capital,         Delaware                                 The company acts as a registered
  LLC                                                                   investment advisor.
  PanEuroLife                 Luxembourg                                This Luxembourg-based life insurance
                                                                        company provides individual life insurance
                                                                        primarily in the United Kingdom, Belgium
                                                                        and France.
  Pension Associates,         Wisconsin                                 The corporation provides pension plan
  Inc.                                                                  administration and record keeping services
                                                                        and pension plan compensation consulting.
  PNAM, Inc.                   Delaware                                 This is a holding company.
  Premier Agency, Inc.           Iowa                                   This corporation is an insurance agency.
  Provestco, Inc.              Delaware                                 The company serves as a general partner in
                                                                        certain real estate limited partnerships
                                                                        invested in by NLICA.
  RCMD Financial               Delaware                                 This is a holding company.
  Services, Inc.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Retention                    Bermuda                                  The company will write first dollar
  Alternatives, Ltd.                                                    insurance policies in the following lines
                                                                        of insurance: workers compensation,
                                                                        general liability and automobile liability
                                                                        for its affiliates in the United States.
  RF Advisors, Inc.          Pennsylvania                               This is an inactive company.
  Riverview Agency              Texas                                   The corporation is an insurance agency
                                                                        licensed with the Texas Department of
                                                                        Insurance.
  Riverview                    Delaware                                 This company is an investment advisor and
  International Group,                                                  a broker/dealer.
  Inc.
  RP&C International             Ohio                                   The company is an investment banking firm,
                                                                        which provides specialist advisory
                                                                        services and innovative financial
                                                                        solutions to public and private companies
                                                                        internationally.
  SBSC Ltd. (Thailand)         Thailand                                 This company acts as a holding company.
  Scottsdale Indemnity           Ohio                                   The corporation engages in a general
  Company                                                               insurance business, except life insurance.
  Scottsdale Insurance           Ohio                                   The corporation primarily provides excess
  Company                                                               and surplus lines of property and casualty
                                                                        insurance.
  Scottsdale Surplus           Arizona                                  The corporation provides excess and
  Lines Insurance                                                       surplus lines coverage on a non-admitted
  Company                                                               basis.
  Siam Ar-Na-Khet              Thailand                                 The company is a holding company.
  Company Limited
  Software Development         Delaware                                 The company once used to customize and
  Corp.                                                                 sell IMACS, NLICA (fka Provident Mutual
                                                                        Life Insurance) direct response
                                                                        administration system.
  TBG Insurance               California                                The corporation markets and administers
  Services Corporation                                                  executive benefit plans.
  Vertboise, SA               Luxembourg                                The company acts as a real property
                                                                        holding company.
  Veterinary Pet              California                                This company provides pet insurance.
  Insurance Company
  Veterinary Pet              California                                This corporation acts as a holding
  Services, Inc.                                                        company.
  Villanova                    Delaware                                 The purpose of the company is to provide
  Securities, LLC                                                       brokerage services for block mutual fund
                                                                        trading for both affiliated and
                                                                        non-affiliated investment advisors and
                                                                        perform block mutual fund trading directly
                                                                        with fund companies.
  VPI Services, Inc.          California                                The company operates as a nationwide pet
                                                                        registry service for holders of Veterinary
                                                                        Pet Insurance policies, including pet
                                                                        indemnification and lost pet recovery
                                                                        program.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Washington Square          Pennsylvania                               This company provided administrative
  Administrative                                                        services to NLACA.
  Services, Inc.
  Western Heritage             Arizona                                  The corporation underwrites excess and
  Insurance Company                                                     surplus lines of property and casualty
                                                                        insurance.
  *MFS Variable                  Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account                                       Separate Account
  *Nationwide Multi-             Ohio           Nationwide Life         Issuer of Annuity Contracts
  Flex Variable                                 Separate Account
  Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-A                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-D                            Annuity Separate
                                                Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account                                       Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-II                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-3                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-4                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-5                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-6                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-7                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-8                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-9                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-10                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-11                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-12                                    Separate Account

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-13                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-14                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-15                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-16                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-17                                    Separate Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-A                            Annuity Separate
                                                Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-D                            Annuity Separate
                                                Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account                              Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-2                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-3                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-4                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-5                            Separate Account
  Nationwide VLI                 Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-6                            Separate Account


---------------

   * Subsidiaries for which separate financial statements are filed



  ** Subsidiaries included in the respective consolidated financial statements



 *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



**** Other subsidiaries

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

Item 30.  Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

                                   ARTICLE IX

            INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

     Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

     Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

     Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

     Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

     Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter


     (a) Other Activity. 1717 Capital Management Company ("1717") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. 1717 is also principal underwriter for Nationwide Provident VLI Separate Account A, Nationwide Provident VA Separate Account 1, and Nationwide Provident VA Separate Account A.


     (b) Management. The following information is furnished with respect to the officers and directors of 1717:

NAME AND PRINCIPAL                 POSITIONS AND OFFICES            POSITIONS AND OFFICES
BUSINESS ADDRESS*                        WITH 1717                     WITH DEPOSITOR
------------------                 ---------------------            ---------------------


Peter D. Cuozzo..............  Director and Senior Vice        Senior Vice President
                               President
Lance A. Reihl...............  Director, President, and        Vice President
                               Chief Operating Officer
Gary D. McMahan..............  Director                        Director, President and Chief
                                                               Operating Officer
James D. Benson..............  Senior Vice President and       Senior Vice President and
                               Assistant Treasurer             Treasurer
Scott V. Carney..............  Senior Vice President           Senior Vice President and
                                                               Actuary
William E. Mabe***...........  Senior Vice President           Senior Vice President
Denise Sortino***............  Senior Vice President           Senior Vice President
Thomas E. Barnes**...........  Vice President and Secretary    Vice President and Assistant
                                                               Secretary
Todd Miller..................  Treasurer and Chief Financial   Director, Corporate
                               Officer                         Accounting
Kathleen Walsh***............  Vice President                  Vice President


---------------
  * Principal business address is c/o Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.

 ** The address is One Nationwide Plaza, Columbus, Ohio 43215.

*** The address is 300 Continental Drive, Newark, Delaware 19713.

     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
 1717               N/A               None             N/A           N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of

America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 33.  Management Services

All management contracts are discussed in Part A or Part B.

Item 34.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this post-effective amendment to the registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Berwyn and Commonwealth of Pennsylvania, on the 21st day of April, 2003.


                                     NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

                                                      (REGISTRANT)

                                        By: NATIONWIDE LIFE INSURANCE COMPANY OF
                                                                         AMERICA
                                                    (DEPOSITOR)


            Attest: /s/ KATHERINE DEPERI                                By: /s/ GARY D. MCMAHAN
   -----------------------------------------------        ---------------------------------------------------
                  Katherine DePeri                                          Gary D. McMahan
                                                                       Director, President, and
                                                                        Chief Operating Officer

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                                         (DEPOSITOR)

            Attest: /s/ KATHERINE DEPERI                                By: /s/ GARY D. MCMAHAN
   -----------------------------------------------        ---------------------------------------------------
                  Katherine DePeri                                          Gary D. McMahan
                                                                       Director, President, and
                                                                        Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                     SIGNATURES                                                  TITLE
                     ----------                                                  -----

                 /s/ GARY D. MCMAHAN                     Director, President, and Chief Operating Officer
-----------------------------------------------------      (Principal Executive Officer)
                   Gary D. McMahan

                 /s/ JAMES D. BENSON                     Senior Vice President and Treasurer (Principal
-----------------------------------------------------      Financial Officer/Principal Accounting Officer)
                   James D. Benson

                          *                              Director, Chairperson of the Board, and Chief
-----------------------------------------------------      Executive Officer
                   W.G. Jurgensen

                          *                              Director and Vice Chairperson of the Board
-----------------------------------------------------
                  Joseph J. Gasper

                          *                              Director
-----------------------------------------------------
                  Richard A. Karas

                          *                              Director
-----------------------------------------------------
                  Robert A. Rosholt

                          *                              Director, Senior Vice President, and Assistant
-----------------------------------------------------      Treasurer
                  Mark A. Thresher

             * By: /s/ KATHERINE DEPERI
  -------------------------------------------------
                  Katherine DePeri
                  Attorney-In-Fact
            Pursuant to Power of Attorney

                                 EXHIBIT INDEX



EXHIBITS
--------
 4.(n)    Accelerated Death Benefit Rider
 7.(l)    Additional list of reinsurance contracts
14.(a)    Consent of Sutherland Asbill and Brennan LLP
14.(b)    Consent of PricewaterhouseCoopers LLP
14.(c)    Consent of KPMG LLP
14.(d)    Consent of Scott Carney, FSA, MAAA